UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04416

                                                PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed-Delivery Security

DE — Developed Equity

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —	Floating Rate Note. The rate shown is the rate in effect on August 31, 2014, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2014, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

PNC Retirement Income Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 94.6%
Domestic Equity Funds — 18.6%
PNC Large Cap Core Fund,
Class I Shares†	10,801	$172
PNC Small Cap Fund,
Class I Shares†	1,747	36

		208

Fixed Income Funds — 54.7%
Eaton Vance Floating-Rate Fund	1,545	14
PNC Bond Fund,
Class I Shares†	23,568	250
PNC High Yield Bond Fund,
Class I Shares†	3,354	29
PNC Limited Maturity Bond Fund,
Class I Shares†	24,099	245
Vanguard Inflation-Protected Securities Fund	2,829	76

		614

International Equity Funds — 6.1%
PNC International Equity Fund,
Class I Shares†	2,657	53
Vanguard Emerging Markets Stock Index Fund	420	15

		68

Money Market Fund — 11.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	132,586	133

Real Estate Fund — 3.4%
Vanguard REIT Index Fund	1,287	38

Total Mutual Funds
(Cost $976)		1,061

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 6.2%
Domestic Equity Funds — 5.8%
iShares Dow Jones Select Dividend Index Fund†	287	$22
SPDR ® S&P ® Dividend ETF	282	22
WisdomTree LargeCap Dividend Fund	304	22

		66

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	43	2
Vanguard FTSE All World ex-US Small-Cap ETF	20	2

		4

Total Exchange-Traded Funds
(Cost $ 53)		70

TOTAL INVESTMENTS — 100.8%
(Cost $ 1,029)**		1,131

Other Assets & Liabilities – (0.8)%		(9)

TOTAL NET ASSETS — 100.0%		$1,122

**	Aggregate cost for Federal income tax purposes is (000) $ 1,029.

Gross unrealized appreciation (000)	$102
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$102

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Funds	$70	$–	$–	$70
Mutual Funds	1,061	–	–	1,061

Total Assets - Investments in Securities	$1,131	$–	$–	$1,131

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Target 2020 Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.8%
Domestic Equity Funds — 27.2%
PNC Large Cap Core Fund,
Class I Shares†	16,979	$271
PNC Small Cap Fund,
Class I Shares†	2,406	50

		321

Fixed Income Funds — 43.8%
Eaton Vance Floating-Rate Fund	2,473	22
PNC Bond Fund,
Class I Shares†	24,896	264
PNC High Yield Bond Fund,
Class I Shares†	4,443	38
PNC Limited Maturity Bond Fund,
Class I Shares†	10,830	110
Vanguard Inflation-Protected Securities Fund	3,054	82

		516

International Equity Funds — 10.5%
PNC International Equity Fund,
Class I Shares†	4,823	97
Vanguard Emerging Markets Stock Index Fund	734	26

		123

Money Market Fund — 6.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	71,037	71

Real Estate Fund — 4.3%
Vanguard REIT Index Fund	1,711	50

Total Mutual Funds
(Cost $972)		1,081

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 9.3%
Commodity Fund — 2.5%
PowerShares DB Commodity Index
Tracking Fund*	1,176	$30

Domestic Equity Funds — 6.1%
iShares Dow Jones Select Dividend Index Fund†	316	24
SPDR ® S&P ® Dividend ETF	303	23
WisdomTree LargeCap Dividend Fund	341	25

		72

International Equity Funds — 0.7%
iShares MSCI EAFE Small Cap Index Fund†	77	4
Vanguard FTSE All World ex-US Small-Cap ETF	41	4

		8

Total Exchange-Traded Funds
(Cost $93)		110

TOTAL INVESTMENTS — 101.1%
(Cost $1,065)**		1,191

Other Assets & Liabilities – (1.1)%		(13)

TOTAL NET ASSETS — 100.0%		$1,178

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,063.

Gross unrealized appreciation (000)	$142
Gross unrealized depreciation (000)	(14)

Net unrealized appreciation (000)	$128

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Funds	$110	$–	$–	$110
Mutual Funds	1,081	–	–	1,081

Total Assets - Investments in Securities	$1,191	$–	$–	$1,191

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Target 2030 Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 87.0%
Domestic Equity Funds — 38.7%
PNC Large Cap Core Fund,
Class I Shares†	33,090	$528
PNC Small Cap Fund,
Class I Shares†	5,150	106

		634

Fixed Income Funds — 23.8%
Eaton Vance Floating-Rate Fund	3,069	28
PNC Bond Fund,
Class I Shares†	26,008	276
PNC High Yield Bond Fund,
Class I Shares†	5,169	44
PNC Limited Maturity Bond Fund,
Class I Shares†	1,498	15
Vanguard Inflation-Protected Securities Fund	1,021	27

		390

International Equity Funds — 16.1%
PNC International Equity Fund,
Class I Shares†	9,849	198
Vanguard Emerging Markets Stock Index Fund	1,850	67

		265

Money Market Fund — 4.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	75,836	76

Real Estate Fund — 3.8%
Vanguard REIT Index Fund	2,135	62

Total Mutual Funds
(Cost $1,210)		1,427

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 13.9%
Commodity Fund — 2.7%
PowerShares DB Commodity Index
Tracking Fund*	1,797	$45

Domestic Equity Funds — 9.0%
iShares Dow Jones Select Dividend Index Fund†	646	50
SPDR ® S&P ® Dividend ETF	624	48
WisdomTree LargeCap Dividend Fund	697	50

		148

International Equity Funds — 2.2%
iShares MSCI EAFE Small Cap Index Fund†	341	17
Vanguard FTSE All World ex-US Small-Cap ETF	166	18

		35

Total Exchange-Traded Funds
(Cost $195)		228

TOTAL INVESTMENTS — 100.9%
(Cost $1,405)**		1,655

Other Assets & Liabilities – (0.9)%		(14)

TOTAL NET ASSETS — 100.0%		$1,641

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,402.

Gross unrealized appreciation (000)	$262
Gross unrealized depreciation (000)	(9)

Net unrealized appreciation (000)	$253

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Funds	$228	$–	$–	$228
Mutual Funds	1,427	–	–	1,427

Total Assets - Investments in Securities	$1,655	$–	$–	$1,655

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Target 2040 Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.3%
Domestic Equity Funds — 47.6%
PNC Large Cap Core Fund,
Class I Shares†	32,370	$517
PNC Small Cap Fund,
Class I Shares†	4,867	100

		617

Fixed Income Funds — 11.0%
Eaton Vance Floating-Rate Fund	1,189	11
PNC Bond Fund,
Class I Shares†	10,125	107
PNC High Yield Bond Fund,
Class I Shares†	1,941	16
Vanguard Inflation-Protected Securities Fund	281	8

		142

International Equity Funds — 19.4%
PNC International Equity Fund,
Class I Shares†	9,396	188
Vanguard Emerging Markets Stock Index Fund	1,762	64

		252

Money Market Fund — 3.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	46,969	47

Real Estate Fund — 3.7%
Vanguard REIT Index Fund	1,637	48

Total Mutual Funds
(Cost $883)		1,106

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.7%
Commodity Fund — 2.7%
PowerShares DB Commodity Index Tracking Fund*	1,403	$35

Domestic Equity Funds — 10.5%
iShares Dow Jones Select Dividend Index Fund†	591	45
SPDR ® S&P ® Dividend ETF	571	44
WisdomTree LargeCap Dividend Fund	640	46

		135

International Equity Funds — 2.5%
iShares MSCI EAFE Small Cap Index Fund†	313	16
Vanguard FTSE All World ex-US Small-Cap ETF	154	17

		33

Total Exchange-Traded Funds
(Cost $170)		203

TOTAL INVESTMENTS — 101.0%
(Cost $1,053)**		1,309

Other Assets & Liabilities – (1.0)%		(13)

TOTAL NET ASSETS — 100.0%		$1,296

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,050.

Gross unrealized appreciation (000)	$266
Gross unrealized depreciation (000)	(7)

Net unrealized appreciation (000)	$259

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Funds	$203	$–	$–	$203
Mutual Funds	1,106	–	–	1,106

Total Assets - Investments in Securities	$1,309	$–	$–	$1,309

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Target 2050 Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 83.5%
Domestic Equity Funds — 48.6%
PNC Large Cap Core Fund,
Class I Shares†	35,078	$560
PNC Small Cap Fund,
Class I Shares†	5,674	117

		677

Fixed Income Funds — 7.2%
Eaton Vance Floating-Rate Fund	850	8
PNC Bond Fund,
Class I Shares†	7,091	75
PNC High Yield Bond Fund,
Class I Shares†	1,431	12
Vanguard Inflation-Protected Securities Fund	201	6

		101

International Equity Funds — 20.7%
PNC International Equity Fund,
Class I Shares†	10,729	215
Vanguard Emerging Markets Stock Index Fund	2,009	73

		288

Money Market Fund — 3.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	51,302	51

Real Estate Fund — 3.3%
Vanguard REIT Index Fund	1,556	45

Total Mutual Funds
(Cost $913)		1,162

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 17.4%
Commodity Fund — 2.7%
PowerShares DB Commodity Index Tracking Fund*	1,502	$37

Domestic Equity Funds — 11.9%
iShares Dow Jones Select Dividend Index Fund†	728	56
SPDR ® S&P ® Dividend ETF	699	54
WisdomTree LargeCap Dividend Fund	779	56

		166

International Equity Funds — 2.8%
iShares MSCI EAFE Small Cap Index Fund†	366	19
Vanguard FTSE All World ex-US Small-Cap ETF	177	19

		38

Total Exchange-Traded Funds
(Cost $202)		241

TOTAL INVESTMENTS — 100.9%
(Cost $1,115)**		1,403

Other Assets & Liabilities – (0.9)%		(12)

TOTAL NET ASSETS — 100.0%		$1,391

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,111.

Gross unrealized appreciation (000)	$298
Gross unrealized depreciation (000)	(6)

Net unrealized appreciation (000)	$292

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Funds	$241	$–	$–	$241
Mutual Funds	1,162	–	–	1,162

Total Assets - Investments in Securities	$1,403	$–	$–	$1,403

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 36.3%
Consumer Discretionary — 5.1%
American Axle & Manufacturing Holdings*	6,380	$116
CBS, Cl B	3,010	178
Comcast, Cl A	2,870	157
Dorman Products*	2,260	101
Foot Locker	9,060	508
Ford Motor	6,730	117
Hanesbrands	2,690	276
Hibbett Sports*	1,900	86
Home Depot	3,660	342
HSN	1,650	100
Lithia Motors, Cl A	500	44
Madison Square Garden, Cl A*	1,840	123
McDonald’s	1,350	127
Monro Muffler Brake	1,620	84
Polaris Industries	1,400	204
Priceline Group*	100	124
Time Warner	2,800	216
Walt Disney	3,470	312
Wolverine World Wide	1,910	51
Wyndham Worldwide	3,610	292

		3,558

Consumer Staples — 3.3%
Altria Group	6,550	282
Boston Beer, Cl A*	310	68
Coca-Cola Enterprises	3,950	189
Constellation Brands, Cl A*	1,870	163
CVS Caremark	2,010	160
Kimberly-Clark	1,690	183
Kroger	4,240	216
PepsiCo	1,501	139
Philip Morris International	2,070	177
Procter & Gamble	4,415	367
Reynolds American	2,230	130
Rite Aid*	21,090	131
TreeHouse Foods*	750	62

		2,267

Energy — 2.6%
Atwood Oceanics*	860	42
Chevron	3,229	418
ConocoPhillips	4,420	359
EOG Resources	2,010	221
Exxon Mobil	3,445	343
Helmerich & Payne	910	95
Occidental Petroleum	2,330	242
Oil States International*	540	35
World Fuel Services	1,760	78

		1,833

Financials — 7.1%
Allstate	2,580	159
American Express	1,580	142
AmTrust Financial Services#	4,086	180
Bank of the Ozarks	6,160	197
BB&T	2,930	109
Blackstone Group LP	6,700	225
Capital One Financial	2,600	213
Chubb	2,154	198
Credit Acceptance*	770	95
Discover Financial Services	3,629	226

	Number of Shares	Value (000)

Eagle Bancorp*	2,548	$85
Encore Capital Group*	1,250	55
Extra Space Storage REIT	2,450	129
FNF Group	3,220	91
HCP REIT	2,930	127
Home BancShares	2,110	63
Huntington Bancshares	15,860	156
JPMorgan Chase	8,528	507
M&T Bank	1,180	146
MetLife	2,120	116
National General Holdings	3,610	68
Portfolio Recovery Associates*	3,220	183
Principal Financial Group	2,290	124
RLI	2,260	101
SEI Investments	3,860	146
U.S. Bancorp	5,190	219
Ventas REIT	2,610	172
ViewPoint Financial Group	3,570	93
Virtus Investment Partners	740	166
Wells Fargo	7,479	385
World Acceptance*	640	50

		4,926

Healthcare — 5.4%
Amgen	2,630	367
Baxter International	2,100	158
Becton Dickinson	1,420	166
Biogen Idec*	400	137
Bio-Reference Labs*	1,860	54
Cigna	1,270	120
CorVel*	1,731	71
Edwards Lifesciences*	1,390	138
Eli Lilly	2,760	175
Gilead Sciences*	2,490	268
HCA Holdings*	2,140	149
Johnson & Johnson	3,687	383
McKesson	1,020	199
Merck	7,431	447
MWI Veterinary Supply*	800	114
Neogen*	2,010	85
PAREXEL International*	2,110	119
Pfizer	12,561	369
St. Jude Medical	3,010	197

		3,716

Industrials — 5.0%
Actuant, Cl A	2,560	87
B/E Aerospace*	1,030	87
Boeing	3,100	393
Civeo	1,080	27
Colfax*	1,230	78
Delta Air Lines	4,660	184
EnerSys	2,120	136
Esterline Technologies*	820	96
General Dynamics	830	102
General Electric	22,590	587
Genesee & Wyoming, Cl A*	620	61
HEICO	1,312	68
Lockheed Martin	750	131
Manpowergroup	2,460	191
Old Dominion Freight Line*	1,900	127
Snap-On	1,360	170

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Southwest Airlines	6,830	$219
Trinity Industries	2,690	130
Union Pacific	1,660	175
United Rentals*	1,790	211
United Technologies	1,210	131
Wesco Aircraft Holdings*	3,890	71

		3,462

Information Technology — 5.8%
Advent Software	2,130	69
Apple	9,329	956
CA	5,630	159
CDW	5,260	174
Cisco Systems	19,072	477
Google, Cl A*	375	218
Intel	3,580	125
Manhattan Associates*	3,080	89
Micron Technology*	5,220	170
Microsoft	3,592	163
Oracle	7,270	302
OSI Systems*	2,035	142
QUALCOMM	2,810	214
Skyworks Solutions	4,240	240
Symantec*	8,500	206
Tyler Technologies*	750	67
Western Digital	1,220	126
WEX*	990	113

		4,010

Materials — 0.9%
Balchem	1,730	89
Crown Holdings*	2,310	111
Eastman Chemical	1,830	151
International Paper	2,220	108
Packaging Corporation of America	2,460	167

		626

Telecommunication Services — 0.3%
AT&T	3,807	133
Verizon Communications	1,750	87

		220

Utilities — 0.8%
National Fuel Gas	2,470	189
NextEra Energy	1,138	112
Pinnacle West Capital	3,550	202
Wisconsin Energy	1,350	61

		564

Total Common Stocks
(Cost $19,430)		25,182

FOREIGN COMMON STOCKS — 11.3%
Consumer Discretionary — 2.2%
Berkeley Group Holdings PLC (United Kingdom)	963	38
Bridgestone (Japan) (A)	1,300	45
Compass Group PLC (United Kingdom)	4,054	66
Dufry AG (Switzerland)*	416	70
Garmin (Switzerland)	3,120	169
Inditex SA (Spain)	1,070	31
LVMH Moet Hennessy Louis Vuitton SA (France)	343	60

	Number of Shares	Value (000)

Magna International (Canada)#	2,010	$228
Michael Kors Holdings (Hong Kong)*	2,681	215
OSIM International (Singapore)	14,000	30
Pandora A/S (Denmark)	1,077	81
Rakuten (Japan) (A)	6,300	82
Royal Caribbean Cruises (Liberia)	1,960	125
TAL Education Group, ADR (China)*	1,553	53
Thomas Cook Group PLC (United Kingdom)*	20,670	43
Toyota Motor, ADR (Japan)	1,453	166
WPP PLC, ADR (United Kingdom)	399	42

		1,544

Consumer Staples — 0.7%
Anheuser-Busch InBev NV, ADR (Belgium)	895	100
Associated British Foods PLC (United Kingdom)	518	25
Koninklijke Ahold NV (Netherlands)	2,462	42
Nestle SA (Switzerland)	1,983	154
Puregold Price Club (Philippines)	43,700	36
Reckitt Benckiser Group PLC (United Kingdom)	1,207	105

		462

Energy — 0.7%
Ensco PLC, Cl A (United Kingdom)	3,630	183
Modec (Japan) (A)	1,700	46
Schlumberger (Curacao)	2,040	224
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	321	34

		487

Financials — 1.5%
ACE (Switzerland)	3,000	319
AIA Group (Hong Kong)	12,955	71
Deutsche Wohnen AG (Germany)	2,790	63
Equity Bank (Kenya)	55,995	30
FirstService (Canada)	1,170	64
Hargreaves Lansdown PLC (United Kingdom)	2,638	49
Invesco (Bermuda)	4,080	167
IRF European Finance Investments (United Kingdom)* (B)	31,579	–
Mitsubishi Estate (Japan) (A)	2,000	46
Mitsubishi UFJ Financial Group, ADR (Japan)	10,840	63
Nomura Holdings (Japan) (A)	7,400	47
UBS AG (Switzerland)*	2,980	53
Vib Vermoegen AG (Germany)	1,859	34

		1,006

Healthcare — 1.6%
Actavis PLC (Ireland)*	300	68
Bayer AG (Germany)	839	113
Coloplast A/S, Cl B (Denmark)	499	42
GlaxoSmithKline PLC, ADR (United Kingdom)	3,340	164
GN Store Nord A/S (Denmark)	2,034	46
Grifols SA (Spain)	1,487	69
Jazz Pharmaceuticals PLC (Ireland)*	400	65
Meda AB, Cl A (Sweden)	3,330	45
Novo Nordisk A/S, ADR (Denmark)	3,060	140
Roche Holding AG (Switzerland)	524	153
Sawai Pharmaceutical (Japan) (A)	500	29
Shire PLC, ADR (United Kingdom)	140	34
Sonova Holding AG (Switzerland)	142	23
Teva Pharmaceutical Industries, ADR (Israel)	2,090	110

		1,101

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — 1.1%
ABB, ADR (Switzerland)*	2,817	$64
Ashtead Group PLC (United Kingdom)	5,825	95
Canadian Pacific Railway (Canada)	537	108
Eaton PLC (Ireland)	1,370	96
FANUC (Japan) (A)	304	51
Hexagon AB, Cl B (Sweden)	1,481	48
Hexagon Composites ASA (Norway)	5,835	30
Koninklijke Philips NV (Netherlands)	1,278	40
Nabtesco (Japan) (A)	2,100	48
Rational AG (Germany)	182	57
SMC (Japan) (A)	300	79
Weir Group PLC (United Kingdom)	1,317	58

		774

Information Technology — 2.1%
ARM Holdings PLC, ADR (United Kingdom)	1,613	78
Axis Communications AB (Sweden)	1,053	31
Check Point Software Technologies (Israel)*	2,560	182
Fleetmatics Group PLC (Ireland)*	1,194	39
Globo PLC (United Kingdom)*	24,203	19
Ingenico (France)	730	70
NAVER (South Korea)	108	82
NQ Mobile, ADR (China)*#	10,871	71
NXP Semiconductor NV (Netherlands)*	2,930	201
Open Text (Canada)	1,660	94
Opera Software ASA (Norway)	3,622	53
Qihoo 360 Technology, ADR (China)*	1,539	135
SAP SE, ADR (Germany)	336	26
TE Connectivity (Switzerland)	2,360	148
Tencent Holdings (Hong Kong)	10,122	165
Wirecard AG (Germany)	2,242	84

		1,478

Materials — 0.8%
Dangote Cement PLC (Nigeria)	23,559	33
First Quantum Minerals (Canada)	2,548	57
James Hardie Industries PLC (Ireland)	5,968	71
LyondellBasell Industries NV, Cl A (Netherlands)	1,030	118
Potash Corp of Saskatchewan (Canada)	4,300	151
Randgold Resources, ADR (United Kingdom)	524	44
Sumitomo Metal Mining (Japan) (A)	3,000	46
Syngenta AG, ADR (Switzerland)	773	56

		576

Telecommunication Services — 0.5%
Rogers Communications, Cl B (Canada)	4,530	185
Softbank (Japan) (A)	1,051	76
Telenor ASA (Norway)	2,511	57

		318

Utilities — 0.1%
Red Electrica SA (Spain)	630	53

Total Foreign Common Stocks
(Cost $6,414)		7,799

EXCHANGE-TRADED FUNDS — 12.2%
iShares MSCI EAFE Value Index†	84,986	4,844
iShares MSCI Emerging Markets Index Fund†	49,011	2,208
iShares STOXX Europe 600 Banks DE†	1,474	39
SPDR ® S&P 500 ® ETF Trust	6,660	1,337

	Number of Shares	Value (000)

Total Exchange-Traded Funds
(Cost $8,597)		$8,428

MASTER LIMITED PARTNERSHIP — 0.1%
Energy — 0.1%
Enterprise Products Partners LP	1,960	80

Total Master Limited Partnership
(Cost $56)		80

	Par (000)
ASSET-BACKED SECURITIES — 0.7%
Automotive — 0.3%
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	$70	70
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	110	111

		181

Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	120	120
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.117%, 07/23/18	105	105

		225

Equipment — 0.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	90	90

Total Asset-Backed Securities
(Cost $495)		496

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	384	398

Total Commercial Mortgage-Backed Security
(Cost $381)		398

CORPORATE BONDS — 12.7%
Aerospace — 0.2%
Erickson
8.250%, 05/01/20#	29	29
Spirit AeroSystems
6.750%, 12/15/20	66	70
United Technologies
4.500%, 06/01/42	60	64

		163

Automotive — 0.2%
BorgWarner
4.625%, 09/15/20	60	65

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Automotive — continued
Lear
8.125%, 03/15/20	$25	$27
5.375%, 03/15/24	50	51
Titan International
6.875%, 10/01/20	25	25

		168

Cable — 0.8%
21st Century Fox America
8.450%, 08/01/34	60	87
AMC Networks
7.750%, 07/15/21	75	83
Belo
7.750%, 06/01/27	50	56
Comcast
4.250%, 01/15/33	75	78
DIRECTV Holdings LLC
4.600%, 02/15/21	40	44
Sinclair Television Group
6.375%, 11/01/21	25	26
Time Warner Entertainment LP
8.375%, 03/15/23	25	34
Viacom
3.250%, 03/15/23	120	119

		527

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	50	57

Consumer Services — 0.8%
Avon Products
5.000%, 03/15/23#	60	60
Cedar Fair LP
5.250%, 03/15/21	25	25
Felcor Lodging LP
5.625%, 03/01/23	35	36
H&E Equipment Services
7.000%, 09/01/22	25	27
Live Nation Entertainment
7.000%, 09/01/20 144A	50	54
LKQ
4.750%, 05/15/23	35	34
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	50	52
Royal Caribbean Cruises
11.875%, 07/15/15	27	29
7.500%, 10/15/27	42	49
Sotheby’s
5.250%, 10/01/22 144A	25	24
Speedway Motorsports
6.750%, 02/01/19	50	52
Wynn Las Vegas LLC
7.875%, 05/01/20	25	27
5.375%, 03/15/22	55	58

		527

Energy — 2.1%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	71

	Par (000)	Value (000)

Cloud Peak Energy Resources LLC
8.500%, 12/15/19	$60	$63
Continental Resources
5.000%, 09/15/22	115	124
Denbury Resources
5.500%, 05/01/22	60	62
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	55	64
EQT
4.875%, 11/15/21	80	88
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	105	129
McDermott International
8.000%, 05/01/21 144A	40	41
Nexen Energy ULC
5.875%, 03/10/35	45	53
ONEOK Partners LP
6.125%, 02/01/41	35	42
Peabody Energy
6.500%, 09/15/20#	70	70
Petrobras Global Finance BV
3.000%, 01/15/19	65	64
6.250%, 03/17/24	55	60
Petroleos Mexicanos
6.000%, 03/05/20	55	63
Range Resources
6.750%, 08/01/20	60	64
Rowan
4.875%, 06/01/22	75	81
4.750%, 01/15/24	25	26
Samson Investment
9.750%, 02/15/20	25	26
Tesoro
5.375%, 10/01/22	60	61
Transocean
6.375%, 12/15/21	50	57
Whiting Petroleum
6.500%, 10/01/18	45	47
Williams
4.550%, 06/24/24	65	65

		1,421

Financials — 2.4%
Abbey National Treasury Services PLC
3.050%, 08/23/18	40	42
American Express Credit (GMTN)
2.250%, 08/15/19	65	65
Bank of America (MTN)
5.625%, 07/01/20	130	149
4.000%, 04/01/24	45	46
Capital One Financial
3.500%, 06/15/23	88	89
Citigroup
6.125%, 11/21/17	115	131
5.500%, 09/13/25	55	62
Deutsche Bank AG
1.400%, 02/13/17	75	75
General Electric Capital (GMTN)
3.150%, 09/07/22	55	56
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	55	62
HSBC Holdings PLC
5.100%, 04/05/21	105	120

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
International Lease Finance
4.875%, 04/01/15	$50	$51
JPMorgan Chase
6.125%, 06/27/17	40	45
4.625%, 05/10/21	40	44
3.375%, 05/01/23	60	59
7.900%, 04/29/49 (C)	50	56
Morgan Stanley
4.750%, 03/22/17	100	108
4.875%, 11/01/22	65	70
Royal Bank of Canada
1.200%, 09/19/18	125	125
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	65
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	101
Wells Fargo
5.900%, 12/29/49 (C)	65	68

		1,689

Food, Beverage & Tobacco — 0.1%
Constellation Brands
8.375%, 12/15/14	50	51
HJ Heinz
4.250%, 10/15/20	45	46

		97

Healthcare — 0.6%
DaVita HealthCare Partners
5.750%, 08/15/22	50	53
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	45	48
Gilead Sciences
3.700%, 04/01/24	90	94
HCA
7.250%, 09/15/20	60	64
Johnson & Johnson
5.950%, 08/15/37	60	80
Select Medical
6.375%, 06/01/21	30	31
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	75	78

		448

Industrials — 1.4%
Allegion US Holding
5.750%, 10/01/21	25	26
Amphenol
4.000%, 02/01/22	50	52
Avnet
4.875%, 12/01/22	55	59
Ball
4.000%, 11/15/23	50	48
Bombardier
7.750%, 03/15/20 144A	50	55
Caterpillar
3.900%, 05/27/21	115	125
CNH Industrial Capital LLC
6.250%, 11/01/16	10	11
3.625%, 04/15/18	51	51

	Par (000)	Value (000)

CRH America
4.125%, 01/15/16	$75	$78
DR Horton
3.625%, 02/15/18	60	61
General Electric
4.125%, 10/09/42	75	77
Graphic Packaging International
7.875%, 10/01/18	60	63
Harsco
5.750%, 05/15/18	55	59
Huntington Ingalls Industries
6.875%, 03/15/18	50	53
Interface
7.625%, 12/01/18	60	63
Owens-Brockway Glass Container
7.375%, 05/15/16	50	54
PulteGroup
7.875%, 06/15/32	60	68

		1,003

Insurance — 0.6%
Allstate
5.750%, 08/15/53 (C)	45	48
Aon
3.500%, 09/30/15	65	67
Berkshire Hathaway Finance
4.250%, 01/15/21	115	127
MetLife
6.400%, 12/15/66	65	73
Reinsurance Group of America
6.450%, 11/15/19	65	77

		392

Materials — 0.4%
Allegheny Technologies
5.875%, 08/15/23	60	66
ArcelorMittal
6.750%, 02/25/22	25	28
7.500%, 10/15/39	30	33
Freeport-McMoRan
3.550%, 03/01/22	65	65
International Paper
7.500%, 08/15/21	50	64
PolyOne
7.375%, 09/15/20	50	54

		310

Real Estate Investment Trusts — 0.6%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	115	117
Digital Realty Trust LP
5.875%, 02/01/20#	90	101
5.250%, 03/15/21#	25	27
ProLogis LP
6.875%, 03/15/20	50	60
Realty Income
5.750%, 01/15/21	90	104

		409

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 0.6%
eBay
2.875%, 08/01/21	$45	$45
Hanesbrands
6.375%, 12/15/20	55	59
Kroger
3.400%, 04/15/22	75	76
L Brands
8.500%, 06/15/19	20	24
Sally Holdings LLC
6.875%, 11/15/19	50	54
Wal-Mart Stores
5.250%, 09/01/35	50	60
5.625%, 04/01/40	50	62

		380

Technology — 0.5%
Apple
3.850%, 05/04/43	130	124
Hewlett-Packard
4.375%, 09/15/21	75	81
KLA-Tencor
6.900%, 05/01/18	10	12
Oracle
4.300%, 07/08/34	65	68
Xilinx
3.000%, 03/15/21	45	46

		331

Telecommunications — 0.5%
AT&T
6.300%, 01/15/38	30	37
DigitalGlobe
5.250%, 02/01/21 144A	35	35
GTE
6.940%, 04/15/28	85	106
SBA Telecommunications
5.750%, 07/15/20	25	26
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	80	89
Verizon Communications
6.400%, 09/15/33	50	63

		356

Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	60	62
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	58
Jurassic Holdings III
6.875%, 02/15/21 144A	30	31

		151

Utilities — 0.6%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	102
Calpine
7.875%, 01/15/23 144A	50	56
DPL
6.500%, 10/15/16	65	69
Duke Energy
3.550%, 09/15/21	35	37

	Par (000)	Value (000)

Duke Energy Carolinas LLC
4.000%, 09/30/42	$10	$10
Exelon Generation LLC
4.000%, 10/01/20	95	100
Toledo Edison
7.250%, 05/01/20	17	20

		394

Total Corporate Bonds (Cost $8,493)		8,823

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	40	48

Total Municipal Bond (Cost $48)		48

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.8%
Federal Home Loan Mortgage Corporation — 1.1%
4.500%, 06/01/41	207	224
4.000%, 01/01/41	120	127
3.500%, 06/01/42	139	143
3.500%, 12/01/42	256	263

		757

Federal National Mortgage Association — 6.0%
5.500%, 07/01/33	5	5
5.500%, 05/01/35	33	37
5.000%, 08/01/40	217	240
4.500%, 06/01/40	251	274
4.500%, 10/01/40	68	74
4.500%, 01/01/41	153	165
4.500%, 03/01/41	137	149
4.500%, 04/01/41	204	221
4.000%, 03/01/26	41	43
4.000%, 12/01/40	123	131
4.000%, 01/01/41	166	177
4.000%, 02/01/41	148	157
4.000%, 02/01/42	152	161
4.000%, 07/01/42	194	205
3.500%, 01/01/26	114	121
3.500%, 10/01/26	108	115
3.500%, 01/01/28	213	225
3.500%, 03/01/41	138	143
3.500%, 06/01/42	178	184
3.500%, 10/01/42	186	192
3.500%, 11/01/42	160	165
3.500%, 02/01/43	137	142
3.000%, 06/01/27	164	171
3.000%, 06/01/28	102	106
3.000%, 11/01/42	186	185
2.500%, 11/01/27	339	344

		4,132

Government National Mortgage Association — 0.7%
4.500%, 08/15/39	115	125
4.000%, 09/15/41	124	132
4.000%, 10/20/43	100	107
3.500%, 07/15/42	66	68

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
3.500%, 12/20/42	$82	$86

		518

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $5,316)		5,407

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds — 1.9%
4.500%, 02/15/36	555	700
3.750%, 08/15/41	435	495
3.125%, 08/15/44	130	131

		1,326

U.S. Treasury Notes — 11.3%
3.000%, 09/30/16	895	940
2.625%, 11/15/20	170	177
2.250%, 01/31/15	1,670	1,685
1.625%, 08/15/22	575	553
1.500%, 08/31/18	475	477
1.250%, 01/31/19	150	148
0.875%, 12/31/16	95	95
0.375%, 01/15/16	930	931
0.250%, 09/15/14	590	590
0.250%, 01/31/15	2,260	2,262

		7,858

Total U.S. Treasury Obligations (Cost $9,102)		9,184

	Number of Shares
MONEY MARKET FUND — 4.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	3,261,486	3,261

Total Money Market Fund (Cost $3,261)		3,261

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.7% (Cost $61,593)		69,106

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.0%

Money Market Fund — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	692,782	693

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $693)		693

TOTAL INVESTMENTS — 100.7% (Cost $62,286)**		69,799

Other Assets & Liabilities – (0.7)%		(480)

TOTAL NET ASSETS — 100.0%		$69,319

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $62,330.

Gross unrealized appreciation (000)	$8,449
Gross unrealized depreciation (000)	(980)

Net unrealized appreciation (000)	$7,469

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $673 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of August 31, 2014.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2014.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $555 (000) and represents 0.8% of net assets as of August 31, 2014.

Forward Currency Contracts:

Settlement	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)
11/14	Sell*	JPY 45,000	$464	$432	$32
11/14	Sell*	JPY 14,700	150	142	8
11/14	Sell*	JPY 7,018	68	68	–

			$682	$642	$40

*	Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $594,483 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Nikkei 225®	1	$143	09/11/14	$8

  Cash in the amount of $4,337 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $157,545 have been segregated by the Fund.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$496	$–	$496
Commercial Mortgage-Backed Security	–	398	–	398
Common Stocks	25,182	–	–	25,182
Corporate Bonds	–	8,823	–	8,823
Exchange-Traded Funds	8,428	–	–	8,428
Foreign Common Stocks:
Austria	–	34	–	34
Belgium	100	–	–	100
Bermuda	167	–	–	167
Canada	886	–	–	886
China	259	–	–	259
Curacao	224	–	–	224
Denmark	140	169	–	309
France	–	130	–	130
Germany	60	317	–	377
Hong Kong	215	235	–	450
Ireland	268	72	–	340
Israel	292	–	–	292
Japan	229	594	–	823
Kenya	–	30	–	30
Liberia	125	–	–	125
Netherlands	358	42	–	400
Nigeria	33	–	–	33
Norway	–	141	–	141
Philippines	–	36	–	36
Singapore	–	30	–	30
South Korea	–	82	–	82
Spain	–	153	–	153
Sweden	–	124	–	124
Switzerland	810	400	–	1,210
United Kingdom	565	479	–	1,044
Master Limited Partnership	80	–	–	80
Money Market Fund	3,261	–	–	3,261
Municipal Bond	–	48	–	48
Short-Term Investment Purchased with Collateral From Securities Loaned	693	–	–	693
U.S. Government Agency Mortgage-Backed Obligations	–	5,407	–	5,407
U.S. Treasury Obligations	–	9,184	–	9,184

Total Assets - Investments in Securities	$42,375	$27,424	$–	$69,799

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Other Financial Instruments
Forward Currency Contracts	$–	$40	$–	$40
Futures Contracts	8	–	–	8

Total Assets - Other Financial Instruments	$8	$40	$–	$48

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 92.6%
Consumer Discretionary — 16.6%
Barratt Developments PLC (United Kingdom)	1,185,879	$7,292
Bellway PLC (United Kingdom)	285,827	7,583
Berkeley Group Holdings PLC (United Kingdom)	58,204	2,321
Bridgestone (Japan) (A)	65,902	2,263
Christian Dior SA (France)	31,300	5,570
Compass Group PLC (United Kingdom)	253,569	4,127
Dufry AG (Switzerland)*	24,602	4,198
Duni AB (Sweden)	417,000	5,555
GTECH SpA (Italy)#	177,729	4,238
Inditex SA (Spain)	60,570	1,755
IPSOS (France)	115,972	3,466
LVMH Moet Hennessy Louis Vuitton SA (France)	19,937	3,461
Michael Kors Holdings (Hong Kong)*	61,930	4,962
OSIM International (Singapore)#	825,000	1,777
Pandora A/S (Denmark)	64,532	4,839
Persimmon PLC (United Kingdom)	338,245	7,446
Rakuten (Japan) (A)	375,294	4,862
TAL Education Group, ADR (China)*	91,803	3,140
Taylor Wimpey PLC (United Kingdom)	3,986,316	7,596
Thomas Cook Group PLC (United Kingdom)*	1,198,024	2,485
Toyota Motor (Japan) (A)	165,700	9,455
WPP PLC, ADR (United Kingdom)	23,592	2,474

		100,865

Consumer Staples — 8.6%
Anheuser-Busch InBev NV (Belgium)	54,789	6,112
Asahi Group Holdings (Japan)	201,300	6,353
Associated British Foods PLC (United Kingdom)	30,109	1,432
Greencore Group PLC (Ireland)	3,394,830	15,003
Koninklijke Ahold NV (Netherlands)	117,946	2,015
MEIJI Holdings (Japan)	83,734	6,902
Nestle SA (Switzerland)	78,257	6,070
Puregold Price Club (Philippines)	2,499,000	2,075
Reckitt Benckiser Group PLC (United Kingdom)	72,774	6,351

		52,313

Energy — 4.4%
Etablissements Maurel et Prom (France)	333,300	5,201
Modec (Japan) (A)	100,900	2,762
Sasol (South Africa)	114,450	6,652
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	19,901	2,092
Thai Oil PCL (Thailand)	3,352,150	5,431
Tullow Oil PLC (United Kingdom)	393,743	4,776

		26,914

Financials — 11.7%
AIA Group (Hong Kong)	784,638	4,279
Deutsche Wohnen AG (Germany)	158,075	3,572
DNB ASA (Norway)	300,744	5,628
Equity Bank (Kenya)	4,204,963	2,225
Hannover Rueck SE (Germany)	70,900	5,898
Hargreaves Lansdown PLC (United Kingdom)	158,372	2,951
Investor AB, Cl B (Sweden)	171,745	6,378
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	–
Mitsubishi Estate (Japan) (A)	227,000	5,250
Mitsubishi UFJ Financial Group (Japan) (A)	438,500	2,527
Muenchener Rueckversicherungs AG (Germany)	25,800	5,180
Nomura Holdings (Japan) (A)	445,000	2,856
Sberbank of Russia, ADR (Russia)	242,200	1,974

	Number of Shares	Value (000)

SpareBank 1 Sr Bank ASA (Norway)	616,553	$6,081
Standard Chartered PLC (United Kingdom)	273,255	5,508
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	5,644
UBS AG (Switzerland)*	179,055	3,212
Vib Vermoegen AG (Germany)	109,580	2,016

		71,179

Healthcare — 10.9%
Actavis PLC (Ireland)*	18,000	4,086
Bayer AG (Germany)	49,280	6,623
COLOPLAST A/S, Cl B (Denmark)	28,924	2,406
GN Store Nord A/S (Denmark)	122,636	2,797
Grifols SA (Spain)	87,941	4,097
Jazz Pharmaceuticals PLC (Ireland)*	24,004	3,911
Meda AB, Cl A (Sweden)	193,355	2,601
Novartis AG (Switzerland)	68,166	6,124
Novo Nordisk A/S, ADR (Denmark)	166,701	7,662
Roche Holding AG (Switzerland)	31,404	9,172
Sawai Pharmaceutical (Japan) (A)	38,500	2,195
Shire PLC, ADR (United Kingdom)	8,415	2,056
Sonova Holding AG (Switzerland)	8,666	1,387
Teva Pharmaceutical Industries, ADR (Israel)	184,530	9,691
Transgene SA (France)*	146,862	1,590

		66,398

Industrials — 10.7%
ABB (Switzerland)	157,892	3,591
Ashtead Group PLC (United Kingdom)	349,400	5,691
BBA Aviation PLC (United Kingdom)	708,107	3,800
Canadian Pacific Railway (Canada)	31,458	6,311
Caverion (Finland)	250,138	2,015
FANUC (Japan) (A)	20,635	3,459
Hexagon AB, Cl B (Sweden)	91,351	2,993
Hexagon Composites ASA (Norway)#	352,541	1,845
Kone OYJ, Cl B (Finland)	126,000	5,341
Konecranes OYJ (Finland)	150,782	4,791
Koninklijke Philips NV (Netherlands)	78,035	2,382
Loomis AB, Cl B (Sweden)	160,631	4,767
Nabtesco (Japan) (A)	124,600	2,874
Rational AG (Germany)	10,829	3,389
SMC (Japan) (A)	12,100	3,168
Trevi Finanziaria Industriale SpA (Italy)#	529,905	3,781
Weir Group PLC (United Kingdom)	77,382	3,398
YIT OYJ (Finland)#	190,038	1,751

		65,347

Information Technology — 10.9%
ARM Holdings PLC, ADR (United Kingdom)	97,444	4,729
Axis Communications AB (Sweden)#	63,034	1,867
Fleetmatics Group PLC (Ireland) (Ireland)*	68,689	2,254
Globo PLC (United Kingdom)*	1,456,440	1,161
Infosys, ADR (India)	91,790	5,462
Ingenico (France)#	42,556	4,090
NAVER (South Korea)	6,499	4,935
NQ Mobile, ADR (China)*	593,814	3,884
Opera Software ASA (Norway)	211,319	3,060
Qihoo 360 Technology, ADR (China)*	92,013	8,081
Samsung Electronics (South Korea)	4,520	5,504
SAP AG, ADR (Germany)	21,899	1,707
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	17,239	361
Tencent Holdings (Hong Kong)	606,937	9,878

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Wincor Nixdorf AG (Germany)	74,758	$3,983
Wirecard AG (Germany)	143,626	5,379

		66,335

Materials — 13.7%
BASF SE (Germany)	51,800	5,340
BHP Billiton PLC (United Kingdom)	33,699	1,062
BHP Billiton PLC, ADR (United Kingdom)#	93,900	5,961
CRH PLC (Ireland)*	239,260	5,514
Dangote Cement PLC (Nigeria)	1,341,489	1,860
First Quantum Minerals (Canada)#	153,559	3,447
Imerys SA (France)	64,352	5,147
James Hardie Industries PLC (Ireland)	352,670	4,227
LANXESS AG (Germany)	79,100	4,896
Methanex (Canada)	108,200	7,235
Randgold Resources, ADR (United Kingdom)	30,854	2,596
Rexam PLC (United Kingdom)	677,197	5,706
Showa Denko KK (Japan)	3,836,000	5,535
Solvay SA (Belgium)	38,150	6,003
Sumitomo Metal Mining (Japan) (A)	189,000	2,870
Symrise AG (Germany)	118,830	6,367
Syngenta AG (Switzerland)	7,677	2,757
Yara International ASA (Norway)	137,800	6,915

		83,438

Telecommunication Services — 3.8%
Deutsche Telekom AG (Germany)	358,400	5,372
Freenet AG (Germany)	177,619	4,759
KDDI (Japan)	90,800	5,247
SoftBank (Japan) (A)	68,499	4,949
Telenor ASA (Norway)	120,050	2,758

		23,085

Utilities — 1.3%
Guangdong Investment (Hong Kong)	3,796,000	4,588
Red Electrica SA (Spain)	37,494	3,156

		7,744

Total Foreign Common Stocks (Cost $475,123)		563,618

EXCHANGE-TRADED FUND — 0.4%
iShares STOXX Europe 600 Banks DE†	88,134	2,312

Total Exchange-Traded Fund (Cost $2,219)		2,312

	Number of Shares	Value (000)
MONEY MARKET FUND — 6.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	40,453,902	$40,454

Total Money Market Fund (Cost $40,454)		40,454

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $517,796)		606,384

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.4%

Money Market Fund — 3.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	20,568,494	20,568

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $20,568)		20,568

TOTAL INVESTMENTS — 103.0% (Cost $538,364)**		626,952

Other Assets & Liabilities – (3.0)%		(18,060)

TOTAL NET ASSETS — 100.0%		$608,892

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $540,770.

Gross unrealized appreciation (000)	$110,167
Gross unrealized depreciation (000)	(23,985)

Net unrealized appreciation (000)	$ 86,182

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $19,746 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of August 31, 2014.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/14	Sell*	JPY 1,510,000	$15,588	$14,521	$1,067
11/14	Sell*	JPY 588,000	5,985	5,654	331
11/14	Sell*	JPY 1,287,850	12,390	12,385	5

			$33,963	$32,560	$1,403

*	Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $49,487,810 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation/ Depreciation (000)

DAX Index Future	15	$5,035	09/19/14	$(224)
Hang Seng Index Future	18	2,910	09/29/14	(44)
Nikkei 225®	49	7,016	09/11/14	393

		$14,961		$125

Cash in the amount of $787,900 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $16,460,039 have been segregated by the Fund.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Fund	$2,312	$–	$–	$2,312
Foreign Common Stocks:
Austria	–	2,092	–	2,092
Belgium	–	12,115	–	12,115
Canada	16,992	–	–	16,992
China	15,105	–	–	15,105
Denmark	7,662	10,042	–	17,704
Finland	2,015	11,883	–	13,898
France	1,590	26,936	–	28,526
Germany	3,722	60,758	–	64,480
Hong Kong	4,962	18,745	–	23,707
India	5,462	–	–	5,462
Ireland	10,251	24,744	–	34,995
Israel	9,692	–	–	9,692
Italy	–	8,019	–	8,019
Japan	–	73,528	–	73,528
Kenya	–	2,225	–	2,225
Netherlands	2,382	2,015	–	4,397
Nigeria	1,860	–	–	1,860
Norway	6,914	19,372	–	26,286
Philippines	–	2,075	–	2,075
Russia	1,974	–	–	1,974
Singapore	–	1,777	–	1,777
South Africa	–	6,652	–	6,652
South Korea	–	10,438	–	10,438
Spain	–	9,008	–	9,008
Sweden	–	29,806	–	29,806
Switzerland	3,212	33,300	–	36,512
Taiwan	361	–	–	361
Thailand	–	5,431	–	5,431
United Kingdom	18,977	79,524	–	98,501
Money Market Fund	40,454	–	–	40,454
Short-Term Investment Purchased with Collateral From Securities Loaned	20,568	–	–	20,568

Total Assets - Investments in Securities	$176,467	$450,485	$–	$626,952

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Other Financial Instruments
Forward Currency Contracts	$–	$1,403	$–	$1,403
Futures Contracts	393	–	–	393

Total Assets - Other Financial Instruments	$393	$1,403	$–	$1,796

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of August 31, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Other Financial Instruments
Futures Contracts	$268	$–	$–	$268

Total Liabilities - Other Financial Instruments	$268	$–	$–	$268

The Fund held securities valued at $11,660 (000) as of May 31, 2014 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the three-month period ended August 31, 2014. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2014 that are now being fair value adjusted as of August 31, 2014. The value of securities that were transferred to Level 2 as of August 31, 2014 is $10,148 (000).

The Fund held a security valued at $2,661 (000) as of May 31, 2014 that was transferred from Level 2 to Level 1 of the valuation hierarchy during the three-month period ended August 31, 2014. The common stock that transferred from Level 2 to Level 1 did so as a result of a foreign equity that was fair value adjusted as of May 31, 2014 that is now being valued based on quoted prices as of August 31, 2014. The value of the security that was transferred to Level 1 as of August 31, 2014 is $2,015 (000).

See Notes to Schedules of Investments.

At August 31, 2014, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
United Kingdom	16.2%	$98,501
Japan	12.1	73,528
Germany	10.6	64,480
Switzerland	6.0	36,512
Ireland	5.7	34,995
Sweden	4.9	29,806
France	4.7	28,526
Norway	4.3	26,286
Hong Kong	3.9	23,707
Denmark	2.9	17,704
Canada	2.8	16,992
China	2.5	15,105
Finland	2.3	13,898
Belgium	2.0	12,115
South Korea	1.7	10,438
Israel	1.6	9,692
Spain	1.5	9,008
Italy	1.3	8,019
South Africa	1.1	6,652
India	0.9	5,462
Thailand	0.9	5,431
Netherlands	0.7	4,397
Kenya	0.4	2,225
Austria	0.3	2,092
Philippines	0.3	2,075
Russia	0.3	1,974
Nigeria	0.3	1,860
Singapore	0.3	1,777
Taiwan	0.1	361

Total Foreign Common Stocks	92.6	563,618
Exchange-Traded Fund	0.4	2,312
Affiliated Money Market Fund	6.6	40,454

Total Investments Before Collateral for Loaned Securities	99.6	606,384
Short-Term Investment Purchased with Collateral for Loaned Securities	3.4	20,568

Total Investments	103.0	626,952
Other Assets and Liabilities	(3.0)	(18,060)

Net Assets	100.0%	$608,892

See Notes to Schedules of Investments.

PNC Large Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.4%
Consumer Discretionary — 14.8%
CBS, Cl B	4,300	$255
Comcast, Cl A	8,520	466
Foot Locker	5,250	295
Hanesbrands	3,340	343
Home Depot	3,370	315
Magna International (Canada)#	3,710	421
Polaris Industries	2,080	302
Royal Caribbean Cruises (Liberia)	4,260	272
Walt Disney	6,330	569
Wyndham Worldwide	4,570	370

		3,608

Consumer Staples — 9.2%
Altria Group	7,760	334
Coca-Cola Enterprises	6,100	291
Constellation Brands, Cl A*	4,550	396
CVS Caremark	5,050	401
Kroger	8,150	416
Procter & Gamble	4,954	412

		2,250

Energy — 8.0%
ConocoPhillips	5,370	436
EOG Resources	3,660	402
Exxon Mobil	2,697	269
Helmerich & Payne	2,820	296
Schlumberger (Curacao)	5,050	554

		1,957

Financials — 14.8%
ACE (Switzerland)	2,650	282
American Express	3,503	314
Discover Financial Services	4,420	276
Invesco (Bermuda)	6,920	283
JPMorgan Chase	8,170	486
Lincoln National	5,260	289
Principal Financial Group	7,270	395
Regions Financial	18,410	187
SunTrust Banks	5,530	210
Travelers	3,330	315
Wells Fargo	10,952	563

		3,600

Healthcare — 14.9%
Aetna	5,410	444
Amgen	3,410	475
Becton Dickinson	2,080	244
Cigna	4,440	420
Gilead Sciences*	4,550	490
HCA Holdings*	5,860	409
Johnson & Johnson	4,849	503
McKesson	2,130	415
St. Jude Medical	3,730	245

		3,645

Industrials — 12.2%
Boeing	2,460	312
Delta Air Lines	11,080	439
General Electric	21,494	558
Lockheed Martin	1,650	287
Manpowergroup	3,780	293

	Number of Shares	Value (000)

Quanta Services*	6,130	$223
Southwest Airlines	8,900	285
Union Pacific	2,750	290
United Technologies	2,770	299

		2,986

Information Technology — 18.5%
Apple	10,998	1,127
Check Point Software Technologies (Israel)*	3,440	244
Cisco Systems	18,180	454
Google, Cl A*	469	273
Microsoft	5,310	241
NXP Semiconductor NV (Netherlands)*	5,260	360
Oracle	10,823	450
QUALCOMM	4,300	327
Skyworks Solutions	7,780	441
TE Connectivity (Switzerland)	5,990	376
Visa, Cl A	1,000	213

		4,506

Materials — 3.2%
Crown Holdings*	4,820	232
Eastman Chemical	2,470	204
Packaging Corporation of America	5,120	348

		784

Telecommunication Services — 1.3%
Verizon Communications	6,210	309

Utilities — 1.5%
Wisconsin Energy	8,180	371

Total Common Stocks (Cost $19,725)		24,016

EXCHANGE-TRADED FUND — 0.8%
SPDR ® S&P 500 ® ETF Trust	1,000	201

Total Exchange-Traded Fund (Cost $189)		201

MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	119,139	119

Total Money Market Fund (Cost $119)		119

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.7% (Cost $20,033)		24,336

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	426,136	$426

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $426)		426

TOTAL INVESTMENTS — 101.4% (Cost $20,459)**		24,762

Other Assets & Liabilities – (1.4)%		(351)

TOTAL NET ASSETS — 100.0%		$24,411

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $20,472.

Gross unrealized appreciation (000)	$4,387
Gross unrealized depreciation (000)	(97)

Net unrealized appreciation (000)	$4,290

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $417 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$24,016	$–	$–	$24,016
Exchange-Traded Fund	201	–	–	201
Money Market Fund	119	–	–	119
Short-Term Investment Purchased with Collateral From Securities Loaned	426	–	–	426

Total Assets - Investments in Securities	$24,762	$–	$–	$24,762

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 21.0%
CBS, Cl B	16,390	$972
Comcast, Cl A	15,470	847
Foot Locker	27,480	1,542
Hanesbrands	14,500	1,489
Home Depot	12,190	1,140
Magna International (Canada)#	10,980	1,246
Michael Kors Holdings (Hong Kong)*	9,160	734
Polaris Industries	7,780	1,131
Priceline Group*	540	672
Royal Caribbean Cruises (Liberia)	10,670	680
Time Warner	15,080	1,161
Walt Disney	19,080	1,715
Wyndham Worldwide	11,540	934

		14,263

Consumer Staples — 10.0%
Altria Group	35,150	1,514
Coca-Cola Enterprises	21,880	1,045
Constellation Brands, Cl A*	10,200	888
CVS Caremark	11,100	882
Kimberly-Clark	5,590	604
Kroger	23,430	1,195
Rite Aid*	112,760	701

		6,829

Energy — 4.3%
EOG Resources	11,100	1,220
Helmerich & Payne	4,960	521
Schlumberger (Curacao)	11,060	1,212

		2,953

Financials — 7.5%
ACE (Switzerland)	5,970	635
Allstate	13,940	857
American Express	8,730	782
Blackstone Group LP (A)	19,030	638
Extra Space Storage REIT	13,510	712
Principal Financial Group	12,470	677
SEI Investments	21,080	799

		5,100

Healthcare — 13.5%
Amgen	5,690	793
Becton Dickinson	7,900	926
Biogen Idec*	2,150	738
Cigna	6,940	656
Edwards Lifesciences*	7,610	755
Gilead Sciences*	13,600	1,463
HCA Holdings*	11,670	815
Johnson & Johnson	8,340	865
McKesson	5,560	1,084
St. Jude Medical	16,370	1,074

		9,169

Industrials — 14.1%
Boeing	9,720	1,233
Delta Air Lines	25,060	992
Lockheed Martin	4,100	713
Manpowergroup	13,240	1,027
Old Dominion Freight Line*	10,360	691
Snap-On	7,360	920

	Number of Shares	Value (000)

Southwest Airlines	37,720	$1,207
Trinity Industries	14,640	708
Union Pacific	8,810	927
United Rentals*	9,870	1,161

		9,579

Information Technology — 24.1%
Apple	44,876	4,600
CDW	28,720	949
Check Point Software Technologies (Israel)*	13,920	989
Cisco Systems	26,000	650
Google, Cl A*	2,030	1,182
Micron Technology*	28,490	929
Microsoft	20,500	931
NXP Semiconductor NV (Netherlands)*	15,790	1,082
Oracle	39,346	1,634
QUALCOMM	9,330	710
Skyworks Solutions	23,020	1,304
TE Connectivity (Switzerland)	12,720	797
Western Digital	6,610	681

		16,438

Materials — 3.5%
Crown Holdings*	12,580	607
Eastman Chemical	9,990	824
Packaging Corporation of America	13,480	917

		2,348

Total Common Stocks (Cost $50,925)		66,679

MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,379,754	1,380

Total Money Market Fund (Cost $1,380)		1,380

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $52,305)		68,059

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,261,464	1,261

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,261)		1,261

TOTAL INVESTMENTS — 101.8% (Cost $53,566)**		69,320

Other Assets & Liabilities – (1.8)%		(1,239)

TOTAL NET ASSETS — 100.0%		$68,081

See Notes to Schedules of Investments.

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $53,545.

Gross unrealized appreciation (000)	$ 15,927
Gross unrealized depreciation (000)	(152)

Net unrealized appreciation (000)	$15,775

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,233 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Composite Index	13	$1,280	09/19/14	$21

Cash in the amount of $55,200 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $2,046,121 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$66,679	$–	$–	$66,679
Money Market Fund	1,380	–	–	1,380
Short-Term Investment Purchased with Collateral From Securities Loaned	1,261	–	–	1,261

Total Assets - Investments in Securities	$69,320	$–	$–	$69,320

Other Financial Instruments
Futures Contracts	$21	$–	$–	$21

Total Assets - Other Financial Instruments	$21	$–	$–	$21

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Large Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.2%
Consumer Discretionary — 9.9%
Comcast, Cl A	25,890	$1,417
Foot Locker	22,670	1,272
Hanesbrands	13,490	1,385
Magna International (Canada)	9,420	1,069
Time Warner	22,160	1,707
Walt Disney	21,980	1,976
Wyndham Worldwide	19,390	1,569

		10,395

Consumer Staples — 6.8%
Coca-Cola Enterprises	30,410	1,453
Constellation Brands, Cl A*	11,790	1,027
CVS Caremark	24,640	1,957
Kroger	26,870	1,370
Procter & Gamble	15,280	1,270

		7,077

Energy — 12.2%
Chevron	7,890	1,021
ConocoPhillips	32,180	2,614
Exxon Mobil	33,270	3,309
Helmerich & Payne	16,810	1,766
Hess	10,030	1,014
Schlumberger (Curacao)	14,110	1,547
Whiting Petroleum*	16,200	1,501

		12,772

Financials — 27.6%
ACE (Switzerland)	18,570	1,975
Allstate	25,330	1,558
Ameriprise Financial	15,690	1,973
Blackstone Group LP	41,670	1,397
Discover Financial Services	33,757	2,105
Extra Space Storage REIT	16,880	890
JPMorgan Chase	65,439	3,890
Lincoln National	44,200	2,433
Principal Financial Group	30,760	1,670
Regions Financial	180,620	1,833
SEI Investments	30,110	1,141
SunTrust Banks	52,990	2,018
Travelers	20,600	1,951
Wells Fargo	79,668	4,098

		28,932

Healthcare — 13.4%
Aetna	22,960	1,886
Amgen	12,830	1,788
HCA Holdings*	24,520	1,712
Johnson & Johnson	29,860	3,097
McKesson	7,110	1,387
Merck	17,290	1,039
Pfizer	44,860	1,318
St. Jude Medical	27,210	1,785

		14,012

Industrials — 13.0%
Boeing	11,340	1,438
Delta Air Lines	47,090	1,864
General Electric	92,300	2,398
Manpowergroup	16,670	1,293
Quanta Services*	32,080	1,166

	Number of Shares	Value (000)

Snap-On	11,090	$1,386
Trinity Industries	23,360	1,130
Union Pacific	11,460	1,206
United Rentals*	15,190	1,787

		13,668

Information Technology — 7.7%
Apple	17,330	1,776
CDW	32,560	1,076
Cisco Systems	98,239	2,455
Micron Technology*	42,050	1,371
TE Connectivity (Switzerland)	22,960	1,439

		8,117

Materials — 2.8%
Eastman Chemical	19,390	1,599
Packaging Corporation of America	19,880	1,352

		2,951

Telecommunication Services — 1.3%
Level 3 Communications*	30,800	1,385

Utilities — 4.5%
American Water Works	25,020	1,267
National Fuel Gas	21,600	1,651
Wisconsin Energy	39,160	1,775

		4,693

Total Common Stocks (Cost $86,331)		104,002

EXCHANGE-TRADED FUND — 0.8%
iShares Russell 1000 Value Index Fund†	8,000	821

Total Exchange-Traded Fund (Cost $810)		821

MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	240,772	241

Total Money Market Fund (Cost $241)		241

TOTAL INVESTMENTS — 100.2%** (Cost $87,382)		105,064

Other Assets & Liabilities – (0.2)%		(241)

TOTAL NET ASSETS — 100.0%		$104,823

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $87,350.

Gross unrealized appreciation (000)	$18,018
Gross unrealized depreciation (000)	(304)

Net unrealized appreciation (000)	$17,714

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$104,002	$–	$–	$104,002
Exchange-Traded Fund	821	–	–	821
Money Market Fund	241	–	–	241

Total Assets - Investments in Securities	$105,064	$–	$–	$105,064

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Mid Cap Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 15.0%
American Axle & Manufacturing Holdings*	19,037	$345
CarMax*	6,192	324
Dollar Tree*	5,386	289
HSN	3,953	239
Madison Square Garden, Cl A*	4,885	327
Polaris Industries	2,249	327

		1,851

Consumer Staples — 3.0%
TreeHouse Foods*	4,414	364

Energy — 7.6%
Atwood Oceanics*	6,334	313
National Oilwell Varco	3,086	267
Oil States International*	3,775	243
World Fuel Services	2,705	120

		943

Financials — 28.7%
Affiliated Managers Group*	2,112	446
AmTrust Financial Services#	8,197	361
Bank of the Ozarks	11,944	382
Credit Acceptance*	1,488	183
Discover Financial Services	5,824	363
Eagle Bancorp*	11,340	380
Encore Capital Group*	5,851	260
Home BancShares	11,063	329
Portfolio Recovery Associates*	5,570	316
RLI	7,060	316
ViewPoint Financial Group	8,293	216

		3,552

Healthcare — 4.7%
Catamaran (Canada)*	6,595	311
MWI Veterinary Supply*	1,873	266

		577

Industrials — 22.7%
B/E Aerospace*	3,290	279
Civeo	7,553	192
Colfax*	4,290	273
Dover	2,774	244
EnerSys	4,128	265
Esterline Technologies*	2,664	312
Genesee & Wyoming, Cl A*	2,526	248
Norfolk Southern	2,839	304
Parker Hannifin	2,143	248
Precision Castparts	794	194
TransDigm Group*	1,327	249

		2,808

Information Technology — 16.0%
Alliance Data Systems*	999	264
FactSet Research Systems	1,145	146
Manhattan Associates*	5,710	165
Open Text (Canada)	4,903	276
OSI Systems*	5,861	409
Trimble Navigation*	10,314	343

	Number of Shares	Value (000)

WEX*	3,288	$374

		1,977

Total Common Stocks (Cost $9,716)		12,072

MONEY MARKET FUND — 2.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	339,967	340

Total Money Market Fund (Cost $340)		340

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.4% (Cost $10,056)		12,412

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.9%

Money Market Fund — 2.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	358,027	358

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $358)		358

TOTAL INVESTMENTS — 103.3% (Cost $10,414)**		12,770

Other Assets & Liabilities – (3.3)%		(408)

TOTAL NET ASSETS — 100.0%		$12,362

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $10,415.

Gross unrealized appreciation (000)	$2,392
Gross unrealized depreciation (000)	(37)

Net unrealized appreciation (000)	$2,355

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 351 (000).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$12,072	$–	$–	$12,072
Money Market Fund	340	–	–	340
Short-Term Investment Purchased with Collateral From Securities Loaned	358	–	–	358

Total Assets - Investments in Securities	$12,770	$–	$–	$12,770

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Mid Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.3%
Consumer Discretionary — 12.9%
Aaron’s*	197	$5
Abercrombie & Fitch, Cl A	137	6
Advance Auto Parts	140	19
AMC Networks, Cl A*	140	9
American Eagle Outfitters	360	5
ANN*	95	4
Apollo Education Group*	222	6
Ascena Retail Group*	296	5
Bally Technologies*	82	7
Big Lots	105	5
Brinker International	144	7
Brunswick	192	8
Cabela’s*	109	7
Carter’s	107	9
Cheesecake Factory	106	5
Chico’s FAS	362	6
Cinemark Holdings	220	8
CST Brands	153	5
Deckers Outdoor*	65	6
DeVry Education Group	113	5
Dick’s Sporting Goods	265	12
Domino’s Pizza	117	9
DreamWorks Animation SKG, Cl A*	202	4
Foot Locker	241	14
Gentex	324	10
Guess?	150	4
Hanesbrands	155	16
HSN	70	4
Jarden*	258	15
JC Penney*	506	5
John Wiley & Sons, Cl A	95	6
Kate Spade*	304	10
Lamar Advertising, Cl A	141	7
Life Time Fitness*	87	4
LKQ*	652	19
Meredith	83	4
Murphy USA*	80	4
New York Times, Cl A	324	4
NVR*	8	9
Office Depot*	996	5
Panera Bread, Cl A*	66	10
Polaris Industries	133	19
Service Corp International	412	9
Signet Jewelers (Bermuda)	155	18
Sotheby’s	176	7
Tempur Sealy International*	115	7
Thor Industries	104	6
Time*	227	5
Toll Brothers*	342	12
Tupperware Brands	127	9
Wendy’s	660	5
Williams-Sonoma	162	11

		420

Consumer Staples — 2.9%
Church & Dwight	306	21
Dean Foods	204	3
Energizer Holdings	122	15
Flowers Foods	416	8
Hain Celestial Group*	96	10
Ingredion	154	12

	Number of Shares	Value (000)

Lancaster Colony	42	$4
Post Holdings*	111	4
United Natural Foods*	116	8
WhiteWave Foods*	298	10

		95

Energy — 5.2%
Atwood Oceanics*	127	6
CARBO Ceramics	51	6
Dresser-Rand Group*	147	10
Dril-Quip*	93	9
Energen	162	13
Gulfport Energy*	197	12
Helix Energy Solutions Group*	198	5
HollyFrontier	413	21
Oceaneering International	248	17
Oil States International*	188	12
Patterson-UTI Energy	269	9
Rosetta Resources*	134	7
SM Energy	135	12
Superior Energy Services	286	10
Tidewater	114	6
Unit*	89	6
World Fuel Services	155	7

		168

Financials — 21.9%
Alexander & Baldwin	97	4
Alexandria Real Estate Equities REIT	143	11
Alleghany*	35	15
American Campus Communities REIT	217	9
American Financial Group	155	9
Arthur J Gallagher	292	14
Aspen Insurance Holdings (Bermuda)	141	6
Associated Banc	355	6
BancorpSouth	199	4
Bank of Hawaii	99	6
BioMed Realty Trust REIT	394	9
Brown & Brown	255	8
Camden Property Trust REIT	170	13
Cathay General Bancorp	163	4
CBOE Holdings	190	10
City National	103	8
Commerce Bancshares	174	8
Corporate Office Properties Trust REIT	170	5
Corrections Corp of America REIT	238	8
Cullen/Frost Bankers	110	9
Duke Realty REIT	670	12
East West Bancorp	312	11
Eaton Vance	263	10
Everest Re Group (Bermuda)	100	16
Extra Space Storage REIT	223	12
Federal Realty Investment Trust REIT	128	16
Federated Investors, Cl B	196	6
First American Financial	220	6
First Horizon National	512	6
First Niagara Financial Group	820	7
FirstMerit	423	7
Fulton Financial	451	5
Hancock Holding	189	6
Hanover Insurance Group	90	6
HCC Insurance Holdings	205	10

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Highwoods Properties REIT	178	$8
Home Properties REIT	120	8
Hospitality Properties Trust REIT	316	9
Janus Capital Group	314	4
Jones Lang LaSalle	86	12
Kemper	123	4
Kilroy Realty REIT	160	10
Liberty Property Trust REIT	340	12
Mack-Cali Realty REIT	187	4
Mercury General	73	4
Mid-America Apartment Communities REIT	156	11
MSCI*	246	11
National Retail Properties REIT	246	9
New York Community Bancorp	973	16
Old Republic International	558	9
Omega Healthcare Investors REIT	239	9
Potlatch REIT	91	4
Primerica	107	5
Prosperity Bancshares	130	8
Protective Life	125	9
Raymond James Financial	249	14
Rayonier REIT	376	13
Realty Income REIT	433	19
Regency Centers REIT	193	11
Reinsurance Group of America	142	12
Renaissancere Holdings (Bermuda)	87	9
SEI Investments	290	11
Senior Housing Properties Trust REIT	435	10
Signature Bank*	103	12
SL Green Realty REIT	190	21
StanCorp Financial Group	95	6
SVB Financial Group*	105	12
Synovus Financial	291	7
Taubman Centers REIT	132	10
TCF Financial	358	6
Trustmark	155	4
UDR REIT	481	14
Valley National Bancorp	458	5
Waddell & Reed Financial, Cl A	217	12
Washington Federal	238	5
Washington Prime Group REIT	308	6
Webster Financial	207	6
Weingarten Realty Investors REIT	224	8
WR Berkley	208	10

		711

Healthcare — 9.7%
Align Technology*	147	8
Allscripts Healthcare Solutions*	374	5
Bio-Rad Laboratories, Cl A*	47	6
Charles River Laboratories International*	96	6
Community Health Systems*	178	10
Cooper	86	14
Covance*	136	11
Cubist Pharmaceuticals*	159	11
Endo International PLC (Ireland)*	313	20
Health Net*	133	6
Henry Schein*	183	22
Hill-Rom Holdings	114	5
HMS Holdings*	185	4
Hologic*	552	14

	Number of Shares	Value (000)

IDEXX Laboratories*	109	$13
LifePoint Hospitals*	75	6
MEDNAX*	215	12
Mettler-Toledo International*	61	16
Omnicare	213	14
Owens & Minor	149	5
ResMed	291	15
Salix Pharmaceuticals*	92	15
Sirona Dental Systems*	103	8
STERIS	113	6
Techne	68	6
Teleflex	83	9
Thoratec*	182	5
United Therapeutics*	99	12
Universal Health Services, Cl B	147	17
VCA*	161	7
WellCare Health Plans*	104	7

		315

Industrials — 17.4%
Acuity Brands	93	12
AECOM Technology*	183	7
AGCO	227	11
Alaska Air Group	281	13
Alliant Techsystems	67	8
AO Smith	158	8
B/E Aerospace*	220	19
Carlisle	133	11
Civeo	216	6
CLARCOR	106	7
Clean Harbors*	122	7
Con-way	113	6
Copart*	255	9
Corporate Executive Board	82	5
Crane	102	7
Deluxe	98	6
Donaldson	304	13
Esterline Technologies*	65	8
Exelis	423	7
Fortune Brands Home & Security	351	15
GATX	95	6
Genesee & Wyoming, Cl A*	110	11
Graco	133	10
Harsco	183	4
Herman Miller	130	4
HNI	102	4
Hubbell, Cl B	113	14
Huntington Ingalls Industries	96	10
IDEX	170	13
ITT	179	9
JB Hunt Transport Services	207	16
JetBlue Airways*	366	4
KBR	449	10
Kennametal	178	8
Kirby*	104	12
Landstar System	89	6
Lennox International	101	8
Lincoln Electric Holdings	181	13
Manpowergroup	179	14
MSA Safety	70	4
MSC Industrial Direct, Cl A	101	9

See Notes to Schedules of Investments.

PNC Mid Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Nordson	124	$10
NOW*	226	7
Old Dominion Freight Line*	127	8
Oshkosh	199	10
Regal-Beloit	104	7
Rollins	140	4
RR Donnelley & Sons	428	8
SPX	91	9
Terex	256	10
Timken	220	10
Towers Watson, Cl A	143	16
Trinity Industries	244	12
Triumph Group	114	8
United Rentals*	152	18
URS	146	9
Valmont Industries	60	8
Wabtec	188	16
Waste Connections	254	12
Watsco	64	6
Woodward	119	6

		568

Information Technology — 15.8%
3D Systems*	236	13
ACI Worldwide*	264	5
Acxiom*	259	5
Advanced Micro Devices*	1,253	5
ANSYS*	203	16
AOL*	169	7
Arrow Electronics*	199	12
Atmel*	891	8
Avnet	295	13
Broadridge Financial Solutions	237	10
Cadence Design Systems*	546	10
Ciena*	247	5
CommVault Systems*	122	7
Compuware	520	5
Concur Technologies*	104	10
Convergys	251	5
CoreLogic*	224	6
Cree*	338	15
Diebold	130	5
DST Systems	63	6
Equinix*	95	21
FactSet Research Systems	77	10
Fair Isaac	76	4
Fairchild Semiconductor International*	225	4
Fortinet*	257	7
Gartner*	186	14
Global Payments	149	11
Informatica*	275	9
Ingram Micro, Cl A*	322	9
Integrated Device Technology*	220	4
International Rectifier*	106	4
Itron*	83	3
Jack Henry & Associates	186	11
JDS Uniphase*	496	6
Knowles*	163	5
Leidos Holdings	150	6
Lexmark International, Cl A	114	6
Mentor Graphics	215	5

	Number of Shares	Value (000)

MICROS Systems*	136	$9
National Instruments	205	7
NCR*	368	13
NeuStar, Cl A*	168	5
Plantronics	90	4
Polycom*	316	4
PTC*	234	9
Rackspace Hosting*	277	10
RF Micro Devices*	374	5
Riverbed Technology*	345	6
Rovi*	192	4
Science Applications International	76	4
Semtech*	163	4
Silicon Laboratories*	93	4
Skyworks Solutions	260	15
SolarWinds*	127	5
Solera Holdings	161	10
SunEdison*	451	10
Synopsys*	320	13
Tech Data*	70	5
Teradyne	379	8
TIBCO Software*	350	7
Trimble Navigation*	573	19
VeriFone Systems*	195	7
Vishay Intertechnology	279	4
WEX*	71	8
Zebra Technologies, Cl A*	97	8

		514

Materials — 7.1%
Albemarle	189	12
AptarGroup	149	10
Ashland	147	16
Cabot	126	7
Carpenter Technology	132	7
Commercial Metals	282	5
Compass Minerals International	69	6
Cytec Industries	72	7
Domtar	164	6
Eagle Materials	92	9
Greif, Cl A	72	3
Louisiana-Pacific*	366	5
Minerals Technologies	73	5
NewMarket	23	9
Olin	167	5
Packaging Corporation of America	205	14
Reliance Steel & Aluminum	172	12
Rock Tenn, Cl A	322	16
Royal Gold	122	9
RPM International	260	12
Scotts Miracle-Gro, Cl A	102	6
Sensient Technologies	99	6
Silgan Holdings	91	5
Sonoco Products	224	9
Steel Dynamics	374	9
TimkenSteel	73	3
Valspar	162	13
Worthington Industries	112	5

		231

Telecommunication Services — 0.5%
Telephone & Data Systems	226	6

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
tw telecom*	242	$10

		16

Utilities — 4.9%
Alliant Energy	234	14
Aqua America	385	10
Atmos Energy	197	10
Black Hills	100	5
Cleco	120	7
Great Plains Energy	335	9
Hawaiian Electric Industries	230	6
IDACORP	104	6
MDU Resources Group	432	13
National Fuel Gas	177	13
OGE Energy	420	16
ONE Gas	105	4
PNM Resources	164	4
Questar	381	9
UGI	213	11
Vectren	168	7
Westar Energy	269	10
WGL Holdings	112	5

		159

Total Common Stocks (Cost $3,024)		3,197

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	48,492	$48

Total Money Market Fund (Cost $48)		48

TOTAL INVESTMENTS — 99.8%		3,245
(Cost $3,072)**

Other Assets & Liabilities – 0.2%		8

TOTAL NET ASSETS — 100.0%		$3,253

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $3,073.

Gross unrealized appreciation (000)	$266
Gross unrealized depreciation (000)	(94)

Net unrealized appreciation (000)	$172

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$3,197	$–	$–	$3,197
Money Market Fund	48	–	–	48

Total Assets - Investments in Securities	$3,245	$–	$–	$3,245

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 94.2%
Consumer Discretionary — 11.6%
Buffalo Wild Wings*	2,334	$345
Cheesecake Factory	11,039	496
Churchill Downs	5,506	518
Dana Holding	22,201	516
G-III Apparel Group*	5,070	418
Grand Canyon Education*	6,871	297
Interval Leisure Group	24,488	529
Murphy USA*	6,277	342
Pool	7,873	446
Shiloh Industries*	14,045	235
Standard Motor Products	14,820	557
Unifi*	22,645	646
Universal Electronics*	11,845	648
Wolverine World Wide	10,566	281

		6,274

Consumer Staples — 2.7%
Ingles Markets, Cl A	10,064	254
Sanderson Farms	6,740	629
TreeHouse Foods*	6,858	566

		1,449

Energy — 4.2%
Bonanza Creek Energy*	6,730	413
Forum Energy Technologies*	14,815	505
Matrix Service*	14,041	396
REX American Resources*	6,507	695
RigNet*	5,666	264

		2,273

Financials — 25.3%
Allied World Assurance Company Holdings AG (Switzerland)	10,013	370
AmTrust Financial Services#	9,349	412
Argo Group International Holdings (Bermuda)	11,858	624
Aviv REIT	28,147	824
Banco Macro SA, ADR (Argentina)	10,700	374
Capital Bank Financial, Cl A*	24,151	591
CNO Financial Group	36,088	644
DiamondRock Hospitality REIT	53,986	719
DuPont Fabros Technology REIT	19,590	552
Evercore Partners, Cl A	5,664	290
First Interstate BancSystem, Cl A	26,836	712
First Midwest Bancorp	23,087	389
GAMCO Investors, Cl A	7,854	615
Home Loan Servicing Solutions (Cayman Islands)	16,327	358
LaSalle Hotel Properties REIT	14,728	538
Pinnacle Financial Partners	16,247	583
Portfolio Recovery Associates*	8,019	456
PS Business Parks REIT	6,140	501
RLJ Lodging Trust REIT	28,213	841
Ryman Hospitality Properties REIT#	11,258	560
St. Joe*	21,610	468
State Bank Financial	23,637	396
Summit Hotel Properties REIT	26,409	289
Sunstone Hotel Investors REIT	27,337	398
Symetra Financial	22,655	551
Union Bankshares	8,525	201
WSFS Financial	5,463	407

		13,663

	Number of Shares	Value (000)

Healthcare — 12.8%
Align Technology*	7,838	$427
Anika Therapeutics*	6,155	258
Cantel Medical	14,002	511
ICON PLC (Ireland)*	17,714	877
InterMune*	16,965	1,246
Natus Medical*	10,701	301
Neogen*	5,669	239
Omnicell*	23,114	651
PAREXEL International*	9,662	545
Team Health Holdings*	9,392	550
U.S. Physical Therapy	14,526	519
Vascular Solutions*	33,155	792

		6,916

Industrials — 11.8%
Aceto	17,721	341
American Railcar Industries#	7,347	585
CIRCOR International	5,076	361
Curtiss-Wright	10,523	756
Forward Air	12,532	580
Gorman-Rupp	12,829	398
HEICO	4,186	217
Hyster-Yale Materials Handling	4,447	343
ITT	8,252	395
Landstar System	9,457	642
Multi-Color	7,904	367
MYR Group*	12,395	290
Rexnord*	23,531	687
UniFirst	4,545	441

		6,403

Information Technology — 16.6%
Aspen Technology*	9,380	385
Blucora*	17,058	266
CACI International, Cl A*	4,378	316
Cardtronics*	13,636	484
Constant Contact*	11,643	363
Electronics For Imaging*	8,436	372
FARO Technologies*	6,258	363
FEI	3,755	316
GSI Group (Canada)*	41,286	529
MaxLinear, Cl A*	37,832	351
Measurement Specialties*	6,616	568
NetScout Systems*	12,433	573
Perficient*	14,250	245
Sanmina*	37,710	885
SS&C Technologies Holdings*	7,650	346
Super Micro Computer*	19,178	470
Synaptics*	5,860	481
Syntel*	4,409	394
Tyler Technologies*	5,671	505
Ultimate Software Group*	1,825	268
Zebra Technologies, Cl A*	6,047	472

		8,952

Materials — 5.2%
Cytec Industries	3,727	384
KapStone Paper and Packaging*	13,221	406
Minerals Technologies	9,708	608
Neenah Paper	5,753	315
PolyOne	14,809	581

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Trecora Resources*	37,231	$489

		2,783

Utilities — 4.0%
American States Water	14,541	469
Cleco	11,767	664
Empire District Electric#	21,425	554
PNM Resources	18,428	483

		2,170

Total Common Stocks (Cost $43,422)		50,883

MASTER LIMITED PARTNERSHIPS — 2.8%
Energy — 2.8%
Alliance Resource Partners LP	11,156	555
Phillips 66 Partners LP	5,416	401
Susser Petroleum Partners LP#	10,033	573

		1,529

Total Master Limited Partnerships (Cost $1,196)		1,529

EXCHANGE-TRADED FUND — 1.3%
iShares Russell 2000 Index Fund†#	6,116	713

Total Exchange-Traded Fund (Cost $700)		713

	Number of Shares	Value (000)
MONEY MARKET FUND — 18.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	10,127,037	$10,127

Total Money Market Fund (Cost $10,127)		10,127

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 117.0% (Cost $55,445)		63,252

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.2%
Money Market Fund — 5.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,800,475	2,800

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $2,800)		2,800

TOTAL INVESTMENTS — 122.2% (Cost $58,245)**		66,052

Other Assets & Liabilities – (22.2)%		(12,014)

TOTAL NET ASSETS — 100.0%		$54,038

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $58,287.

Gross unrealized appreciation (000)	$8,264
Gross unrealized depreciation (000)	(499)

Net unrealized appreciation (000)	$7,765

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,757 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$50,883	$–	$–	$50,883
Master Limited Partnerships	1,529	–	–	1,529
Exchange-Traded Fund	713	–	–	713
Money Market Fund	10,127	–	–	10,127
Short-Term Investment Purchased with Collateral From Securities Loaned	2,800	–	–	2,800

Total Assets - Investments in Securities	$66,052	$–	$–	$66,052

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.4%
Consumer Discretionary — 13.6%
Brinker International	4,494	$220
Carmike Cinemas*	5,597	190
China Lodging Group, ADR (Cayman Islands)*	8,878	231
Churchill Downs	2,481	234
Cracker Barrel Old Country Store	1,386	139
Cumulus Media, Cl A*	51,900	238
Gentherm*	10,594	518
Graham Holdings, Cl B	207	149
Grand Canyon Education*	6,773	293
Interval Leisure Group	9,077	196
Kirkland’s*	7,711	137
LGI Homes*	11,704	224
Movado Group	7,525	279
Murphy USA*	3,919	213
Papa John’s International	8,674	344
Shiloh Industries*	9,181	153
Standard Motor Products	9,314	350
Tenneco*	5,964	382

		4,490

Consumer Staples — 2.7%
Hain Celestial Group*	4,789	471
J&J Snack Foods	4,327	410

		881

Energy — 3.3%
Bonanza Creek Energy*	4,923	302
Forum Energy Technologies*	8,851	302
Renewable Energy Group*	24,759	301
RigNet*	4,312	201

		1,106

Financials — 9.1%
Capital Bank Financial, Cl A*	10,790	264
Cathay General Bancorp	6,799	177
Credit Acceptance*	2,841	350
First Commonwealth Financial	37,695	334
First Interstate BancSystem, Cl A	12,116	322
GAMCO Investors, Cl A	3,782	296
LTC Properties REIT	13,266	543
MarketAxess Holdings	5,615	331
Ryman Hospitality Properties REIT#	7,939	395

		3,012

Healthcare — 22.1%
Align Technology*	4,882	266
Amsurg*	6,961	374
Anika Therapeutics*	5,904	248
Cantel Medical	14,383	525
Cyberonics*	3,978	228
DexCom*	3,617	160
Dyax*	30,904	316
Enanta Pharmaceuticals*	4,285	180
Globus Medical, Cl A*	10,573	192
Halozyme Therapeutics*	35,248	335
Hyperion Therapeutics*	12,413	321
ICON PLC (Ireland)*	7,782	385
InterMune*	8,049	591
Lannett*	9,426	371
Ligand Pharmaceuticals, Cl B*	6,673	347
Mallinckrodt PLC (Ireland)*	1,955	159

	Number of Shares	Value (000)

Medicines*	8,887	$228
MWI Veterinary Supply*	2,121	301
Natus Medical*	9,443	265
Nektar Therapeutics*	11,086	158
Omnicell*	12,750	359
PAREXEL International*	5,703	322
Teleflex	1,540	169
Vascular Solutions*	13,919	333
West Pharmaceutical Services	4,168	181

		7,314

Industrials — 13.8%
Barrett Business Services	5,158	305
Corporate Executive Board	2,258	149
Curtiss-Wright	6,176	444
DXP Enterprises*	3,662	293
Dycom Industries*	10,743	335
HEICO	2,836	147
Hyster-Yale Materials Handling	4,847	374
ITT	5,368	257
John Bean Technologies	9,128	265
Mueller Industries	11,536	337
Park-Ohio Holdings	3,729	216
Regal-Beloit	3,846	273
Rexnord*	7,250	212
Saia*	8,881	422
Teledyne Technologies*	5,414	526

		4,555

Information Technology — 25.0%
ACI Worldwide*	7,260	141
Ambarella (Cayman Islands)*#	7,718	264
ARRIS Group*	13,228	405
Aspen Technology*	7,177	295
Belden	3,223	236
CalAmp*	6,979	135
Cardtronics*	6,684	237
Diodes*	11,359	289
Electronics For Imaging*	12,824	565
Envestnet*	4,027	185
Euronet Worldwide*	3,717	198
Littelfuse	1,761	162
Luxoft Holding (British Virgin Islands)*	5,481	197
Manhattan Associates*	8,292	239
MAXIMUS	10,674	440
NetScout Systems*	12,140	559
PDF Solutions*	14,794	295
Power Integrations	6,620	396
Rogers*	5,097	307
Shutterstock*	1,771	125
Super Micro Computer*	7,684	188
Synaptics*	6,494	533
Syntel*	6,191	553
TeleTech Holdings*	11,990	322
Tyler Technologies*	1,918	171
Ultimate Software Group*	1,365	201
Vantiv, Cl A*	4,012	126
Web.com Group*	9,495	180
WEX*	2,707	308

		8,252

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 5.8%
Graphic Packaging Holding*	26,711	$342
H.B. Fuller	5,135	242
KapStone Paper and Packaging*	13,285	408
Minerals Technologies	7,122	446
Neenah Paper	6,388	349
Worthington Industries	3,419	138

		1,925

Utilities — 1.0%
MGE Energy	7,931	319

Total Common Stocks (Cost $25,416)		31,854

MASTER LIMITED PARTNERSHIPS — 3.8%
Energy — 3.8%
Dorchester Minerals LP	11,310	386
EQT Midstream Partners LP	5,590	545
Phillips 66 Partners LP	4,378	324

		1,255

Total Master Limited Partnerships (Cost $679)		1,255

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	29,278	$29

Total Money Market Fund (Cost $29)		29

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.3% (Cost $26,124)		33,138

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.9%
Money Market Fund — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	648,588	649

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $649)		649

TOTAL INVESTMENTS — 102.2% (Cost $26,773)**		33,787

Other Assets & Liabilities – (2.2)%		(740)

TOTAL NET ASSETS — 100.0%		$33,047

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $26,736.

Gross unrealized appreciation (000)	$8,173
Gross unrealized depreciation (000)	(1,122)

Net unrealized appreciation (000)	$7,051

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $650 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$31,854	$–	$–	$31,854
Master Limited Partnerships	1,255	–	–	1,255
Money Market Fund	29	–	–	29
Short-Term Investment Purchased with Collateral From Securities Loaned	649	–	–	649

Total Assets - Investments in Securities	$33,787	$–	$–	$33,787

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 93.2%
Consumer Discretionary — 12.9%
Cavco Industries*	2,448	$175
Children’s Place	4,550	245
China XD Plastics*#	16,294	113
Core-Mark Holding	7,812	376
Denny’s*	80,100	547
G-III Apparel Group*	1,317	109
Iconix Brand Group*	4,884	203
Lifetime Brands	9,723	167
Lithia Motors, Cl A	2,477	216
Matthews International, Cl A	4,802	222
Outerwall*	1,919	113
Smith & Wesson Holding*#	14,743	163
Steven Madden*	6,285	214
Tenneco*	3,005	193
Vail Resorts	1,453	115

		3,171

Consumer Staples — 1.2%
Cal-Maine Foods	1,197	95
Inter Parfums	3,170	96
Inventure Foods*	8,842	107

		298

Energy — 4.3%
Adams Resources & Energy	1,984	130
Green Plains	3,319	148
Matrix Service*	4,318	122
Pioneer Energy Services*	6,635	102
REX American Resources*	1,264	135
San Juan Basin Royalty Trust	20,992	410

		1,047

Financials — 37.6%
AG Mortgage Investment Trust REIT	6,050	121
American Equity Investment Life Holding	10,623	263
Aspen Insurance Holdings (Bermuda)	2,625	112
Banco Latinoamericano de Comercio
Exterior SA, Cl E (Panama)	15,755	506
Banco Macro SA, ADR (Argentina)	3,212	112
BBCN Bancorp	7,159	105
C&F Financial	13,944	480
Chesapeake Lodging Trust REIT	17,560	541
Citizens & Northern	13,259	261
CNO Financial Group	9,316	166
Community Bank System	3,578	126
Customers Bancorp*	10,253	190
CYS Investments REIT	65,722	620
Dime Community Bancshares	13,671	211
EverBank Financial	10,585	200
First Commonwealth Financial	33,843	300
FirstMerit	6,844	118
Fulton Financial	14,519	167
Gramercy Property Trust REIT	19,205	119
Heartland Financial USA	4,120	99
Heritage Financial	29,372	481
HFF, Cl A*	8,044	241
Home BancShares	3,221	96
Horace Mann Educators	5,835	174
Invesco Mortgage Capital REIT	28,463	502
Lakeland Financial	5,235	204
LTC Properties REIT	6,702	274

	Number of Shares	Value (000)

MarketAxess Holdings	3,204	$189
National Western Life Insurance, Cl A	339	86
New Residential Investment REIT	68,730	431
New York Mortgage Trust REIT#	41,997	335
Newcastle Investment REIT	9,764	132
PacWest Bancorp	2,192	92
Prosperity Bancshares	2,072	125
Regional Management*	8,069	137
Retail Properties of America, Cl A REIT	10,423	165
Symetra Financial	22,600	550
Umpqua Holdings	6,634	116
Western Asset Mortgage Capital REIT	6,998	106

		9,253

Healthcare — 4.3%
Alliance HealthCare Services*	6,235	177
Amsurg*	2,992	161
Horizon Pharma*	16,598	171
Lannett*	4,278	168
Owens & Minor	3,188	110
Repligen*	4,967	95
Team Health Holdings*	3,184	186

		1,068

Industrials — 10.7%
AAR	4,035	112
AO Smith	4,892	240
Barrett Business Services	3,393	201
Covanta Holding	27,315	573
Hawaiian Holdings*	12,727	199
Hexcel*	2,497	103
Hillenbrand	6,436	215
Huntington Ingalls Industries	2,807	287
Kaman	3,018	123
Lennox International	1,563	131
RPX*	6,288	95
TASER International*	13,667	214
Wabash National*	10,483	148

		2,641

Information Technology — 10.8%
Alliance Fiber Optic Products#	12,408	184
Ambarella (Cayman Islands)*#	3,622	124
AVG Technologies NV (Netherlands)*	5,295	93
Canadian Solar (Canada)*	2,846	101
Clearfield*#	12,391	166
Convergys	5,860	112
Hackett Group	18,265	114
NeuStar, Cl A*	8,275	244
OmniVision Technologies*	4,738	128
Pericom Semiconductor*	24,407	239
Plexus*	4,835	199
Sanmina*	11,399	268
SYNNEX*	3,325	232
TriQuint Semiconductor*	14,110	292
Ultra Clean Holdings*	15,298	148

		2,644

Materials — 4.7%
FutureFuel	20,774	289
Globe Specialty Metals	5,072	104
Handy & Harman*	8,081	212

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Olympic Steel	3,590	$86
Worthington Industries	11,316	458

		1,149

Telecommunication Services — 1.1%
Telecom Argentina SA, ADR (Argentina)	14,716	277

Utilities — 5.6%
Cleco	7,451	420
El Paso Electric	4,315	170
NorthWestern	5,750	278
Otter Tail	7,411	211
Piedmont Natural Gas	8,259	309

		1,388

Total Common Stocks (Cost $19,996)		22,936

MASTER LIMITED PARTNERSHIPS — 6.8%
Energy — 5.1%
EQT Midstream Partners LP	4,081	398
Global Partners LP#	4,969	214
MPLX LP	2,166	132
NGL Energy Partners LP	11,746	500

		1,244

Financials — 1.7%
Carlyle Group LP	9,979	332
Och-Ziff Capital Management Group LLC, Cl A	7,709	96

		428

Total Master Limited Partnerships (Cost $1,467)		1,672

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	29,949	$30

Total Money Market Fund (Cost $30)		30

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $21,493)		24,638

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.7%
Money Market Fund — 3.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	899,533	900

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $900)		900

TOTAL INVESTMENTS — 103.8% (Cost $22,393)**		25,538

Other Assets & Liabilities – (3.8)%		(929)

TOTAL NET ASSETS — 100.0%		$24,609

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $22,354.

Gross unrealized appreciation (000)	$4,012
Gross unrealized depreciation (000)	(828)

Net unrealized appreciation (000)	$3,184

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $882 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$22,936	$–	$–	$22,936
Master Limited Partnerships	1,672	–	–	1,672
Money Market Fund	30	–	–	30

Short-Term Investment Purchased with Collateral From Securities Loaned	900	–	–	900

Total Assets - Investments in Securities	$25,538	$–	$–	$25,538

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.2%
Consumer Discretionary — 12.0%
Amazon.com*	3,604	$1,222
AutoNation*	408	22
AutoZone*	327	176
Bed Bath & Beyond*	2,107	135
Best Buy	2,601	83
BorgWarner	1,962	122
Cablevision Systems, Cl A	1,984	37
CarMax*	2,172	114
Carnival (Panama)	4,401	167
CBS, Cl B	5,280	313
Chipotle Mexican Grill*	287	195
Coach	2,662	98
Comcast, Cl A	24,942	1,365
D.R. Horton	2,495	54
Darden Restaurants	1,189	56
Delphi Automotive PLC (Jersey)	2,626	183
DIRECTV*	4,776	413
Discovery Communications, Cl A*	2,105	92
Discovery Communications, Cl C*	2,118	91
Dollar General*	3,012	193
Dollar Tree*	1,949	105
Expedia	882	76
Family Dollar Stores	922	74
Ford Motor	37,068	645
Fossil Group*	477	48
GameStop, Cl A	1,272	54
Gannett	2,107	71
Gap	2,628	121
Garmin (Switzerland)	1,020	55
General Motors	12,442	433
Genuine Parts	1,435	126
Goodyear Tire & Rubber	2,241	58
Graham Holdings, Cl B	43	31
H&R Block	2,578	86
Harley-Davidson	2,066	131
Harman International Industries	639	74
Hasbro	1,079	57
Home Depot	13,033	1,219
Interpublic Group	3,913	76
Johnson Controls	6,135	299
Kohl’s	2,007	118
L Brands	2,304	147
Leggett & Platt	1,277	45
Lennar, Cl A	1,472	58
Lowe’s	9,236	485
Macy’s	3,503	218
Marriott International, Cl A	1,994	138
Mattel	3,178	110
McDonald’s	9,561	896
Michael Kors Holdings (Hong Kong)*	1,765	141
Mohawk Industries*	575	84
NetFlix*	565	270
Newell Rubbermaid	2,595	87
News, Cl A*	4,582	81
NIKE, Cl B	7,047	554
Nordstrom	1,448	100
Omnicom Group	2,491	179
O’Reilly Automotive*	1,050	164
PetSmart	1,048	75
Priceline Group*	485	604
PulteGroup	2,962	57

	Number of Shares	Value (000)

PVH	743	$87
Ralph Lauren	601	102
Ross Stores	2,146	162
Scripps Networks Interactive, Cl A	870	69
Staples	6,099	71
Starbucks	6,979	543
Starwood Hotels & Resorts Worldwide	1,785	151
Target	5,895	354
Tiffany	1,191	120
Time Warner	8,559	659
Time Warner Cable	2,650	392
TJX	6,875	410
Tractor Supply	1,347	90
TripAdvisor*	1,047	104
Twenty-First Century Fox, Cl A	18,390	651
Under Armour, Cl A*	1,525	104
Urban Outfitters*	1,094	44
VF	3,262	209
Viacom, Cl B	3,928	319
Walt Disney	15,439	1,388
Whirlpool	754	115
Wyndham Worldwide	1,344	109
Wynn Resorts	778	150
Yum! Brands	4,170	302

		20,286

Consumer Staples — 9.5%
Altria Group	19,046	821
Archer-Daniels-Midland	6,083	303
Avon Products	3,941	55
Brown-Forman, Cl B	1,403	130
Campbell Soup	1,692	76
Clorox	1,201	106
Coca-Cola	35,899	1,498
Coca-Cola Enterprises	2,313	111
Colgate-Palmolive	8,376	542
ConAgra Foods	3,834	123
Constellation Brands, Cl A*	1,596	139
Costco Wholesale	4,165	504
CVS Caremark	11,163	887
Dr Pepper Snapple Group	1,998	126
Estee Lauder, Cl A	2,397	184
General Mills	6,003	320
Hershey	1,435	131
Hormel Foods	1,284	65
J.M. Smucker	1,015	104
Kellogg	2,302	150
Keurig Green Mountain	1,212	162
Kimberly-Clark	3,647	394
Kraft Foods Group	5,732	338
Kroger	4,798	245
Lorillard	3,694	221
McCormick	1,241	87
Mead Johnson Nutrition	1,916	183
Molson Coors Brewing, Cl B	1,475	109
Mondelez International, Cl A	16,334	591
Monster Beverage*	1,418	125
PepsiCo	14,376	1,330
Philip Morris International	14,942	1,279
Procter & Gamble	26,146	2,173
Reynolds American	3,170	185
Safeway	2,471	86

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Sysco	5,554	$210
Tyson Foods, Cl A	2,686	102
Walgreen	8,430	510
Wal-Mart Stores	15,354	1,159
Whole Foods Market	3,480	136

		16,000

Energy — 10.4%
Anadarko Petroleum	4,712	531
Apache	3,730	380
Baker Hughes	4,094	283
Cabot Oil & Gas	4,009	134
Cameron International*	2,170	161
Chesapeake Energy	5,019	137
Chevron	18,032	2,334
Cimarex Energy	839	122
ConocoPhillips	11,283	916
CONSOL Energy	2,139	86
Denbury Resources	3,604	62
Devon Energy	3,512	265
Diamond Offshore Drilling	646	28
Ensco PLC, Cl A (United Kingdom)	2,167	109
EOG Resources	4,951	544
EQT	1,411	140
Exxon Mobil	40,835	4,061
FMC Technologies*	2,219	137
Halliburton	7,828	529
Helmerich & Payne	1,023	108
Hess	2,696	273
Kinder Morgan	6,356	256
Marathon Oil	6,620	276
Marathon Petroleum	2,793	254
Murphy Oil	1,827	114
Nabors Industries (Bermuda)	2,566	70
National Oilwell Varco	4,146	358
Newfield Exploration*	1,254	56
Noble Energy	3,318	239
Noble PLC (United Kingdom)	2,329	66
Occidental Petroleum	7,893	819
ONEOK	1,964	138
Paragon Offshore PLC (United Kingdom)*	776	7
Peabody Energy	2,410	38
Phillips 66	5,804	505
Pioneer Natural Resources	1,379	288
QEP Resources	1,589	57
Range Resources	1,512	119
Rowan PLC, Cl A (United Kingdom)	1,127	34
Schlumberger (Curacao)	12,256	1,344
Seventy Seven Energy*	362	9
Southwestern Energy*	3,229	133
Spectra Energy	6,086	254
Tesoro	1,268	82
Transocean (Switzerland)#	3,254	126
Valero Energy	5,230	283
Williams	6,439	383

		17,648

Financials — 15.8%
ACE (Switzerland)	3,267	348
Affiliated Managers Group*	532	112
AFLAC	4,392	269

	Number of Shares	Value (000)

Allstate	4,222	$260
American Express	8,593	770
American International Group	13,758	771
American Tower REIT	3,653	360
Ameriprise Financial	1,843	232
Aon PLC (United Kingdom)	2,686	234
Apartment Investment & Management, CL A REIT	1,108	38
Assurant	834	56
AvalonBay Communities REIT	1,051	162
Bank of America	94,738	1,524
BB&T	6,521	243
Berkshire Hathaway, Cl B* (A)	16,947	2,326
BlackRock†	1,181	390
BNY Mellon	10,209	400
Boston Properties REIT	1,373	167
Capital One Financial	5,339	438
CBRE Group, Cl A*	2,862	91
Charles Schwab	10,240	292
Chubb	2,505	230
Cincinnati Financial	1,491	72
Citigroup	27,104	1,400
CME Group	2,931	224
Comerica	1,687	85
Crown Castle International REIT	3,163	251
Discover Financial Services	4,564	285
E*Trade Financial*	2,071	46
Equity Residential REIT	3,112	207
Essex Property Trust REIT	577	112
Fifth Third Bancorp	8,058	164
Franklin Resources	3,816	216
General Growth Properties REIT	5,307	130
Genworth Financial, Cl A*	4,333	61
Goldman Sachs Group	3,910	700
Hartford Financial Services Group	4,273	158
HCP REIT	4,066	176
Health Care REIT	2,665	180
Host Hotels & Resorts REIT	7,370	168
Hudson City Bancorp	5,923	58
Huntington Bancshares	7,733	76
IntercontinentalExchange Group	1,068	202
Invesco (Bermuda)	4,104	168
JPMorgan Chase	34,216	2,034
KeyCorp	8,274	113
Kimco Realty REIT	3,606	85
Legg Mason	1,016	50
Leucadia National	3,044	76
Lincoln National	2,463	136
Loews	2,786	122
M&T Bank	1,130	140
Macerich REIT	1,295	85
Marsh & McLennan	4,898	260
McGraw-Hill Financial	2,590	210
MetLife	10,394	569
Moody’s	1,768	165
Morgan Stanley	12,723	437
Nasdaq OMX Group	1,086	47
Navient	4,058	73
Northern Trust	2,135	148
People’s United Financial	3,171	47
Plum Creek Timber REIT	1,489	61
PNC Financial Services Group†	4,866	412

See Notes to Schedules of Investments.

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Principal Financial Group	2,591	$141
Progressive	5,460	137
ProLogis REIT	4,668	191
Prudential Financial	4,306	386
Public Storage REIT	1,301	228
Regions Financial	13,064	133
Simon Property Group REIT	3,019	513
State Street	3,929	283
SunTrust Banks	4,952	189
T. Rowe Price Group	2,287	185
Torchmark	1,361	74
Travelers	3,415	323
U.S. Bancorp	17,023	720
Unum Group	2,468	90
Ventas REIT	2,640	174
Vornado Realty Trust REIT	1,636	173
Wells Fargo	44,265	2,277
Weyerhaeuser REIT	5,427	184
XL Group PLC (Ireland)	2,929	100
Zions Bancorporation	1,452	42

		26,665

Healthcare — 13.5%
Abbott Laboratories	14,784	624
AbbVie	14,491	801
Actavis PLC (Ireland)*	2,439	554
Aetna	3,290	270
Agilent Technologies	3,093	177
Alexion Pharmaceuticals*	1,832	310
Allergan	2,784	456
AmerisourceBergen	2,083	161
Amgen	6,987	974
Baxter International	5,196	390
Becton Dickinson	1,744	204
Biogen Idec*	2,168	744
Boston Scientific*	13,241	168
Bristol-Myers Squibb	15,499	785
Cardinal Health	3,244	239
CareFusion*	2,007	92
Celgene*	7,720	734
Cerner*	2,671	154
Cigna	2,587	245
Covidien PLC (Ireland)	4,317	375
CR Bard	704	104
DaVita HealthCare Partners*	1,729	129
DENTSPLY International	1,325	63
Edwards Lifesciences*	1,071	106
Eli Lilly	9,442	600
Express Scripts Holding*	7,504	555
Gilead Sciences*	14,618	1,573
Hospira*	1,475	79
Humana	1,358	175
Intuitive Surgical*	380	179
Johnson & Johnson	26,674	2,767
Laboratory Corporation of America Holdings*	877	94
McKesson	2,109	411
Medtronic	9,297	594
Merck	28,174	1,693
Mylan*	3,597	175
Patterson	788	32
PerkinElmer	1,027	46

	Number of Shares	Value (000)

Perrigo PLC (Ireland)	1,251	$186
Pfizer	59,736	1,756
Quest Diagnostics	1,429	90
Regeneron Pharmaceuticals*	735	258
St. Jude Medical	2,870	188
Stryker	2,624	219
Tenet Healthcare*	902	55
Thermo Fisher Scientific	3,706	445
UnitedHealth Group	8,783	761
Varian Medical Systems*	1,013	86
Vertex Pharmaceuticals*	2,286	214
Waters*	806	83
WellPoint	2,529	295
Zimmer Holdings	1,603	159
Zoetis	4,685	166

		22,793

Industrials — 10.3%
3M	5,903	850
ADT	2,134	79
Allegion PLC (Ireland)	803	41
AMETEK	2,293	121
Boeing	6,417	814
C.H. Robinson Worldwide	1,549	106
Caterpillar	6,042	659
Cintas	1,016	67
CSX	9,656	298
Cummins	1,663	241
Danaher	5,686	436
Deere	3,659	308
Delta Air Lines	8,242	326
Dover	1,704	150
Dun & Bradstreet	449	53
Eaton PLC (Ireland)	4,506	315
Emerson Electric	6,668	427
Equifax	1,106	87
Expeditors International of Washington	1,972	81
Fastenal	2,512	114
FedEx	2,775	410
Flowserve	1,222	93
Fluor	1,532	113
General Dynamics	3,068	378
General Electric	94,819	2,463
Honeywell International	7,279	693
Illinois Tool Works	3,720	328
Ingersoll-Rand PLC (Ireland)	2,412	145
Iron Mountain	1,780	64
Jacobs Engineering Group*	1,156	62
Joy Global	992	63
Kansas City Southern	1,031	119
L-3 Communications Holdings	896	98
Lockheed Martin	2,623	456
Masco	2,981	70
Nielsen Holdings NV (Netherlands)	2,374	111
Norfolk Southern	2,990	320
Northrop Grumman	2,162	275
PACCAR	3,209	202
Pall	1,071	90
Parker Hannifin	1,391	161
Pentair PLC (Ireland)	1,986	135
Pitney Bowes	1,864	50
Precision Castparts	1,332	325

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Quanta Services*	1,928	$70
Raytheon	2,977	287
Republic Services	2,532	100
Robert Half International	1,287	65
Rockwell Automation	1,313	153
Rockwell Collins	1,400	108
Roper Industries	875	132
Ryder System	463	42
Snap-On	517	65
Southwest Airlines	7,123	228
Stanley Black & Decker	1,515	139
Stericycle*	804	96
Textron	2,567	97
Tyco International (Switzerland)	4,244	189
Union Pacific	8,547	900
United Parcel Service, Cl B	6,707	653
United Technologies	7,858	848
Veritiv*	82	4
W.W. Grainger	585	144
Waste Management	4,349	204
Xylem	1,653	62

		17,383

Information Technology — 19.0%
Accenture PLC, Cl A (Ireland)	5,933	481
Adobe Systems*	4,358	313
Akamai Technologies*	1,641	99
Alliance Data Systems*	459	122
Altera	2,944	104
Amphenol, Cl A	1,500	155
Analog Devices	2,702	138
Apple	57,514	5,895
Applied Materials	10,739	248
Autodesk*	1,945	104
Automatic Data Processing	4,549	380
Avago Technologies (Singapore)	2,368	194
Broadcom, Cl A	4,770	188
CA	3,375	95
Cisco Systems	48,175	1,204
Citrix Systems*	1,771	124
Cognizant Technology Solutions, Cl A*	5,889	269
Computer Sciences	1,462	87
Corning	13,488	281
eBay*	10,949	608
Electronic Arts*	3,141	119
EMC	18,838	556
F5 Networks*	698	87
Facebook, Cl A*	16,518	1,236
Fidelity National Information Services	2,750	156
First Solar*	552	39
Fiserv*	2,549	164
FLIR Systems	1,418	48
Google, Cl A*	2,645	1,540
Google, Cl C*	2,645	1,512
Harris	1,046	75
Hewlett-Packard	16,735	636
Intel	45,815	1,600
International Business Machines	8,867	1,705
Intuit	2,696	224
Jabil Circuit	1,670	36
Juniper Networks	4,910	114

	Number of Shares	Value (000)

KLA-Tencor	1,591	$122
Lam Research	1,534	110
Linear Technology	2,107	95
Mastercard, Cl A	9,645	731
Microchip Technology	1,756	86
Micron Technology*	9,656	315
Microsoft	67,520	3,068
Motorola Solutions	2,179	129
NetApp	3,184	134
NVIDIA	5,748	112
Oracle	32,707	1,358
Paychex	3,056	127
QUALCOMM	15,475	1,178
Red Hat*	1,826	111
Salesforce.com*	5,248	310
SanDisk	1,958	192
Seagate Technology PLC (Ireland)	3,106	194
Symantec	6,087	148
TE Connectivity (Switzerland)	3,890	244
Teradata*	1,537	70
Texas Instruments	9,786	472
Total System Services	1,430	45
VeriSign*	1,204	69
Visa, Cl A	4,791	1,018
Western Digital	1,921	198
Western Union	4,581	80
Xerox	10,770	149
Xilinx	2,417	102
Yahoo!*	8,931	344

		32,247

Materials — 3.4%
Air Products & Chemicals	1,964	262
Airgas	657	72
Alcoa	9,564	159
Allegheny Technologies	942	40
Avery Dennison	950	46
Ball	1,434	92
Bemis	949	39
CF Industries Holdings	521	134
Dow Chemical	11,338	607
E.I. du Pont de Nemours	8,775	580
Eastman Chemical	1,275	105
Ecolab	2,439	280
FMC	1,288	85
Freeport-McMoRan Copper & Gold	9,491	345
International Flavors & Fragrances	719	73
International Paper	4,347	211
LyondellBasell Industries NV, Cl A (Netherlands)	4,128	472
MeadWestvaco	1,548	67
Monsanto	4,948	572
Mosaic	3,352	160
Newmont Mining	4,558	123
Nucor	2,888	157
Owens-Illinois*	1,452	45
PPG Industries	1,315	271
Praxair	2,777	365
Sealed Air	1,717	62
Sherwin-Williams	802	175
Sigma-Aldrich	1,149	119
United States Steel	1,206	47

See Notes to Schedules of Investments.

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Vulcan Materials	1,188	$75

		5,840

Telecommunication Services — 2.3%
AT&T	47,453	1,659
CenturyLink	5,764	236
Frontier Communications#	9,677	66
Verizon Communications	38,651	1,926
Windstream Holdings	5,472	62

		3,949

Utilities — 3.0%
AES	6,109	93
AGL Resources	1,102	59
Ameren	2,304	92
American Electric Power	4,554	245
CenterPoint Energy	4,040	100
CMS Energy	2,407	74
Consolidated Edison	2,791	162
Dominion Resources	5,428	381
DTE Energy	1,621	127
Duke Energy	6,905	511
Edison International	3,092	183
Entergy	1,673	129
Exelon	8,134	272
FirstEnergy	3,975	136
Integrys Energy Group	743	50
NextEra Energy	4,195	413
NiSource	2,742	109
Northeast Utilities	2,888	133
NRG Energy	3,004	92
Pepco Holdings	2,193	60
PG&E	4,382	204
Pinnacle West Capital	1,066	61
PPL	6,135	212
Public Service Enterprise Group	4,793	179
SCANA	1,097	57
Sempra Energy	2,097	222
Southern	8,630	383
TECO Energy	2,091	38
Wisconsin Energy	2,239	101
Xcel Energy	4,666	150

		5,028

Total Common Stocks (Cost $78,966)		167,839

MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,606,018	1,606

Total Money Market Fund (Cost $1,606)		1,606

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $80,572)		169,445

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	185,845	$186

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $186)		186

TOTAL INVESTMENTS — 100.2% (Cost $80,758)**		169,631

Other Assets & Liabilities – (0.2)%		$(383)

TOTAL NET ASSETS — 100.0%		$169,248

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $86,706.

Gross unrealized appreciation (000)	$83,233
Gross unrealized depreciation (000)	(308)

Net unrealized appreciation (000)	$82,925

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $183 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Mini Composite Index	10	$962	09/20/14	$39

Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,057,784 have been segregated by the Fund.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$167,839	$–	$–	$167,839
Money Market Fund	1,606	–	–	1,606
Short-Term Investment Purchased with Collateral From Securities Loaned	186	–	–	186

Total Assets - Investments in Securities	$169,631	$–	$–	$169,631

Other Financial Instruments
Futures Contracts	$39	$–	$–	$39

Total Assets - Other Financial Instruments	$39	$–	$–	$39

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Small Cap Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 16.3%
American Axle & Manufacturing Holdings*	711,685	$12,881
Dorman Products*	252,324	11,312
Hibbett Sports*#	211,991	9,631
HSN	184,103	11,155
Lithia Motors, Cl A	55,842	4,882
Madison Square Garden, Cl A*	204,764	13,690
Monro Muffler Brake	183,894	9,516
Wolverine World Wide	213,134	5,661

		78,728

Consumer Staples — 3.0%
Boston Beer, Cl A*#	34,635	7,654
TreeHouse Foods*	84,216	6,949

		14,603

Energy — 3.6%
Atwood Oceanics*	95,992	4,743
Oil States International*	60,314	3,893
World Fuel Services	196,239	8,709

		17,345

Financials — 32.3%
AmTrust Financial Services#	456,059	20,080
Bank of the Ozarks	686,386	21,930
Credit Acceptance*	85,676	10,559
Eagle Bancorp*	283,831	9,517
Encore Capital Group*	139,242	6,181
FirstService (Canada)	130,795	7,179
Home BancShares	235,326	7,001
National General Holdings	402,120	7,532
Portfolio Recovery Associates*	359,114	20,409
RLI	252,490	11,286
ViewPoint Financial Group	397,892	10,365
Virtus Investment Partners	82,744	18,509
World Acceptance*#	71,693	5,616

		156,164

Healthcare — 10.2%
Bio-Reference Labs*#	207,435	6,026
CorVel*	192,977	7,893
MWI Veterinary Supply*	89,492	12,712
Neogen*	224,477	9,451
PAREXEL International*	235,893	13,314

		49,396

Industrials — 16.5%
Actuant, Cl A	285,723	9,637
B/E Aerospace*	115,351	9,775
Civeo	120,629	3,065
Colfax*	136,719	8,697
EnerSys	236,222	15,187
Esterline Technologies*	92,016	10,787
Genesee & Wyoming, Cl A*	68,930	6,778
HEICO	146,181	7,574
Wesco Aircraft Holdings*	444,446	8,151

		79,651

Information Technology — 13.2%
Advent Software	237,521	7,674
Manhattan Associates*	343,431	9,918

	Number of Shares	Value (000)

Open Text (Canada)	185,088	$10,407
OSI Systems*	227,433	15,866
Tyler Technologies*	83,480	7,435
WEX*	110,212	12,526

		63,826

Materials — 2.1%
Balchem	192,478	9,901

Total Common Stocks (Cost $349,542)		469,614

MONEY MARKET FUND — 2.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	13,906,109	13,906

Total Money Market Fund (Cost $13,906)		13,906

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $363,448)		483,520

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	32,328,201	32,328

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $32,328)		32,328

TOTAL INVESTMENTS — 106.8% (Cost $395,776)**		515,848

Other Assets & Liabilities – (6.8)%		(32,839)

TOTAL NET ASSETS — 100.0%		$483,009

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $396,543.

Gross unrealized appreciation (000)	$125,514
Gross unrealized depreciation (000)	(6,209)

Net unrealized appreciation (000)	$119,305

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $31,535 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Schedules of Investments.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Russell Mini	10	$1,155	09/19/14	$18

Cash in the amount of $51,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,271,019 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$469,614	$–	$–	$469,614
Money Market Fund	13,906	–	–	13,906
Short-Term Investment Purchased with Collateral From Securities Loaned	32,328	–	–	32,328

Total Assets - Investments in Securities	$515,848	$–	$–	$515,848

Other Financial Instruments

Futures Contracts	$18	$–	$–	$18

Total Assets - Other Financial Instruments	$18	$–	$–	$18

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.9%
Consumer Discretionary — 12.2%
Aeropostale*	246	$1
American Axle & Manufacturing Holdings*	220	4
American Public Education*	60	2
America’s Car-Mart*	30	1
ANN*	150	6
Arctic Cat	50	2
Asbury Automotive Group*	100	7
Ascent Capital Group, Cl A*	47	3
Barnes & Noble*	143	3
Beazer Homes USA*	90	2
Belmond, Cl A (Bermuda)*	310	4
Big 5 Sporting Goods	70	1
Biglari Holdings*	5	2
BJ’s Restaurants*	86	3
Bloomin’ Brands*	180	3
Blue Nile*	44	1
Bob Evans Farms	83	4
Boyd Gaming*	240	3
Bravo Brio Restaurant Group*	80	1
Bright Horizons Family Solutions*	83	3
Brown Shoe	140	4
Brunswick	280	12
Buckle	85	4
Buffalo Wild Wings*	58	9
Burlington Stores*	60	2
Callaway Golf	260	2
Capella Education	36	2
Career Education*	227	1
Carmike Cinemas*	82	3
Carriage Services	58	1
Cato, Cl A	91	3
Cavco Industries*	26	2
Cheesecake Factory	160	7
Children’s Place	75	4
Christopher & Banks*	110	1
Churchill Downs	46	4
Chuy’s Holdings*	60	2
ClubCorp Holdings	77	1
Columbia Sportswear	40	3
Conn’s*	78	4
Container Store Group*	50	1
Cooper Tire & Rubber	199	6
Core-Mark Holding	80	4
Cracker Barrel Old Country Store	60	6
Crocs*	274	4
Cumulus Media, Cl A*	310	1
Dana Holding	460	11
Denny’s*	330	2
Destination Maternity	50	1
Diamond Resorts International*	66	2
DineEquity	55	5
Dorman Products*	80	4
Drew Industries*	75	3
Entravision Communications, Cl A	105	1
Ethan Allen Interiors	90	2
EW Scripps, Cl A*	110	2
Express*	280	5
Federal-Mogul Holdings*	80	1
Fiesta Restaurant Group*	70	3
Finish Line, Cl A	160	5
Five Below*	152	6

	Number of Shares	Value (000)

Flexsteel Industries	3	$–
Francesca’s Holdings*	150	2
Fred’s, Cl A	130	2
FTD*	62	2
Genesco*	77	6
Gentherm*	110	5
G-III Apparel Group*	56	5
Grand Canyon Education*	140	6
Gray Television*	180	2
Group 1 Automotive	70	6
Haverty Furniture	70	2
Helen of Troy (Bermuda)*	93	5
Hibbett Sports*	80	4
Hovnanian Enterprises, Cl A*	400	2
HSN	106	6
Iconix Brand Group*	148	6
International Speedway, Cl A	90	3
Interval Leisure Group	130	3
iRobot*	93	3
ITT Educational Services*	93	1
Jack in the Box	133	8
K12*	100	2
Kate Spade*	393	13
KB Home	270	5
Kirkland’s*	60	1
Krispy Kreme Doughnuts*	220	4
La-Z-Boy	170	4
LeapFrog Enterprises*	240	2
LGI Homes*	50	1
Libbey*	80	2
Life Time Fitness*	132	6
LifeLock*	197	3
Lithia Motors, Cl A	70	6
Live Nation Entertainment*	440	10
Loral Space & Communications*	40	3
Lumber Liquidators Holdings*	87	5
M/I Homes*	81	2
MarineMax*	90	2
Marriott Vacations Worldwide*	90	5
Matthews International, Cl A	102	5
Mattress Firm Holding*	50	3
McClatchy, Cl A*	246	1
MDC Holdings	130	4
MDC Partners, Cl A (Canada)	130	3
Media General*	109	2
Men’s Wearhouse	150	8
Meredith	110	5
Meritage Homes*	115	5
Modine Manufacturing*	170	2
Monro Muffler Brake	100	5
Movado Group	60	2
Multimedia Games Holding*	100	3
National CineMedia	200	3
Nautilus*	139	2
New York Times, Cl A	410	5
Nexstar Broadcasting Group, Cl A	97	4
Nutrisystem	110	2
Office Depot*	1,510	8
Outerwall*	67	4
Overstock.com*	50	1
Oxford Industries	46	3
Papa John’s International	100	4

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Discretionary — continued
Penske Automotive Group	130	$6
Pep Boys-Manny Moe & Jack*	190	2
PetMed Express	80	1
Pier 1 Imports	274	4
Pool	146	8
Popeyes Louisiana Kitchen*	80	3
Quiksilver*	440	1
Red Robin Gourmet Burgers*	46	2
Regis	170	3
Remy International	60	1
Rent-A-Center	170	5
Rentrak*	36	2
Restoration Hardware Holdings*	89	7
Ruby Tuesday*	197	1
Ruth’s Hospitality Group	130	1
Ryland Group	144	5
Scholastic	90	3
Scientific Games, Cl A*	170	2
Select Comfort*	175	4
Shoe Carnival	60	1
Shutterfly*	120	6
Sinclair Broadcast Group, Cl A	220	6
Skechers U.S.A.*	122	7
Smith & Wesson Holding*	193	2
Sonic	190	4
Sonic Automotive, Cl A	130	3
Sotheby’s	210	9
Stage Stores	108	2
Standard Motor Products	70	3
Standard Pacific*	490	4
Stein Mart	110	1
Steiner Leisure (Bahamas)*	45	2
Steven Madden*	190	6
Stoneridge*	120	2
Strayer Education*	40	2
Sturm Ruger	60	3
Superior Industries International	90	2
Tenneco*	190	12
Texas Roadhouse	200	5
Tile Shop Holdings*	80	1
Tower International*	30	1
Town Sports International Holdings	69	–
Tuesday Morning*	150	3
Tumi Holdings*	160	4
Unifi*	60	2
Universal Electronics*	53	3
Vail Resorts	106	8
ValueVision Media, Cl A*	185	1
Vera Bradley*	80	2
Vince Holding*	46	2
Vitamin Shoppe*	100	4
VOXX International*	84	1
Winmark	11	1
Winnebago Industries*	100	2
Wolverine World Wide	310	8
World Wrestling Entertainment, Cl A	99	1
ZAGG*	129	1
Zumiez*	69	2

		631

	Number of Shares	Value (000)

Consumer Staples — 3.6%
Alliance One International*	309	$1
Andersons	90	6
Annie’s*	50	2
B&G Foods	170	5
Boston Beer, Cl A*	26	6
Boulder Brands*	200	3
Calavo Growers	50	2
Cal-Maine Foods	45	4
Casey’s General Stores	120	9
Central Garden and Pet, Cl A*	170	1
Chefs’ Warehouse*	60	1
Chiquita Brands International*	170	2
Coca-Cola Bottling	19	1
Darling International*	458	9
Diamond Foods*	80	2
Elizabeth Arden*	90	2
Fresh Del Monte Produce (Cayman Islands)	121	4
Hain Celestial Group*	120	12
Harbinger Group*	135	2
Ingles Markets, Cl A	41	1
Inter Parfums	60	2
J&J Snack Foods	47	4
John B Sanfilippo & Son*	41	1
Lancaster Colony	60	5
Medifast*	51	2
Natural Grocers by Vitamin Cottage*	8	–
Nutraceutical International*	41	1
Pantry*	90	2
Pilgrim’s Pride*	198	6
Post Holdings*	141	5
PriceSmart	57	5
Rite Aid*	2,260	14
Sanderson Farms	70	7
Seaboard	1	3
Snyder’s-Lance	151	4
SpartanNash	120	3
Spectrum Brands Holdings	70	6
SUPERVALU*	660	6
Tootsie Roll Industries	74	2
TreeHouse Foods*	115	9
United Natural Foods*	150	10
Universal	75	4
USANA Health Sciences*	20	1
Vector Group	197	5
Village Super Market, Cl A	3	–
WD-40	50	3
Weis Markets	40	2

		187

Energy — 5.7%
Alon USA Energy	98	2
Alpha Natural Resources*	720	3
Approach Resources*	120	2
Arch Coal	720	2
Athlon Energy*	72	3
Basic Energy Services*	105	3
Bonanza Creek Energy*	94	6
Bristow Group	110	8
C&J Energy Services*	150	4
CARBO Ceramics	60	6
Carrizo Oil & Gas*	140	9
Clayton Williams Energy*	20	2

See Notes to Schedules of Investments.

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Energy — continued
Clean Energy Fuels*	230	$2
Cloud Peak Energy*	192	3
Comstock Resources	159	4
Contango Oil & Gas*	50	2
Delek US Holdings	147	5
Diamondback Energy*	121	10
Energy XXI (Bermuda)	291	5
Era Group*	70	2
EXCO Resources	580	3
Exterran Holdings	180	8
Forest Oil*	460	1
Forum Energy Technologies*	154	5
GasLog (Bermuda)	109	3
Geospace Technologies*	40	2
Green Plains	89	4
Gulf Island Fabrication	60	1
Gulfmark Offshore, Cl A	84	3
Halcon Resources*	767	4
Helix Energy Solutions Group*	330	9
Hercules Offshore*	540	2
Hornbeck Offshore Services*	114	5
ION Geophysical*	489	2
Key Energy Services*	497	3
Kodiak Oil & Gas (Canada)*	830	13
Magnum Hunter Resources*	567	4
Matador Resources*	210	6
Matrix Service*	90	3
Natural Gas Services Group*	50	1
Newpark Resources*	290	4
Nordic American Offshore (Marshall Islands)	2	–
Nordic American Tankers (Bermuda)	248	2
Northern Oil and Gas*	220	4
Nuverra Environmental Solutions*	67	1
Panhandle Oil and Gas, Cl A	28	2
Parker Drilling*	400	3
PDC Energy*	110	7
Penn Virginia*	179	3
PHI*	43	2
Pioneer Energy Services*	212	3
Quicksilver Resources*	510	1
Renewable Energy Group*	102	1
Resolute Energy*	250	2
Rex Energy*	155	2
RigNet*	40	2
Rosetta Resources*	190	9
Sanchez Energy*	121	4
Scorpio Tankers (Marshall Islands)	590	6
SEACOR Holdings*	60	5
SemGroup, Cl A	130	11
Ship Finance International (Bermuda)	176	3
Solazyme*	154	1
Stone Energy*	160	6
Swift Energy*	160	2
Synergy Resources*	190	3
Targa Resources	100	14
Tesco (Canada)	110	2
TETRA Technologies*	270	3
Triangle Petroleum*	240	3
VAALCO Energy*	216	2
Vantage Drilling (Cayman Islands)*	820	1
W&T Offshore	130	2
Warren Resources*	305	2

	Number of Shares	Value (000)

Western Refining	173	$8
Willbros Group*	160	2

		293

Financials — 23.3%
1st Source	52	2
Acadia Realty Trust REIT	180	5
Agree Realty REIT	52	2
Alexander & Baldwin	140	6
Alexander’s REIT	7	3
Altisource Residential REIT	185	5
Ambac Financial Group*	150	4
American Assets Trust REIT	110	4
American Capital Mortgage Investment REIT	180	4
American Equity Investment Life Holding	222	6
American Realty Capital Properties REIT	1,739	23
Ameris Bancorp	90	2
AMERISAFE	60	2
Ames National	47	1
AmTrust Financial Services	100	4
Anworth Mortgage Asset REIT	477	3
Apollo Commercial Real Estate Finance REIT	130	2
Apollo Investment	720	6
Argo Group International Holdings (Bermuda)	90	5
Arlington Asset Investment, Cl A	60	2
ARMOUR Residential REIT	1,220	5
Associated Estates Realty REIT	185	3
Astoria Financial	290	4
BancFirst	26	2
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	100	3
Bancorp*	120	1
BancorpSouth	300	6
Bank Mutual	190	1
Bank of Kentucky Financial	29	1
Bank of the Ozarks	200	6
BankFinancial	105	1
Banner	64	3
BBCN Bancorp	260	4
Beneficial Mutual Bancorp*	130	2
Berkshire Hills Bancorp	90	2
BGC Partners, Cl A	437	3
BNC Bancorp	78	1
BofI Holding*	40	3
Boston Private Financial Holdings	270	3
Bridge Bancorp	49	1
Bridge Capital Holdings*	46	1
Brookline Bancorp	250	2
Bryn Mawr Bank	50	2
Camden National	30	1
Capital Bank Financial, Cl A*	80	2
Capital Southwest	50	2
Capitol Federal Financial	480	6
Capstead Mortgage REIT	301	4
Cardinal Financial	110	2
CareTrust REIT*	67	1
Cash America International	93	4
Cathay General Bancorp	250	7
Cedar Realty Trust REIT	280	2
Centerstate Banks	130	1
Central Pacific Financial	77	1
Chambers Street Properties REIT	760	6

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Chatham Lodging Trust REIT	88	$2
Chemical Financial	100	3
Chesapeake Lodging Trust REIT	160	5
Citizens*	180	1
City Holding	55	2
CNO Financial Group	690	12
CoBiz Financial	140	2
Cohen & Steers	63	3
Colony Financial REIT	296	7
Columbia Banking System	170	4
Community Bank System	130	5
Community Trust Bancorp	55	2
Consolidated-Tomoka Land	28	2
CoreSite Realty REIT	70	3
Cousins Properties REIT	540	7
Cowen Group, Cl A*	390	2
Credit Acceptance*	24	3
CU Bancorp*	26	1
CubeSmart REIT	420	8
Customers Bancorp*	88	2
CVB Financial	300	5
CyrusOne REIT	69	2
CYS Investments REIT	536	5
DCT Industrial Trust REIT	930	7
Diamond Hill Investment Group*	10	1
DiamondRock Hospitality REIT	620	8
Dime Community Bancshares	120	2
DuPont Fabros Technology REIT	200	6
Dynex Capital REIT	210	2
Eagle Bancorp*	80	3
EastGroup Properties REIT	96	6
Education Realty Trust REIT	390	4
eHealth*	60	2
Empire State Realty Trust, Cl A REIT	270	4
Employers Holdings	110	2
Encore Capital Group*	80	4
Enstar Group (Bermuda)*	30	4
Enterprise Financial Services	80	1
EPR Properties REIT	160	9
Equity One REIT	189	5
Essent Group (Bermuda)*	80	2
EverBank Financial	260	5
Evercore Partners, Cl A	100	5
Excel Trust REIT	180	2
FBL Financial Group, Cl A	34	2
Federal Agricultural Mortgage, Cl C	40	1
FelCor Lodging Trust REIT	420	4
Fidelity Southern	72	1
Fifth Street Finance	450	4
Financial Engines	150	5
Financial Institutions	60	1
First American Financial	331	9
First Bancorp	80	1
First Bancorp	51	1
First BanCorp (Puerto Rico)*	280	2
First Busey	280	2
First Cash Financial Services*	90	5
First Commonwealth Financial	340	3
First Connecticut Bancorp	76	1
First Defiance Financial	44	1
First Financial	40	1
First Financial Bancorp	186	3

	Number of Shares	Value (000)

First Financial Bankshares	200	$6
First Financial Northwest	70	1
First Industrial Realty Trust REIT	340	6
First Interstate BancSystem, Cl A	61	2
First Merchants	120	3
First Midwest Bancorp	250	4
First of Long Island	30	1
First Potomac Realty Trust REIT	191	3
FirstMerit	510	9
Flagstar Bancorp*	80	1
Flushing Financial	110	2
FNB	480	6
Forestar Group*	120	2
Franklin Financial*	53	1
Franklin Street Properties REIT	300	4
FXCM, Cl A	130	2
GAMCO Investors, Cl A	20	2
Geo Group REIT	223	8
German American Bancorp	50	1
Getty Realty REIT	87	2
Glacier Bancorp	230	6
Gladstone Investment	118	1
Glimcher Realty Trust REIT	470	5
Golub Capital BDC	130	2
Government Properties Income Trust REIT	180	4
Gramercy Property Trust REIT	250	2
Great Southern Bancorp	45	1
Green Dot, Cl A*	90	2
Greenhill	85	4
Greenlight Capital Re (Cayman Islands)*	92	3
Guaranty Bancorp	74	1
Hancock Holding	260	9
Hanmi Financial	110	2
HCI Group	35	2
Healthcare Realty Trust REIT	299	8
Heartland Financial USA	60	1
Hercules Technology Growth Capital	210	3
Heritage Commerce	110	1
Heritage Financial	68	1
Heritage Oaks Bancorp	110	1
Hersha Hospitality Trust REIT	680	5
HFF, Cl A*	110	3
Highwoods Properties REIT	280	12
Hilltop Holdings*	200	4
Home BancShares	150	5
Home Loan Servicing Solutions (Cayman Islands)	233	5
Horace Mann Educators	130	4
Hudson Valley Holding	70	1
Iberiabank	95	6
ICG Group*	128	2
Independent Bank	80	3
Independent Bank Group	5	–
Infinity Property & Casualty	40	3
Inland Real Estate REIT	296	3
International Bancshares	170	5
Invesco Mortgage Capital REIT	346	6
Investment Technology Group*	130	2
Investors Bancorp	1,036	11
Investors Real Estate Trust REIT	350	3
iStar Financial REIT*	280	4
Janus Capital Group	480	6
KCG Holdings, Cl A*	250	3

See Notes to Schedules of Investments.

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Kennedy-Wilson Holdings	212	$6
Lakeland Bancorp	147	2
Lakeland Financial	60	2
LaSalle Hotel Properties REIT	320	12
Lexington Realty Trust REIT	580	6
LTC Properties REIT	114	5
Maiden Holdings (Bermuda)	183	2
Main Street Capital	130	4
MainSource Financial Group	80	1
MarketAxess Holdings	120	7
Marlin Business Services	40	1
MB Financial	225	6
MCG Capital	300	1
Meadowbrook Insurance Group	210	1
Medical Properties Trust REIT	501	7
Medley Capital	133	2
Mercantile Bank	45	1
Meridian Bancorp*	102	1
Metro Bancorp*	62	1
MGIC Investment*	1,020	9
MidSouth Bancorp	11	–
Monmouth Real Estate Investment, Cl A REIT	180	2
Montpelier Re Holdings (Bermuda)	137	4
National Bank Holdings, Cl A	150	3
National Bankshares	31	1
National Health Investors REIT	90	6
National Penn Bancshares	380	4
Navigators Group*	36	2
NBT Bancorp	140	3
Nelnet, Cl A	80	4
New Mountain Finance	160	3
New Residential Investment REIT	820	5
New York Mortgage Trust REIT	250	2
NewStar Financial*	100	1
Northfield Bancorp	200	3
NorthStar Asset Management Group*	565	11
NorthStar Realty Finance REIT	565	11
Northwest Bancshares	310	4
OFG Bancorp (Puerto Rico)	160	3
Old National Bancorp	330	4
OmniAmerican Bancorp	52	1
One Liberty Properties REIT	54	1
OneBeacon Insurance Group, Cl A (Bermuda)	90	1
Oppenheimer Holdings, Cl A	46	1
Oritani Financial	160	2
PacWest Bancorp	291	12
Park National	40	3
Park Sterling	190	1
Parkway Properties REIT	190	4
Pebblebrook Hotel Trust REIT	192	7
Penns Woods Bancorp	23	1
Pennsylvania Real Estate Investment Trust REIT	220	4
PennyMac Financial Services, Cl A*	63	1
PennyMac Mortgage Investment Trust REIT	230	5
PHH*	180	4
PICO Holdings*	80	2
Pinnacle Financial Partners	113	4
Piper Jaffray*	58	3
Platinum Underwriters Holdings (Bermuda)	90	6
Portfolio Recovery Associates*	160	9
Potlatch REIT	124	5
Preferred Bank*	53	1

	Number of Shares	Value (000)

Primerica	180	$9
PrivateBancorp	210	6
Prospect Capital	979	10
Prosperity Bancshares	200	12
Provident Financial Services	200	3
PS Business Parks REIT	60	5
QTS Realty Trust, Cl A REIT	56	2
Radian Group	603	9
RAIT Financial Trust REIT	250	2
Ramco-Gershenson Properties Trust REIT	220	4
RE/MAX Holdings, Cl A	42	1
Redwood Trust REIT	265	5
Renasant	100	3
Resource Capital REIT	450	2
Retail Opportunity Investments REIT	240	4
RLI	138	6
RLJ Lodging Trust REIT	409	12
Rouse Properties REIT	90	2
Ryman Hospitality Properties REIT	140	7
S&T Bancorp	100	3
Sabra Health Care REIT	157	5
Safeguard Scientifics*	80	2
Safety Insurance Group	46	3
Sandy Spring Bancorp	90	2
Saul Centers REIT	30	2
Seacoast Banking Corp of Florida*	15	–
Select Income REIT	80	2
Selective Insurance Group	180	4
Simmons First National, Cl A	60	2
Solar Capital	150	3
South State	76	5
Southside Bancshares	64	2
Southwest Bancorp	80	1
Sovran Self Storage REIT	100	8
Springleaf Holdings*	90	3
STAG Industrial REIT	140	3
State Bank Financial	120	2
Sterling Bancorp	280	4
Stewart Information Services	73	2
Stifel Financial*	200	10
Stock Yards Bancorp	50	2
Strategic Hotels & Resorts REIT*	649	8
Sun Communities REIT	115	6
Sunstone Hotel Investors REIT	580	9
Susquehanna Bancshares	590	6
SWS Group*	137	1
Symetra Financial	265	7
Talmer Bancorp*	84	1
TCP Capital	116	2
Tejon Ranch*	50	1
Territorial Bancorp	49	1
Texas Capital Bancshares*	130	7
Third Point Reinsurance (Bermuda)*	100	2
THL Credit	76	1
TICC Capital	200	2
Tompkins Financial	50	2
TowneBank	94	1
Triangle Capital	91	3
Trico Bancshares	60	1
TriState Capital Holdings*	39	–
TrustCo Bank	340	2
Trustmark	210	5

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
UMB Financial	110	$6
Umpqua Holdings	530	9
Union Bankshares	144	3
United Bankshares	209	7
United Community Banks	150	3
United Community Financial	254	1
United Financial Bancorp	187	2
United Fire Group	71	2
Universal Health Realty Income Trust REIT	44	2
Universal Insurance Holdings	100	1
Univest Corp of Pennsylvania	70	1
Urstadt Biddle Properties, Cl A REIT	87	2
ViewPoint Financial Group	130	3
Virtus Investment Partners*	20	5
Walter Investment Management*	120	3
Washington Real Estate Investment Trust REIT	217	6
Washington Trust Bancorp	50	2
Webster Financial	280	8
WesBanco	90	3
Westamerica Bancorporation	85	4
Western Alliance Bancorp*	240	6
Western Asset Mortgage Capital REIT	100	2
Westwood Holdings Group	26	2
Wilshire Bancorp	240	2
Wintrust Financial	138	6
WisdomTree Investments*	320	4
World Acceptance*	30	2
WSFS Financial	27	2
Yadkin Financial*	64	1

		1,203

Healthcare — 12.5%
Abaxis	74	4
ABIOMED*	130	3
Acadia Healthcare*	110	6
ACADIA Pharmaceuticals*	220	5
Accuray*	270	2
Acorda Therapeutics*	130	4
Aegerion Pharmaceuticals*	90	3
Affymetrix*	234	2
Air Methods*	120	7
Akorn*	190	7
Align Technology*	226	12
Alnylam Pharmaceuticals*	177	12
AMAG Pharmaceuticals*	80	2
Amedisys*	120	3
AMN Healthcare Services*	160	2
Amsurg*	105	6
Anacor Pharmaceuticals*	100	2
Analogic	40	3
AngioDynamics*	100	1
Anika Therapeutics*	45	2
Antares Pharma*	376	1
Arena Pharmaceuticals*	684	3
Array BioPharma*	411	2
Asterias Biotherapeutics*	19	–
athenahealth*	110	16
AtriCure*	80	1
Atrion	6	2
Auxilium Pharmaceuticals*	162	3
AVANIR Pharmaceuticals*	491	3

	Number of Shares	Value (000)

Bio-Reference Labs*	90	$3
BioScrip*	201	2
Cambrex*	110	2
Cantel Medical	110	4
Centene*	170	13
Cepheid*	210	8
Cerus*	231	1
Chelsea Therapeutics International* (A)	309	–
Chemed	57	6
Clovis Oncology*	60	3
Computer Programs & Systems	40	2
CONMED	92	4
ContraVir Pharmaceuticals*	31	–
CorVel*	40	2
Cross Country Healthcare*	120	1
CTI BioPharma*	506	1
Cyberonics*	90	5
Cynosure, Cl A*	70	2
Dendreon*	590	1
Depomed*	190	3
DexCom*	220	10
Dyax*	391	4
Dynavax Technologies*	990	1
Emergent Biosolutions*	100	2
Endocyte*	110	1
Endologix*	210	3
Ensign Group	67	2
Exact Sciences*	240	5
Exactech*	42	1
ExamWorks Group*	100	3
Exelixis*	620	3
Fluidigm*	84	2
GenMark Diagnostics*	121	1
Genomic Health*	36	1
Gentiva Health Services*	110	2
Geron*	470	1
Globus Medical, Cl A*	180	3
Greatbatch*	80	4
Haemonetics*	160	6
Halozyme Therapeutics*	290	3
Hanger*	110	2
HealthSouth	275	11
HealthStream*	70	2
Healthways*	115	2
HeartWare International*	50	4
HMS Holdings*	280	6
Horizon Pharma*	186	2
ICU Medical*	40	3
ImmunoGen*	280	3
Impax Laboratories*	220	5
Insulet*	170	6
Integra LifeSciences Holdings*	75	4
Intercept Pharmaceuticals*	23	7
InterMune*	305	22
Intrexon*	79	2
Invacare	110	2
IPC The Hospitalist*	56	3
Ironwood Pharmaceuticals*	349	5
Isis Pharmaceuticals*	345	14
Keryx Biopharmaceuticals*	264	5
Kindred Healthcare	180	4
KYTHERA Biopharmaceuticals*	44	2

See Notes to Schedules of Investments.

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Landauer	35	$1
Lannett*	65	3
Lexicon Pharmaceuticals*	900	1
Ligand Pharmaceuticals, Cl B*	60	3
Luminex*	130	2
Magellan Health*	88	5
Mallinckrodt PLC (Ireland)*	143	12
MannKind*	523	4
Masimo*	160	4
MedAssets*	200	5
Medicines*	200	5
Medidata Solutions*	166	8
Meridian Bioscience	130	3
Merit Medical Systems*	150	2
MiMedx Group*	320	2
Molina Healthcare*	93	4
Momenta Pharmaceuticals*	160	2
MWI Veterinary Supply*	40	6
National Healthcare	40	2
Natus Medical*	113	3
Nektar Therapeutics*	362	5
Neogen*	114	5
Neurocrine Biosciences*	223	4
NewLink Genetics*	59	2
NPS Pharmaceuticals*	310	9
NuVasive*	140	5
NxStage Medical*	201	3
Omeros*	118	2
Omnicell*	125	4
Ophthotech*	38	1
Opko Health*	615	5
OraSure Technologies*	215	2
Orexigen Therapeutics*	334	2
Orthofix International NV (Curacao)*	68	2
Owens & Minor	200	7
Pacific Biosciences of California*	199	1
Pacira Pharmaceuticals*	103	11
PAREXEL International*	180	10
PDL BioPharma	528	5
PharMerica*	106	3
Prestige Brands Holdings*	166	6
Progenics Pharmaceuticals*	311	2
Prothena PLC (Ireland)*	52	1
Providence Service*	41	2
Puma Biotechnology*	70	18
Quality Systems	127	2
Quidel*	92	2
Raptor Pharmaceutical*	194	2
Relypsa*	22	1
Repligen*	113	2
Rockwell Medical*	150	1
Sagent Pharmaceuticals*	70	2
Sangamo BioSciences*	228	3
Select Medical Holdings	163	2
Spectranetics*	135	4
STAAR Surgical*	130	2
STERIS	180	10
Surgical Care Affiliates*	40	1
SurModics*	49	1
Synageva BioPharma*	60	4
Synergy Pharmaceuticals*	320	1
Team Health Holdings*	210	12

	Number of Shares	Value (000)

TESARO*	42	$1
TherapeuticsMD*	291	2
Thoratec*	180	5
Tornier NV (Netherlands)*	100	2
Triple-S Management, Cl B (Puerto Rico)*	90	2
U.S. Physical Therapy	48	2
Unilife*	338	1
Vascular Solutions*	60	1
Vivus*	340	1
Volcano*	180	2
WellCare Health Plans*	136	9
West Pharmaceutical Services	210	9
Wright Medical Group*	122	4
XOMA*	259	1
Zeltiq Aesthetics*	70	1
ZIOPHARM Oncology*	330	1
Zogenix*	355	–

		646

Industrials — 14.4%
AAON	138	3
AAR	136	4
ABM Industries	180	5
Acacia Research	170	3
ACCO Brands*	400	3
Aceto	100	2
Actuant, Cl A	230	8
Acuity Brands	130	16
Advisory Board*	110	5
Aegion*	128	3
AeroVironment*	62	2
Aircastle (Bermuda)	217	4
Alamo Group	25	1
Albany International, Cl A	90	3
Allegiant Travel*	46	6
Altra Industrial Motion	90	3
American Railcar Industries	35	3
American Science & Engineering	30	2
American Woodmark*	40	2
Apogee Enterprises	93	3
Applied Industrial Technologies	130	6
ARC Document Solutions*	168	1
ArcBest	87	3
Argan*	52	2
Astec Industries	70	3
Astronics*	50	3
Atlas Air Worldwide Holdings*	83	3
AZZ	80	4
Barnes Group	170	6
Barrett Business Services	26	2
Beacon Roofing Supply*	154	4
Blount International*	170	3
Brady, Cl A	150	4
Briggs & Stratton	160	3
Brink’s	150	4
Builders FirstSource*	160	1
Capstone Turbine*	1,079	1
Cenveo*	248	1
Chart Industries*	90	6
CIRCOR International	57	4
CLARCOR	150	9
Columbus McKinnon	70	2

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Comfort Systems USA	130	$2
Corporate Executive Board	106	7
Cubic	65	3
Curtiss-Wright	146	10
Deluxe	160	10
DigitalGlobe*	230	7
Douglas Dynamics	90	2
DXP Enterprises*	30	2
Dycom Industries*	110	3
Dynamic Materials	59	1
Echo Global Logistics*	70	2
EMCOR Group	210	9
Encore Wire	65	3
EnerSys*	150	10
Engility Holdings*	60	2
Ennis	100	1
EnPro Industries*	67	5
ESCO Technologies	90	3
Esterline Technologies*	98	11
ExOne*	25	1
Exponent	40	3
Federal Signal	210	3
Forward Air	100	5
Franklin Electric	150	6
FTI Consulting*	130	5
Furmanite*	128	1
G&K Services, Cl A	60	3
GenCorp*	200	4
Generac Holdings*	188	9
General Cable	160	3
Gibraltar Industries*	110	2
Global Power Equipment Group	70	1
Gorman-Rupp	62	2
GP Strategies*	60	2
GrafTech International*	380	3
Graham	40	1
Granite Construction	123	4
Great Lakes Dredge & Dock*	220	2
Greenbrier	81	6
Griffon	160	2
H&E Equipment Services	100	4
Hawaiian Holdings*	176	3
Healthcare Services Group	220	6
Heartland Express	148	3
HEICO	206	11
Heidrick & Struggles International	70	2
Herman Miller	181	5
Hillenbrand	171	6
HNI	143	5
HUB Group, Cl A*	120	5
Hurco	34	1
Huron Consulting Group*	76	5
Hyster-Yale Materials Handling	36	3
ICF International*	70	2
InnerWorkings*	180	2
Insperity	80	2
Insteel Industries	70	2
Interface	188	3
JetBlue Airways*	740	9
John Bean Technologies	100	3
Kadant	44	2
Kaman	90	4

	Number of Shares	Value (000)

Kelly Services, Cl A	90	$2
KEYW Holding*	115	1
Kforce	100	2
Kimball International, Cl B	120	2
Knight Transportation	188	5
Knoll	155	3
Korn/Ferry International*	160	5
Layne Christensen*	80	1
LB Foster, Cl A	38	2
Lindsay	43	3
LSI Industries	117	1
Lydall*	69	2
Marten Transport	90	2
MasTec*	190	6
Matson	140	4
McGrath RentCorp	83	3
Meritor*	323	4
Middleby*	174	15
Mistras Group*	60	1
Mobile Mini	120	5
Moog, Cl A*	142	10
MSA Safety	90	5
Mueller Industries	180	5
Mueller Water Products, Cl A	520	5
Multi-Color	43	2
MYR Group*	80	2
National Presto Industries	17	1
Navigant Consulting*	170	3
NCI Building Systems*	80	2
NN	70	2
Nortek*	30	3
Northwest Pipe*	33	1
On Assignment*	150	4
Orbital Sciences*	190	5
Park-Ohio Holdings	30	2
Patrick Industries*	31	1
Patriot Transportation Holding*	30	1
PGT*	140	1
Polypore International*	150	7
Powell Industries	30	2
Preformed Line Products	13	1
Primoris Services	120	3
Proto Labs*	57	4
Quad/Graphics	90	2
Quanex Building Products	130	2
Raven Industries	120	3
RBC Bearings*	70	4
Republic Airways Holdings*	165	2
Resources Connection	150	2
Rexnord*	210	6
Roadrunner Transportation Systems*	70	2
RPX*	120	2
Rush Enterprises, Cl A*	117	4
Saia*	80	4
Simpson Manufacturing	130	4
SkyWest	180	2
SP Plus*	60	1
Spirit Airlines*	188	13
Standex International	40	3
Steelcase, Cl A	280	4
Sun Hydraulics	70	3
Swift Transportation*	259	5

See Notes to Schedules of Investments.

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
TAL International Group*	110	$5
TASER International*	180	3
Team*	70	3
Teledyne Technologies*	117	11
Tennant	60	4
Tetra Tech	210	5
Textainer Group Holdings (Bermuda)	70	2
Thermon Group Holdings*	91	2
Titan International	180	3
Trex*	112	4
TriMas*	140	4
TrueBlue*	130	4
Tutor Perini*	126	4
UniFirst	48	5
United Stationers	130	5
Universal Forest Products	65	3
US Ecology	73	3
USG*	240	7
UTi Worldwide (British Virgin Islands)*	290	3
Viad	71	2
Wabash National*	222	3
WageWorks*	88	4
Watsco	80	7
Watts Water Technologies, Cl A	90	6
Werner Enterprises	150	4
Wesco Aircraft Holdings*	140	3
West	80	2
Woodward	210	11
XPO Logistics*	170	5
YRC Worldwide*	104	2

		743

Information Technology — 17.3%
ACI Worldwide*	378	7
Actuate*	190	1
Acxiom*	230	4
ADTRAN	190	4
Advanced Energy Industries*	130	2
Advent Software	135	4
Alliance Fiber Optic Products	54	1
Ambarella (Cayman Islands)*	72	2
Amkor Technology*	249	3
Angie’s List*	150	1
Anixter International*	86	8
Applied Micro Circuits*	250	2
ARRIS Group*	364	11
Aruba Networks*	341	7
Aspen Technology*	290	12
AVG Technologies NV (Netherlands)*	93	2
Badger Meter	50	3
Bankrate*	160	2
Bazaarvoice*	190	1
Bel Fuse, Cl B	44	1
Belden	138	10
Benchmark Electronics*	180	4
Black Box	60	1
Blackbaud	143	6
Blackhawk Network Holdings*	170	5
Blucora*	140	2
Bottomline Technologies*	120	3
Brightcove*	110	1

	Number of Shares	Value (000)

BroadSoft*	92	$2
Brooks Automation	240	3
Cabot Microelectronics*	83	4
CACI International, Cl A*	75	5
CalAmp*	120	2
Calix*	160	2
Callidus Software*	150	2
Cardtronics*	140	5
Cass Information Systems	39	2
Cavium*	163	9
Checkpoint Systems*	150	2
CIBER*	320	1
Ciena*	320	7
Cirrus Logic*	210	5
Cognex*	270	11
Coherent*	77	5
CommVault Systems*	140	8
comScore*	120	5
Comtech Telecommunications	57	2
Comverse*	73	2
Constant Contact*	102	3
Convergys	335	6
Conversant*	216	6
Cornerstone OnDemand*	126	5
CoStar Group*	88	13
Cray*	130	4
CSG Systems International	117	3
CTS	120	2
Cypress Semiconductor*	480	5
Daktronics	130	2
Dealertrack Technologies*	138	6
Demandware*	75	4
Digi International*	110	1
Digital River*	120	2
Diodes*	120	3
DTS*	70	2
EarthLink Holdings	390	2
Electro Rent	66	1
Electronics For Imaging*	144	6
Ellie Mae*	90	3
Emulex*	268	1
Endurance International Group Holdings*	90	1
EnerNOC*	89	2
Entegris*	450	5
Envestnet*	74	3
EPAM System*	74	3
Epiq Systems	120	2
Euronet Worldwide*	160	8
EVERTEC (Puerto Rico)	179	4
Exar*	130	1
ExlService Holdings*	110	3
Extreme Networks*	330	2
Fabrinet (Cayman Islands)*	106	2
Fair Isaac	115	7
FARO Technologies*	55	3
FEI	130	11
Finisar*	290	6
Fleetmatics Group PLC (Ireland)*	86	3
FormFactor*	193	1
Forrester Research	44	2
Global Cash Access Holdings*	240	2
Global Eagle Entertainment*	90	1

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
GSI Group (Canada)*	130	$2
GT Advanced Technologies*	425	8
Guidewire Software*	194	9
Harmonic*	343	2
Heartland Payment Systems	114	5
iGate*	116	4
II-VI*	164	2
Imperva*	66	2
Infinera*	390	4
Infoblox*	170	2
Inphi*	110	2
Insight Enterprises*	139	4
Integrated Device Technology*	430	7
Integrated Silicon Solution	120	2
Interactive Intelligence Group*	50	2
InterDigital	132	6
Internap Network Services*	210	1
International Rectifier*	224	9
Intersil, Cl A	412	6
IntraLinks Holdings*	150	1
InvenSense*	190	5
Itron*	124	5
Ixia*	200	2
j2 Global	145	8
Jive Software*	150	1
Lattice Semiconductor*	400	3
Lionbridge Technologies*	240	1
Liquidity Services*	101	2
Littelfuse	71	6
LivePerson*	190	2
LogMeIn*	80	3
Manhattan Associates*	247	7
MAXIMUS	210	9
Maxwell Technologies*	109	1
Measurement Specialties*	51	4
Mentor Graphics	300	7
Mercury Systems*	130	1
Mesa Laboratories	13	1
Methode Electronics	120	4
Micrel	180	2
Microsemi*	290	8
MicroStrategy, Cl A*	30	4
MKS Instruments	174	6
ModusLink Global Solutions*	182	1
MoneyGram International*	80	1
Monolithic Power Systems	120	6
Monotype Imaging Holdings	122	4
Monster Worldwide*	345	2
Move*	140	2
MTS Systems	50	4
NETGEAR*	123	4
NetScout Systems*	120	6
Newport*	140	3
NIC*	210	4
OmniVision Technologies*	180	5
OSI Systems*	66	5
Park Electrochemical	72	2
PC Connection*	46	1
PDF Solutions*	90	2
Pegasystems	120	3
Perficient*	120	2
Photronics*	230	2

	Number of Shares	Value (000)

Plantronics	140	$7
Plexus*	110	5
PMC-Sierra*	670	5
Power Integrations	90	5
Progress Software*	160	4
Proofpoint*	80	3
PROS Holdings*	74	2
PTC*	370	14
Qlik Technologies*	271	8
QLogic*	300	3
Quantum*	941	1
Rambus*	368	5
RealD*	158	1
RealPage*	160	3
RF Micro Devices*	891	11
Rofin-Sinar Technologies*	100	2
Rogers*	61	4
Ruckus Wireless*	170	2
Sanmina*	270	6
Sapient*	350	5
ScanSource*	95	4
SciQuest*	80	1
Seachange International*	130	1
Semtech*	220	6
ServiceSource International*	230	1
ShoreTel*	220	1
Shutterstock*	37	3
Silicon Graphics International*	130	1
Silicon Image*	300	1
Sonus Networks*	693	3
Spansion, Cl A*	164	4
SPS Commerce*	50	3
SS&C Technologies Holdings*	185	8
Stamps.com*	50	2
SunEdison*	823	18
SunPower*	132	5
Super Micro Computer*	109	3
Sykes Enterprises*	138	3
Synaptics*	103	8
SYNNEX*	80	6
Syntel*	51	5
Take-Two Interactive Software*	260	6
Tangoe*	110	2
TeleTech Holdings*	71	2
Tessco Technologies	28	1
Tessera Technologies	176	5
TiVo*	379	5
TriQuint Semiconductor*	524	11
Trulia*	101	6
TTM Technologies*	200	2
Tyler Technologies*	98	9
Ubiquiti Networks*	64	3
Ultimate Software Group*	86	13
Ultra Clean Holdings*	93	1
Unisys*	170	4
Universal Display*	130	4
Veeco Instruments*	124	4
Verint Systems*	168	8
ViaSat*	120	7
VirnetX Holding*	150	2
Virtusa*	70	2
VistaPrint NV (Netherlands)*	100	5

See Notes to Schedules of Investments.

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Web.com Group*	137	$3
WebMD Health*	94	5
WEX*	120	14
Xcerra*	190	2
XO Group*	110	1
Yelp*	100	8
Zix*	135	–

		895

Materials — 5.2%
A Schulman	100	4
Advanced Emissions Solutions*	80	2
AK Steel Holding*	460	5
Allied Nevada Gold*	367	1
American Vanguard	100	1
Axiall	220	9
Balchem	96	5
Berry Plastics Group*	253	6
Boise Cascade*	104	3
Calgon Carbon*	180	4
Century Aluminum*	181	5
Chase	32	1
Chemtura*	310	8
Clearwater Paper*	70	5
Coeur Mining*	317	3
Commercial Metals	370	6
Deltic Timber	40	3
Ferro*	250	3
Flotek Industries*	157	4
FutureFuel	85	1
Globe Specialty Metals	210	4
Graphic Packaging Holding*	947	12
H.B. Fuller	160	8
Hawkins	33	1
Haynes International	40	2
Headwaters*	251	3
Hecla Mining	1,130	4
Horsehead Holding*	170	3
Innophos Holdings	74	4
Innospec	80	3
Intrepid Potash*	174	3
Kaiser Aluminum	63	5
KapStone Paper and Packaging*	260	8
Koppers Holdings	70	3
Kraton Performance Polymers*	110	2
Landec*	110	1
Louisiana-Pacific*	440	6
LSB Industries*	70	3
Martin Marietta Materials	49	6
Materion	61	2
Minerals Technologies	110	7
Molycorp*	520	1
Myers Industries	100	2
Neenah Paper	56	3
Olin	257	7
OM Group	109	3
OMNOVA Solutions*	180	2
PH Glatfelter	140	3
PolyOne	294	12
Quaker Chemical	45	4
Rentech*	851	2

	Number of Shares	Value (000)

Resolute Forest Products*	230	$4
RTI International Metals*	102	3
Schweitzer-Mauduit International	100	4
Sensient Technologies	158	9
Stepan	60	3
Stillwater Mining*	371	7
SunCoke Energy*	229	5
Taminco*	66	2
Tredegar	90	2
US Concrete*	60	2
US Silica Holdings	154	11
Walter Energy	210	1
Wausau Paper	180	2
Worthington Industries	169	7
Zep	90	1

		271

Telecommunication Services — 0.6%
8x8*	300	3
Atlantic Tele-Network	30	2
Cincinnati Bell*	730	3
Cogent Communications Holdings	150	5
Consolidated Communications Holdings	140	3
FairPoint Communications*	93	2
General Communication, Cl A*	130	1
inContact*	210	2
Inteliquent	130	2
Leap Wireless International* (A)	180	–
Lumos Networks	60	1
NTELOS Holdings	60	1
Premiere Global Services*	180	2
Shenandoah Telecommunications	80	2
Spok Holdings	90	1
Vonage Holdings*	530	2

		32

Utilities — 3.1%
ALLETE	120	6
American States Water	130	4
Atlantic Power (Canada)*	470	2
Avista	190	6
Black Hills	135	7
California Water Service Group	160	4
Chesapeake Utilities	36	2
Cleco	190	11
Connecticut Water Service	40	1
Dynegy*	315	10
El Paso Electric	130	5
Empire District Electric	139	4
IDACORP	155	9
Laclede Group	105	5
MGE Energy	115	5
Middlesex Water	58	1
New Jersey Resources	130	7
Northwest Natural Gas	90	4
NorthWestern	120	6
NRG Yield, Cl A	74	4
Ormat Technologies	66	2
Otter Tail	96	3
Pattern Energy Group	96	3
Piedmont Natural Gas	233	9
PNM Resources	250	6

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Portland General Electric	240	$8
South Jersey Industries	90	5
Southwest Gas	145	8
UIL Holdings	180	7
UNITIL	50	2
WGL Holdings	166	7

		163

Total Common Stocks (Cost $5,002)		5,064

RIGHTS — 0.0%
Biglari Holdings (USA)*	5	–

Total Rights (Cost $0)		–

MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	111,960	112

Total Money Market Fund (Cost $112)		112

TOTAL INVESTMENTS — 100.1% (Cost $5,114)**		5,176

Other Assets & Liabilities – (0.1)%		(4)

TOTAL NET ASSETS — 100.0%		$5,172

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $5,114.

Gross unrealized appreciation (000)	$441
Gross unrealized depreciation (000)	(379)

Net unrealized appreciation (000)	$62

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Security fair valued using methods approved by the Board of Trustees.

See Notes to Schedules of Investments.

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Valuation Hierarchy:
A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Common Stocks	$5,064	$–	$–	$5,064
Money Market Fund	112	–	–	112

Total Assets - Investments in Securities	$5,176	$–	$–	$5,176

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.1%
Automotive — 1.5%
BMW Vehicle Lease Trust,
Series 2013-1, Cl A3
0.540%, 09/21/15	$233	$233
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	340	340
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	465	465
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	300	300
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	1,000	1,003

		2,341

Credit Cards — 1.1%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	850	850
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,000	993

		1,843

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	575	575

Utilities — 0.1%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	251

Total Asset-Backed Securities (Cost $5,013)		5,010

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,959	3,068
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	4	4

Total Commercial Mortgage-Backed Securities (Cost $2,938)		3,072

CORPORATE BONDS — 29.0%
Aerospace — 0.3%
United Technologies
4.500%, 06/01/42	420	453

Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	430	465

	Par (000)	Value (000)

Toyota Motor Credit (MTN)
3.400%, 09/15/21	$470	$493

		958

Cable — 1.4%
21st Century Fox America
8.450%, 08/01/34	515	747
Comcast
4.250%, 01/15/33	565	588
DIRECTV Holdings LLC
4.600%, 02/15/21	505	555
Viacom
3.250%, 03/15/23	250	247
4.250%, 09/01/23	35	37

		2,174

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	430	454
Hasbro
6.300%, 09/15/17	554	627

		1,081

Consumer Staples — 0.3%
Procter & Gamble
5.550%, 03/05/37	325	408

Energy — 3.6%
Boardwalk Pipelines LP
3.375%, 02/01/23	473	446
BP Capital Markets PLC
3.245%, 05/06/22	300	306
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	400	417
Continental Resources
5.000%, 09/15/22	860	928
EQT
4.875%, 11/15/21	560	618
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	532	654
ONEOK Partners LP
6.125%, 02/01/41	195	233
Petrobras International Finance
5.375%, 01/27/21	525	553
Petroleos Mexicanos
6.000%, 03/05/20	390	448
Rowan
4.750%, 01/15/24	730	770
Williams Partners LP
4.125%, 11/15/20	425	452

		5,825

Financials — 7.0%
Abbey National Treasury Services PLC
3.050%, 08/23/18	160	167
American Express Credit (GMTN)
2.250%, 08/15/19	610	612
Bank of America
6.050%, 05/16/16	235	254
5.625%, 07/01/20	275	315
4.000%, 04/01/24	225	232

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Bank of America (MTN)
4.200%, 08/26/24	$190	$193
Bank of America (MTN)
3.300%, 01/11/23	250	248
BBVA Bancomer SA
4.375%, 04/10/24 144A	450	462
Capital One Financial
6.150%, 09/01/16	500	549
Citigroup
6.125%, 11/21/17	260	295
5.500%, 09/13/25	415	465
Deutsche Bank AG
1.400%, 02/13/17	390	391
Goldman Sachs Group
4.000%, 03/03/24	225	232
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	425	480
Goldman Sachs Group (MTN)
3.850%, 07/08/24	300	306
HSBC Bank USA NA
4.875%, 08/24/20	350	391
HSBC Holdings PLC
5.100%, 04/05/21	220	252
JPMorgan Chase
6.125%, 06/27/17	280	314
4.625%, 05/10/21	545	603
3.375%, 05/01/23	490	483
Morgan Stanley
4.750%, 03/22/17	445	481
4.875%, 11/01/22	585	632
Royal Bank of Canada
1.200%, 09/19/18	840	837
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	550	549
US Bancorp (MTN)
2.950%, 07/15/22	940	934
Wells Fargo
5.900%, 12/29/49 (A)	480	503

		11,180

Food, Beverage & Tobacco — 0.8%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	380	399
Diageo Capital PLC
2.625%, 04/29/23	405	394
Tyson Foods
3.950%, 08/15/24	405	414

		1,207

Healthcare — 1.9%
Amgen
3.875%, 11/15/21	425	453
Gilead Sciences
3.700%, 04/01/24	895	934
Johnson & Johnson
5.950%, 08/15/37	463	619
Novartis Capital
3.700%, 09/21/42	465	444
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	610	635

		3,085

	Par (000)	Value (000)

Industrials — 2.4%
Amphenol
4.000%, 02/01/22	$720	$749
Avnet
5.875%, 06/15/20	350	394
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	490	491
4.550%, 09/01/44	220	228
Caterpillar
3.900%, 05/27/21	605	655
CRH America
4.125%, 01/15/16	395	412
General Electric
4.125%, 10/09/42	915	939

		3,868

Insurance — 1.8%
Assurant
2.500%, 03/15/18	425	429
Berkshire Hathaway Finance
4.250%, 01/15/21	430	474
MetLife
6.400%, 12/15/66	380	428
Prudential Financial (MTN)
4.500%, 11/16/21	445	489
Reinsurance Group of America
6.450%, 11/15/19	500	588
XLIT
2.300%, 12/15/18	510	514

		2,922

Materials — 1.0%
Allegheny Technologies
5.875%, 08/15/23	435	480
ArcelorMittal
7.500%, 10/15/39	435	473
Freeport-McMoRan
3.550%, 03/01/22	405	407
Fresnillo PLC
5.500%, 11/13/23 144A	300	320

		1,680

Metals & Mining — 0.2%
BHP Billiton Finance USA
5.000%, 09/30/43	280	320

Real Estate Investment Trusts — 1.7%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	640	642
4.125%, 07/01/24	200	204
Digital Realty Trust LP
5.875%, 02/01/20#	630	706
ProLogis LP
6.875%, 03/15/20	377	449
Realty Income
5.750%, 01/15/21	410	473
3.250%, 10/15/22	165	164

		2,638

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 1.3%
eBay
2.875%, 08/01/21	$310	$310
Kroger
3.400%, 04/15/22	440	448
Wal-Mart Stores
5.250%, 09/01/35	1,150	1,373

		2,131

Technology — 1.4%
Apple
3.850%, 05/04/43	965	924
Hewlett-Packard
4.375%, 09/15/21	400	433
Oracle
4.300%, 07/08/34	435	455
Xilinx
3.000%, 03/15/21	365	369

		2,181

Telecommunications — 1.3%
AT&T
6.300%, 01/15/38	280	350
GTE
6.940%, 04/15/28	830	1,032
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	585	652

		2,034

Transportation — 0.1%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	234

Utilities — 1.2%
Berkshire Hathaway Energy
6.125%, 04/01/36	425	542
Exelon Generation LLC
4.000%, 10/01/20	827	873
Puget Sound Energy
5.757%, 10/01/39	372	467
Toledo Edison
7.250%, 05/01/20	26	31

		1,913

Total Corporate Bonds (Cost $43,893)		46,292

	Par (000)	Value (000)
MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$370	$445

Total Municipal Bond (Cost $382)		445

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 26.1%
Federal Home Loan Mortgage Corporation — 2.8%
9.500%, 10/01/20	17	18
8.500%, 09/01/16	1	1
8.000%, 07/01/25	25	29
6.000%, 09/01/19	8	9
4.500%, 07/01/40	907	980
4.500%, 06/01/41	1,642	1,773
3.500%, 06/01/42	1,144	1,177
3.000%, 12/01/42	411	409
2.378%, 01/01/36(A)	7	8
2.331%, 12/01/36(A)	8	8

		4,412

Federal National Mortgage Association — 20.2%
9.000%, 11/01/24	51	59
8.000%, 03/01/31	1	1
6.000%, 09/01/37	3	4
5.500%, 12/01/33	896	1,000
5.500%, 05/01/35	305	341
5.500%, 03/01/36	28	32
5.000%, 08/01/37	749	828
5.000%, 03/01/40	1,378	1,533
4.500%, 02/01/39	11	12
4.500%, 10/01/39	2,204	2,381
4.500%, 04/01/40	609	665
4.500%, 07/01/40	39	43
4.500%, 04/01/41	593	641
4.000%, 09/01/39	23	24
4.000%, 11/01/40	1,609	1,707
4.000%, 01/01/41	1,125	1,198
4.000%, 02/01/41	1,158	1,228
4.000%, 11/01/41	40	42
4.000%, 12/01/41	1,021	1,083
4.000%, 02/01/42	917	973
4.000%, 07/01/42	1,278	1,355
3.500%, 09/01/26	1,332	1,409
3.500%, 01/01/28	1,581	1,671
3.500%, 03/01/41	1,572	1,620
3.500%, 07/01/42	739	763
3.500%, 08/01/42	43	45
3.500%, 10/01/42	1,722	1,774
3.500%, 11/01/42	65	67
3.500%, 02/01/43	1,783	1,840
3.000%, 06/01/27	757	787
3.000%, 10/01/27	661	687
3.000%, 11/01/27	780	810
3.000%, 11/01/42	1,750	1,746
3.000%, 06/01/43	1,321	1,317
2.500%, 11/01/27	2,555	2,592
2.005%, 08/01/35(A)	7	7

		32,285

Government National Mortgage Association — 3.1%
8.500%, 11/15/21	25	25

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association —
8.500%, 07/15/22	$5	$5
8.250%, 04/20/17	1	1
8.000%, 01/15/30	170	196
6.000%, 01/15/32	1	1
4.500%, 07/15/39	777	846
4.500%, 10/20/43	824	897
4.000%, 09/15/41	1,259	1,345
3.500%, 07/15/42	19	20
3.500%, 12/20/42	1,563	1,627

		4,963

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $40,907)		41,660

U.S. TREASURY OBLIGATIONS — 38.4%
U.S. Treasury Bonds — 4.0%
4.500%, 02/15/36	2,686	3,389
3.750%, 08/15/41	2,115	2,403
3.125%, 08/15/44	630	636

		6,428

U.S. Treasury Notes — 34.4%
3.000%, 09/30/16	4,470	4,695
2.625%, 11/15/20	330	344
2.250%, 01/31/15	11,415	11,517
1.625%, 08/15/22	2,300	2,211
1.500%, 08/31/18	4,730	4,750
1.250%, 10/31/15	3,000	3,037
1.250%, 01/31/19	2,155	2,130
0.875%, 12/31/16	1,840	1,848
0.375%, 01/15/16	6,680	6,690
0.250%, 09/15/14	5,290	5,290
0.250%, 01/31/15	12,325	12,335

		54,847

Total U.S. Treasury Obligations (Cost $60,747)		61,275

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,555,216	$1,555

Total Money Market Fund (Cost $1,555)		1,555

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $155,435)		159,309

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%
Money Market Fund — 0.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	658,091	658

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $658)		658

TOTAL INVESTMENTS — 100.2% (Cost $156,093)*		159,967

Other Assets & Liabilities – (0.2)%		(385)

TOTAL NET ASSETS — 100.0%		$159,582

*	Aggregate cost for Federal income tax purposes is (000) $ 156,359.

Gross unrealized appreciation (000)	$3,847
Gross unrealized depreciation (000)	(239)

Net unrealized appreciation (000)	$3,608

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $642 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,016 (000) and represents 0.6% of net assets as of August 31, 2014.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$5,010	$–	$5,010
Commercial Mortgage-Backed Securities	–	3,072	–	3,072
Corporate Bonds	–	46,292	–	46,292
Money Market Fund	1,555	–	–	1,555
Municipal Bond	–	445	–	445
Short-Term Investment Purchased with Collateral From Securities Loaned	658	–	–	658
U.S. Government Agency Mortgage-Backed Obligations	–	41,660	–	41,660
U.S. Treasury Obligations	–	61,275	–	61,275

Total Assets - Investments in Securities	$2,213	$157,754	$–	$159,967

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Government Mortgage Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 94.4%
Federal Home Loan Mortgage Corporation — 10.3%
9.000%, 04/01/16 to 09/01/20	$15	$16
8.500%, 11/01/18 to 01/01/22	18	20
8.000%, 02/01/17 to 03/01/22	13	14
7.000%, 05/01/31	10	10
6.000%, 10/01/32	161	183
5.500%, 03/01/28	99	113
4.500%, 03/01/40 to 07/01/40	1,725	1,880
4.000%, 09/01/40 to 01/01/41	1,061	1,123
3.500%, 06/01/42 to 12/01/42	2,500	2,570
3.000%, 04/01/43	514	512

		6,441

Federal National Mortgage Association — 68.9%
10.000%, 06/01/21	4	4
9.000%, 02/01/17 to 10/01/19	3	3
8.500%, 11/01/21 to 09/01/23	8	9
8.000%, 02/01/23 to 03/01/23	4	5
7.500%, 09/01/22 to 07/01/31	99	117
7.000%, 12/01/15 to 09/01/31	44	46
6.500%, 04/01/16 to 02/01/38	1,097	1,292
6.000%, 11/01/35 to 01/01/37	1,436	1,623
5.500%, 12/01/18 to 01/01/35	2,660	2,974
5.000%, 10/01/35 to 10/01/39	2,094	2,322
4.500%, 06/01/20 to 05/01/40	6,053	6,591
4.000%, 07/01/25 to 03/01/42	7,692	8,164
3.500%, 08/01/26 to 01/01/43	11,899	12,317
3.000%, 04/01/27 to 12/01/42	5,989	6,064
2.500%, 03/01/28	1,465	1,490

		43,021

Government National Mortgage Association — 15.2%
13.000%, 06/15/15	1	1
12.500%, 12/15/14 to 11/20/15	3	3
12.000%, 02/15/15 to 08/15/15	6	6
9.250%, 12/20/16 to 05/15/21	22	22
9.000%, 06/15/16 to 11/15/24	80	88
8.750%, 12/15/16	16	16
8.500%, 02/15/17 to 09/15/24	82	86
8.000%, 04/15/17 to 04/15/30	142	157
7.500%, 09/20/15 to 09/20/30	276	302
7.000%, 09/20/15 to 07/15/31	407	455
5.000%, 10/15/39	1,377	1,518
4.500%, 03/15/39 to 08/15/39	2,265	2,477
4.000%, 09/15/39 to 10/15/41	2,501	2,671
3.500%, 07/15/42 to 01/20/43	1,639	1,708

		9,510

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $57,469)		58,972

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Notes — 2.9%
0.875%, 05/15/17	$1,305	$1,306
0.375%, 02/15/16	485	486

		1,792

Total U.S. Treasury Obligations (Cost $1,792)		1,792

COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	26	29

Total Collateralized Mortgage Obligation (Cost $26)		29

	Number of Shares
MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,621,301	1,621

Total Money Market Fund (Cost $1,621)		1,621

TOTAL INVESTMENTS — 99.9% (Cost $60,908)*		62,414

Other Assets & Liabilities – 0.1%		46

TOTAL NET ASSETS — 100.0%		$62,460

*	Aggregate cost for Federal income tax purposes is (000) $60,908.

Gross unrealized appreciation (000)	$2,136
Gross unrealized depreciation (000)	(630)

Net unrealized appreciation (000)	$1,506

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Collateralized Mortgage Obligation	$–	$29	$–	$29
Money Market Fund	1,621	–	–	1,621
U.S. Government Agency Mortgage-Backed Obligations	–	58,972	–	58,972
U.S. Treasury Obligations	–	1,792	–	1,792

Total Assets - Investments in Securities	$1,621	$60,793	$–	$62,414

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 92.6%
Aerospace — 1.9%
Spirit AeroSystems
6.750%, 12/15/20	$325	$345
5.250%, 03/15/22 144A	200	203

		548

Automotive — 1.9%
General Motors Escrow Bond
8.375%, 12/31/49* (A) (B)	405	–
Lear
5.375%, 03/15/24	300	308
Titan International
6.875%, 10/01/20	250	251

		559

Cable — 8.1%
AMC Networks
7.750%, 07/15/21	513	566
Belo
7.750%, 06/01/27	450	501
CBS Outdoor Americas Capital LLC
5.625%, 02/15/24 144A	100	103
DISH DBS
7.750%, 05/31/15	100	105
Sinclair Television Group
6.375%, 11/01/21	400	426
6.125%, 10/01/22	100	105
Time
5.750%, 04/15/22 144A	580	578

		2,384

Consumer Services — 12.2%
Carnival PLC
7.875%, 06/01/27	58	74
Cedar Fair LP
5.250%, 03/15/21	275	279
Felcor Lodging LP
5.625%, 03/01/23	325	329
H&E Equipment Services
7.000%, 09/01/22	208	227
Live Nation Entertainment
7.000%, 09/01/20 144A	300	323
LKQ
4.750%, 05/15/23	250	245
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	473
Royal Caribbean Cruises
11.875%, 07/15/15	95	103
7.500%, 10/15/27	557	642
Sotheby’s
5.250%, 10/01/22 144A	450	439
Speedway Motorsports
6.750%, 02/01/19	338	354
Vail Resorts
6.500%, 05/01/19	128	134

		3,622

Energy — 12.5%
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	540	571
Denbury Resources
5.500%, 05/01/22	425	436

	Par (000)	Value (000)

Global Marine
7.000%, 06/01/28	$500	$567
McDermott International
8.000%, 05/01/21 144A	600	621
Peabody Energy
6.500%, 09/15/20#	625	629
Plains Exploration & Production
6.875%, 02/15/23	206	239
Samson Investment
9.750%, 02/15/20	325	331
Tesoro
5.375%, 10/01/22	310	317

		3,711

Financials — 6.8%
Bank of America
8.000%, 07/29/49 (C)	392	435
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	200	208
JPMorgan Chase
7.900%, 04/29/49 (C)	650	719
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	400	408
Wells Fargo
7.980%, 03/29/49 (C)	200	226

		1,996

Food, Beverage & Tobacco — 3.2%
Constellation Brands
6.000%, 05/01/22	100	113
HJ Heinz
4.250%, 10/15/20	600	608
Post Holdings
6.750%, 12/01/21 144A	225	229

		950

Healthcare — 6.2%
DaVita HealthCare Partners
5.750%, 08/15/22	475	507
5.125%, 07/15/24	100	101
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	560	596
Select Medical
6.375%, 06/01/21	350	364
Tenet Healthcare Corp
6.000%, 10/01/20	250	271

		1,839

Industrials — 20.0%
Allegion US Holding
5.750%, 10/01/21	250	262
Bombardier
7.750%, 03/15/20 144A	500	555
Clean Harbors
5.125%, 06/01/21	100	102
Erickson
8.250%, 05/01/20#	566	562
Graphic Packaging International
7.875%, 10/01/18	250	261
Howard Hughes
6.875%, 10/01/21 144A	250	265

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
Huntington Ingalls Industries
6.875%, 03/15/18	$310	$327
Interface
7.625%, 12/01/18	441	463
K Hovnanian Enterprises
7.250%, 10/15/20 144A	550	591
Masco
7.750%, 08/01/29	362	429
Owens-Illinois
7.800%, 05/15/18	100	115
PulteGroup
7.875%, 06/15/32	823	928
Sealed Air
5.250%, 04/01/23 144A	150	153
Springs Industries
6.250%, 06/01/21	250	251
USG
8.375%, 10/15/18 144A	275	288
7.875%, 03/30/20 144A	335	365

		5,917

Materials — 7.7%
APERAM
7.750%, 04/01/18 144A	65	68
ArcelorMittal
9.850%, 06/01/19	375	473
Chemtura
5.750%, 07/15/21	550	572
Eldorado Gold
6.125%, 12/15/20 144A	610	630
Silgan Holdings
5.500%, 02/01/22	525	543

		2,286

Real Estate Investment Trusts — 0.9%
RHP Hotel Properties LP
5.000%, 04/15/21	265	265

Retail — 3.5%
Hanesbrands
6.375%, 12/15/20	275	295
L Brands
8.500%, 06/15/19	375	452
Sally Holdings LLC
6.875%, 11/15/19	275	296

		1,043

Technology — 0.9%
Activision Blizzard
6.125%, 09/15/23 144A	250	275

Telecommunications — 3.1%
DigitalGlobe
5.250%, 02/01/21 144A	600	594
SBA Telecommunications
5.750%, 07/15/20	300	316

		910

Transportation — 1.2%
Jurassic Holdings III
6.875%, 02/15/21 144A	150	153

	Par (000)	Value (000)

PHI
5.250%, 03/15/19	$200	$203

		356

Utilities — 2.5%
Calpine
7.875%, 01/15/23 144A	665	738

Total Corporate Bonds (Cost $26,657)		27,399

	Number of Shares
COMMON STOCKS — 0.7%
Automotive — 0.3%
General Motors	1,732	60
Motors Liquidation GUC Trust*	413	11

		71

Consumer Discretionary — 0.4%
Houghton Mifflin Harcourt*	6,325	122

Total Common Stocks (Cost $173)		193

MONEY MARKET FUND — 7.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,110,240	2,110

Total Money Market Fund (Cost $2,110)		2,110

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned –100.4% (Cost $28,940)		29,702

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.2%

Money Market Fund — 4.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,235,535	1,236

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,236)		1,236

TOTAL INVESTMENTS — 104.6% (Cost $30,176)**		30,938

Other Assets & Liabilities – (4.6)%		(1,349)

TOTAL NET ASSETS — 100.0%		$29,589

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $30,184.

Gross unrealized appreciation (000)	$877
Gross unrealized depreciation (000)	(123)

Net unrealized appreciation (000)	$754

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,179 (000).
(A)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of August 31, 2014.
(B)	Security in default.

See Notes to Schedules of Investments.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $8,240 (000) and represents 27.8% of net assets as of August 31, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$193	$–	$–	$193
Corporate Bonds	–	27,399	–	27,399
Money Market Fund	2,110	–	–	2,110
Short-Term Investment Purchased with Collateral From Securities Loaned	1,236	–	–	1,236

Total Assets - Investments in Securities	$3,539	$27,399	$–	$30,938

There were no transfers between Levels during the three-month period August 31, 2014.

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.4%
Automotive — 1.3%
BMW Vehicle Lease Trust,
Series 2013-1, Cl A3
0.540%, 09/21/15	$28	$28
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A3
0.770%, 01/15/16	22	22
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	600	602
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	1,450	1,452
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,055	1,056
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	20	20
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	1,665	1,667

		4,847

Credit Cards — 1.6%
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.117%, 07/23/18	1,405	1,412
Discover Card Execution Note Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,540
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	850
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,813

		5,615

Equipment — 0.3%
John Deere Owner Trust,
Series 2012-A, Cl A3
0.750%, 03/15/16	14	14
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	1,020	1,020

		1,034

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	643

Total Asset-Backed Securities (Cost $12,135)		12,139

CORPORATE BONDS — 34.5%
Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	1,363	1,475

	Par (000)	Value (000)
PACCAR Financial (MTN)
0.830%, 12/06/18(A)	$800	$808

		2,283

Cable — 2.0%
21st Century Fox America
3.000%, 09/15/22	1,020	1,009
DIRECTV Holdings LLC
4.600%, 02/15/21	2,460	2,705
Discovery Communications LLC
4.375%, 06/15/21	25	27
3.300%, 05/15/22	1,005	1,010
Time Warner
3.400%, 06/15/22	1,020	1,033
Viacom
3.250%, 03/15/23	1,420	1,405

		7,189

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	845	892
Hasbro
6.300%, 09/15/17	1,341	1,519

		2,411

Energy — 4.8%
Boardwalk Pipelines LP
3.375%, 02/01/23	1,205	1,136
BP Capital Markets PLC
1.375%, 05/10/18	300	297
3.245%, 05/06/22	1,100	1,122
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	960	1,000
ConocoPhillips
6.000%, 01/15/20	15	18
Continental Resources
5.000%, 09/15/22	1,825	1,969
Devon Energy
0.681%, 12/15/15(A)	975	979
EQT
4.875%, 11/15/21	1,145	1,264
Exxon Mobil
0.271%, 03/15/17(A)	2,150	2,151
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	620	708
4.150%, 03/01/22	1,176	1,215
Nexen Energy
6.200%, 07/30/19	10	12
Petrobras International Finance
5.375%, 01/27/21	950	1,001
Petroleos Mexicanos
6.000%, 03/05/20	805	924
Rowan
4.875%, 06/01/22	1,475	1,583
Williams Partners LP
5.250%, 03/15/20	1,285	1,438
4.125%, 11/15/20	390	415

		17,232

Financials — 11.6%
Abbey National Treasury Services PLC
3.050%, 08/23/18	565	590

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Financials — continued
American Express
1.550%, 05/22/18	$640	$634
American Express Credit
0.744%, 07/29/16(A)	1,155	1,162
American Honda Finance
0.732%, 10/07/16(A)	1,250	1,260
2.125%, 10/10/18	10	10
Bank of America
6.050%, 05/16/16	1,150	1,243
Bank of America (MTN)
5.625%, 07/01/20	665	762
3.300%, 01/11/23	910	903
4.000%, 04/01/24	255	263
Bank of Montreal (MTN)
0.701%, 09/11/15(A)	2,325	2,336
BB&T (MTN)
2.250%, 02/01/19	1,200	1,213
6.850%, 04/30/19	10	12
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,305
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
2.700%, 08/20/18	710	728
Canadian Imperial Bank of Commerce
0.754%, 07/18/16(A)	690	694
Capital One Financial
6.150%, 09/01/16	45	49
3.500%, 06/15/23	1,745	1,758
Citigroup
4.875%, 05/07/15	1,636	1,682
6.125%, 11/21/17	788	895
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	5	5
Deutsche Bank AG
1.400%, 02/13/17	820	821
1.350%, 05/30/17	455	454
General Electric Capital (GMTN)
3.150%, 09/07/22	780	791
Goldman Sachs Group
4.000%, 03/03/24	760	784
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	780	881
Goldman Sachs Group (MTN)
3.850%, 07/08/24	510	520
HSBC Bank USA NA
4.875%, 08/24/20	1,615	1,803
HSBC Holdings PLC
5.100%, 04/05/21	20	23
John Deere Capital
0.524%, 10/11/16(A)	575	577
John Deere Capital (MTN)
0.335%, 02/25/16(A)	1,540	1,540
JPMorgan Chase
6.125%, 06/27/17	411	461
4.625%, 05/10/21	865	957
3.375%, 05/01/23	1,585	1,561
Korea Development Bank
1.000%, 01/22/16	1,000	1,000
Morgan Stanley
4.750%, 03/22/17	1,005	1,087
4.875%, 11/01/22	1,280	1,383

	Par (000)	Value (000)

MUFG Americas Holdings
3.500%, 06/18/22	$900	$931
Royal Bank of Canada
1.200%, 09/19/18	1,560	1,555
Royal Bank of Canada (MTN)
1.150%, 03/13/15	55	55
Svenska Handelsbanken AB
3.125%, 07/12/16	660	688
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,237
US Bancorp (MTN)
2.950%, 07/15/22	1,960	1,949
Wells Fargo
3.450%, 02/13/23	660	665
4.125%, 08/15/23	700	736
Wells Fargo (MTN)
4.100%, 06/03/26	575	589
Westpac Banking
2.250%, 07/30/18	1,355	1,379

		41,946

Food, Beverage & Tobacco — 1.8%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,145	1,202
Coca-Cola
0.340%, 11/01/16(A)	860	861
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,148
Mondelez International
2.250%, 02/01/19	1,010	1,012
PepsiCo
3.125%, 11/01/20	10	10
2.750%, 03/05/22	1,000	1,002
Tyson Foods
3.950%, 08/15/24	1,065	1,088

		6,323

Healthcare — 1.6%
Amgen
3.875%, 11/15/21	1,245	1,326
Gilead Sciences
3.700%, 04/01/24	1,165	1,215
McKesson
0.630%, 09/10/15(A)	1,370	1,372
Medtronic
1.375%, 04/01/18	625	621
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	1,225	1,276
WellPoint
1.250%, 09/10/15	25	25

		5,835

Industrials — 0.6%
Caterpillar
3.900%, 05/27/21	20	22
Cintas No. 2
2.850%, 06/01/16	15	15
CRH America
4.125%, 01/15/16	1,220	1,272
Republic Services
5.000%, 03/01/20	850	953

		2,262

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — 2.0%
ACE INA Holdings
2.600%, 11/23/15	$500	$512
Aon
3.500%, 09/30/15	1,310	1,350
Assurant
2.500%, 03/15/18	800	808
Berkshire Hathaway
3.750%, 08/15/21#	1,895	2,039
MetLife
4.368%, 09/15/23	645	703
Reinsurance Group of America
6.450%, 11/15/19	965	1,134
XLIT
2.300%, 12/15/18	805	811

		7,357

Materials — 0.7%
Allegheny Technologies
5.875%, 08/15/23	665	734
Freeport-McMoRan
3.550%, 03/01/22	1,075	1,081
Fresnillo PLC
5.500%, 11/13/23 144A	700	747

		2,562

Real Estate Investment Trusts — 2.0%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	1,570	1,574
4.125%, 07/01/24	335	342
Boston Properties LP
5.625%, 11/15/20	1,060	1,220
Digital Realty Trust LP
5.875%, 02/01/20#	1,380	1,546
5.250%, 03/15/21#	275	300
ProLogis LP
6.875%, 03/15/20	730	870
Realty Income
3.250%, 10/15/22	1,405	1,402
Simon Property Group LP
5.650%, 02/01/20	20	23

		7,277

Retail — 0.5%
eBay
2.600%, 07/15/22	520	505
Home Depot
4.400%, 04/01/21	15	17
Wal-Mart Stores
3.625%, 07/08/20	20	22
Yum! Brands
3.750%, 11/01/21	1,200	1,249

		1,793

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	20	20

Technology — 2.1%
Amphenol
4.000%, 02/01/22	1,235	1,285

	Par (000)	Value (000)

Apple
2.400%, 05/03/23	$1,465	$1,406
EMC
2.650%, 06/01/20	995	1,006
Hewlett-Packard
4.375%, 09/15/21	1,145	1,239
Intel
1.350%, 12/15/17	20	20
2.700%, 12/15/22	1,210	1,189
KLA-Tencor
6.900%, 05/01/18	620	725
Oracle
2.500%, 10/15/22	15	15
Xilinx
3.000%, 03/15/21	605	611

		7,496

Telecommunications — 1.8%
AT&T
3.900%, 03/11/24	575	603
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	1,290	1,437
Verizon Communications
5.150%, 09/15/23	2,405	2,723
Vodafone Group PLC
1.500%, 02/19/18	1,570	1,556

		6,319

Transportation — 0.6%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	1,785	1,788
ERAC USA Finance LLC
2.800%, 11/01/18 144A	250	258

		2,046

Utilities — 1.1%
Exelon Generation LLC
4.000%, 10/01/20	2,250	2,375
Metropolitan Edison
7.700%, 01/15/19	900	1,095
PPL Capital Funding
3.500%, 12/01/22	495	505
Toledo Edison
7.250%, 05/01/20	1	1

		3,976

Total Corporate Bonds (Cost $121,014)		124,327

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATION — 0.0%
Government National Mortgage Association — 0.0%
5.500%, 05/15/17	6	6

Total U.S. Government Agency Mortgage-Backed Obligation (Cost $6)		6

U.S. TREASURY OBLIGATIONS — 60.5%
U.S. Treasury Notes — 60.5%
3.000%, 09/30/16	27,322	28,697
2.625%, 11/15/20	1,485	1,547
2.500%, 08/15/23	650	662

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
2.250%, 01/31/15	$11,245	$11,346
2.125%, 08/15/21	860	865
1.625%, 07/31/19	4,180	4,180
1.625%, 08/15/22	1,385	1,331
1.500%, 08/31/18	16,235	16,305
1.250%, 08/31/15	9,060	9,162
1.250%, 10/31/15	13,790	13,961
1.250%, 01/31/19	41,140	40,664
1.000%, 03/31/17	14,315	14,390
0.875%, 12/31/16	24,240	24,346
0.375%, 03/15/15	23,600	23,639
0.375%, 01/15/16	25,725	25,765
0.250%, 01/31/15	865	866

Total U.S. Treasury Obligations (Cost $217,414)		217,726

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	5,187,038	$5,187

Total Money Market Fund (Cost $5,187)		5,187

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $355,756)		359,385

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.1%

Money Market Fund — 1.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,850,719	3,851

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $3,851)		3,851

TOTAL INVESTMENTS — 100.9% (Cost $359,607)*		363,236

Other Assets & Liabilities – (0.9)%		(3,147)

TOTAL NET ASSETS — 100.0%		$360,089

*	Aggregate cost for Federal income tax purposes is (000) $359,952.

Gross unrealized appreciation (000)	$3,550
Gross unrealized depreciation (000)	(266)

Net unrealized appreciation (000)	$3,284

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,725 (000).

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,310 (000) and represents 0.6% of net assets as of August 31, 2014.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$12,139	$–	$12,139
Corporate Bonds	–	124,327	–	124,327
Money Market Fund	5,187	–	–	5,187
Short-Term Investment Purchased with Collateral From Securities Loaned	3,851	–	–	3,851
U.S. Government Agency Mortgage- Backed Obligation	–	6	–	6
U.S. Treasury Obligations	–	217,726	–	217,726

Total Assets - Investments in Securities	$9,038	$354,198	$–	$363,236

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 17.4%
Automotive — 8.6%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$448	$449
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	2	2
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	5,122	5,125
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	2,180	2,181
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	2,320	2,321
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	3,385	3,388
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	1,380	1,384
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	1,838	1,848
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A3
0.790%, 07/16/18	1,035	1,034
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,575	1,576
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	501	502
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A3
0.840%, 11/15/17	2,405	2,413
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.680%, 06/15/15	243	243
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	3,056	3,068
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	3,230	3,227

		28,761

Credit Cards — 5.3%
American Express Credit Account Master Trust,
Series 2013-3, Cl A
0.980%, 05/15/19	4,450	4,453
Chase Issuance Trust,
Series 2014-A1, Cl A1
1.150%, 01/15/19	5,860	5,866
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.117%, 07/23/18	4,470	4,493

	Par (000)	Value (000)

GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	$2,945	$2,951

		17,763

Equipment — 2.5%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	6,010	6,021
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	2,235	2,234

		8,255

Mortgage Related — 0.0%
GE Capital Mortgage Services,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	8	8

Utilities — 1.0%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	3,113	3,123
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	38	38

		3,161

Total Asset-Backed Securities (Cost $57,901)		57,948

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	1,433	1,509
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	1,082	1,147
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	833	848
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	855	881
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	1,442	1,527
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	464	483
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,423	1,481
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	3,859	3,945
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	1,705	1,801
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	473	478

Total Collateralized Mortgage Obligations (Cost $14,137)		14,100

See Notes to Schedules of Investments.

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.7%
Freddie Mac Multi-Family Structured Pass Thru Certificates, Series K501, Cl A1
1.337%, 06/25/16	$2,274	$2,286

Total Commercial Mortgage-Backed Security (Cost $2,274)		2,286

CORPORATE BONDS — 28.8%
Automotive — 2.2%
Daimler Finance North America LLC
1.250%, 01/11/16 144A	1,400	1,411
Toyota Motor Credit (MTN)
2.050%, 01/12/17	2,710	2,778
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,946
Volkswagen International Finance NV
1.150%, 11/20/15 144A	1,300	1,309

		7,444

Cable — 2.1%
Comcast
6.500%, 01/15/17	1,750	1,975
DIRECTV Holdings LLC
3.125%, 02/15/16	1,225	1,265
2.400%, 03/15/17	385	396
Thomson Reuters
0.875%, 05/23/16	1,420	1,419
1.300%, 02/23/17	210	210
Viacom
6.250%, 04/30/16	1,465	1,593

		6,858

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	1,860	1,870

Energy — 1.0%
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	1,650	1,688
Marathon Oil
0.900%, 11/01/15	1,700	1,704

		3,392

Financials — 15.5%
American Express Credit
1.300%, 07/29/16	800	809
Australia & New Zealand Banking Group
1.250%, 01/10/17	2,375	2,387
Bank of America (MTN)
1.350%, 11/21/16	1,500	1,505
Bank of America NA
5.300%, 03/15/17	1,671	1,822
BNP Paribas SA (MTN)
1.250%, 12/12/16	1,350	1,356
1.375%, 03/17/17	1,100	1,101
Capital One Financial
1.000%, 11/06/15	2,705	2,711
Citigroup
4.450%, 01/10/17	2,620	2,809
Commonwealth Bank of Australia
1.125%, 03/13/17	2,200	2,198
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	2,470	2,604

	Par (000)	Value (000)

Credit Suisse (GMTN)
1.375%, 05/26/17	$1,450	$1,450
Deutsche Bank AG
1.400%, 02/13/17	1,700	1,703
1.350%, 05/30/17	1,700	1,697
General Electric Capital
2.900%, 01/09/17	3,400	3,540
Goldman Sachs Group
2.375%, 01/22/18	2,700	2,743
HSBC USA
1.300%, 06/23/17	1,400	1,406
JPMorgan Chase
3.150%, 07/05/16	1,675	1,741
JPMorgan Chase (MTN)
1.350%, 02/15/17	1,600	1,606
Morgan Stanley
1.750%, 02/25/16	685	693
4.750%, 03/22/17	950	1,027
Morgan Stanley (GMTN)
4.100%, 01/26/15	900	913
National Australia Bank (MTN)
2.750%, 03/09/17	2,450	2,551
Nordea Bank AB
2.250%, 03/20/15 144A	500	505
0.875%, 05/13/16 144A	2,000	2,002
Royal Bank of Canada
1.125%, 07/21/17	3,400	3,423
UBS AG (MTN)
1.375%, 08/14/17	700	698
Wells Fargo
3.676%, 06/15/16(A)	780	820
Wells Fargo (MTN)
2.100%, 05/08/17	1,540	1,577
Westpac Banking
1.200%, 05/19/17	360	360
Westpac Banking (GMTN)
0.950%, 01/12/16	1,750	1,759

		51,516

Food, Beverage & Tobacco — 1.2%
Anheuser-Busch
5.600%, 03/01/17	1,200	1,331
Kellogg
1.750%, 05/17/17	1,180	1,195
Kraft Foods Group
1.625%, 06/04/15	900	908
Nabisco
7.550%, 06/15/15	633	668

		4,102

Healthcare — 1.0%
Amgen
1.250%, 05/22/17	1,775	1,775
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	1,600	1,630

		3,405

Industrials — 0.7%
Amphenol
4.750%, 11/15/14	501	505
Caterpillar Financial Services (MTN)
1.250%, 08/18/17	850	850

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
Enterprise Products Operating LLC
1.250%, 08/13/15	$950	$956

		2,311

Insurance — 0.5%
Prudential Financial (MTN)
3.875%, 01/14/15	1,788	1,809

Materials — 0.4%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,415	1,429

Real Estate Investment Trust — 0.3%
Realty Income
2.000%, 01/31/18	836	837

Retail — 0.4%
Walgreen
1.000%, 03/13/15	1,255	1,258

Technology — 0.8%
Hewlett-Packard
2.350%, 03/15/15	900	909
Johnson Controls
5.500%, 01/15/16	1,785	1,899

		2,808

Telecommunications — 1.6%
AT&T
2.400%, 08/15/16	2,700	2,779
Verizon Communications
2.500%, 09/15/16	2,400	2,475

		5,254

Utilities — 0.5%
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,725	1,733

Total Corporate Bonds (Cost $95,588)		96,026

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 5.1%
Federal Home Loan Mortgage Corporation — 0.7%
6.000%, 05/01/21	278	295
5.500%, 03/01/22	264	289
5.500%, 04/01/22	346	381
4.500%, 02/01/19	222	236
4.500%, 05/01/19	767	809
2.381%, 03/01/36(B)	357	381

		2,391

Federal National Mortgage Association — 4.4%
6.000%, 09/01/16	50	51
5.500%, 09/01/17	157	166
5.500%, 10/01/17	61	65
5.500%, 11/01/18	188	200
5.000%, 06/01/18	170	180
5.000%, 12/01/21	275	291
4.500%, 06/01/21	762	806
4.000%, 08/01/21	426	454
3.500%, 01/01/24	2,848	3,017
3.000%, 01/01/22	1,895	1,979

	Par (000)	Value (000)

3.000%, 06/01/22	$2,595	$2,710
3.000%, 10/01/23	2,052	2,143
2.504%, 04/01/35(B)	492	527
2.415%, 11/01/32(B)	36	36
2.324%, 12/01/34(B)	228	243
2.276%, 01/01/36(B)	419	447
2.256%, 09/01/36(B)	402	431
2.168%, 08/01/33(B)	287	306
2.091%, 07/01/34(B)	351	379

		14,431

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,386)		16,822

U.S. TREASURY OBLIGATIONS — 42.3%
U.S. Treasury Notes — 42.3%
2.250%, 01/31/15	6,580	6,639
0.875%, 05/15/17	10,320	10,330
0.750%, 01/15/17	17,940	17,962
0.625%, 07/15/16	2,300	2,307
0.625%, 11/15/16	19,110	19,112
0.375%, 04/15/15	4,935	4,944
0.375%, 02/15/16	21,595	21,620
0.250%, 08/15/15	15,720	15,741
0.250%, 12/15/15	22,250	22,257
0.250%, 05/15/16	20,085	20,036

Total U.S. Treasury Obligations (Cost $140,773)		140,948

	Number of Shares
MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,277,326	4,277

Total Money Market Fund (Cost $4,277)		4,277

TOTAL INVESTMENTS — 99.8% (Cost $331,336)*		332,407

Other Assets & Liabilities – 0.2%		582

TOTAL NET ASSETS — 100.0%		$332,989

See Notes to Schedules of Investments.

*	Aggregate cost for Federal income tax purposes is (000) $ 331,340.

Gross unrealized appreciation (000)	$1,196
Gross unrealized depreciation (000)	(129)

Net unrealized appreciation (000)	$1,067

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2014.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,173 (000) and represents 2.2% of net assets as of August 31, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Asset-Backed Securities	$–	$57,948	$–	$57,948
Collateralized Mortgage Obligations	–	14,100	–	14,100
Commercial Mortgage-Backed Security	–	2,286	–	2,286
Corporate Bonds	–	96,026	–	96,026
Money Market Fund	4,277	–	–	4,277
U.S. Government Agency Mortgage-
Backed Obligations	–	16,822	–	16,822
U.S. Treasury Obligations	–	140,948	–	140,948

Total Assets - Investments in Securities	$4,277	$328,130	$–	$332,407

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

ASSET-BACKED SECURITIES — 2.0%
Automotive — 0.3%
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	$720	$719
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	25	25
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	25	25

		769

Credit Cards — 0.8%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	1,215	1,215
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	859

		2,074

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	915	915

Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,328

Total Asset-Backed Securities (Cost $4,950)		5,086

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	804	826
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	1,800	1,867
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	97	98
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	147	147

Total Commercial Mortgage-Backed Securities (Cost $2,786)		2,938

CORPORATE BONDS — 34.8%
Aerospace — 0.5%
Spirit AeroSystems
6.750%, 12/15/20	640	678
United Technologies
4.500%, 06/01/42	605	652

		1,330

	Par (000)	Value (000)

Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	$625	$676
Lear
5.375%, 03/15/24	475	487
Titan International
6.875%, 10/01/20	275	277

		1,440

Cable — 2.4%
21st Century Fox America
8.450%, 08/01/34	1,000	1,451
AMC Networks
7.750%, 07/15/21	513	566
Belo
7.750%, 06/01/27	590	656
Comcast
4.250%, 01/15/33	930	967
DIRECTV Holdings LLC
4.600%, 02/15/21	405	446
Sinclair Television Group
6.125%, 10/01/22	400	420
Time Warner Entertainment LP
8.375%, 03/15/23	350	475
Viacom
3.250%, 03/15/23	1,230	1,217

		6,198

Consumer Discretionary — 0.4%
Hasbro
6.300%, 09/15/17	825	935

Consumer Services — 2.3%
Avon Products
5.000%, 03/15/23#	670	674
Cedar Fair LP
5.250%, 03/15/21	375	381
Felcor Lodging LP
5.625%, 03/01/23	400	405
H&E Equipment Services
7.000%, 09/01/22	175	191
Live Nation Entertainment
7.000%, 09/01/20 144A	550	593
LKQ
4.750%, 05/15/23	225	220
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	806
Royal Caribbean Cruises
11.875%, 07/15/15	446	483
7.500%, 10/15/27	327	377
Sotheby’s
5.250%, 10/01/22 144A	272	265
Speedway Motorsports
6.750%, 02/01/19	583	611
Vail Resorts
6.500%, 05/01/19	153	160
Wynn Las Vegas LLC
7.875%, 05/01/20	509	543

		5,709

Energy — 6.4%
Boardwalk Pipelines LP
3.375%, 02/01/23	925	872

See Notes to Schedules of Investments.

	Par (000)	Value (000)

CORPORATE BONDS — continued
Energy — continued
Burlington Resources
8.200%, 03/15/25	$150	$207
Burlington Resources Finance
7.200%, 08/15/31	375	535
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	625	661
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	600	625
Continental Resources
5.000%, 09/15/22	1,255	1,354
Denbury Resources
5.500%, 05/01/22	320	328
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	670	779
EQT
4.875%, 11/15/21	810	894
Global Marine
7.000%, 06/01/28	500	567
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	1,115	1,370
McDermott International
8.000%, 05/01/21 144A	460	476
Nexen Energy ULC
5.875%, 03/10/35	535	628
ONEOK Partners LP
6.125%, 02/01/41	385	459
Peabody Energy
6.500%, 09/15/20#	836	841
Petrobras Global Finance BV
6.250%, 03/17/24	400	439
3.000%, 01/15/19	845	833
Petrobras International Finance
5.375%, 01/27/21	10	11
Petroleos Mexicanos
6.000%, 03/05/20	555	637
Range Resources
6.750%, 08/01/20	401	429
Rowan
4.875%, 06/01/22	635	682
4.750%, 01/15/24	425	448
Samson Investment
9.750%, 02/15/20 144A	450	459
Tesoro
5.375%, 10/01/22	655	670
Whiting Petroleum
6.500%, 10/01/18	495	512
Williams
4.550%, 06/24/24	545	549

		16,265

Financials — 6.4%
American Express Credit (GMTN)
2.250%, 08/15/19	635	637
Bank of America
6.050%, 05/16/16	315	341
5.625%, 07/01/20	950	1,089
4.000%, 04/01/24	175	180
Bank of America (MTN)
4.200%, 08/26/24	295	300
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	668

	Par (000)	Value (000)

Capital One Financial
3.500%, 06/15/23	$800	$806
Citigroup
6.125%, 11/21/17	325	369
5.500%, 09/13/25	560	627
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	595	672
HSBC Bank USA NA
4.875%, 08/24/20	1,175	1,311
HSBC Holdings PLC
5.250%, 03/14/44	500	551
International Lease Finance
4.875%, 04/01/15	60	61
JPMorgan Chase
7.900%, 04/29/49(A)	615	680
6.125%, 06/27/17	125	140
4.625%, 05/10/21	705	780
3.375%, 05/01/23	680	670
Morgan Stanley
4.875%, 11/01/22	810	875
4.750%, 03/22/17	1,080	1,168
Nordea Bank AB
4.875%, 05/13/21 144A	625	684
Royal Bank of Canada
1.200%, 09/19/18	1,225	1,221
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	663
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	1,010
Wells Fargo
7.980%, 03/29/49(A)	125	141
5.900%, 12/29/49(A)	675	707

		16,351

Food, Beverage & Tobacco — 0.1%
Constellation Brands
8.375%, 12/15/14	15	15
HJ Heinz
4.250%, 10/15/20	295	299

		314

Healthcare — 1.2%
DaVita HealthCare Partners
5.750%, 08/15/22	661	705
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	601	639
HCA
7.250%, 09/15/20	580	616
Johnson & Johnson
5.950%, 08/15/37	611	817
Select Medical
6.375%, 06/01/21	340	353
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	15	16

		3,146

Industrials — 3.6%
Allegion US Holding
5.750%, 10/01/21	275	288
Amphenol
4.000%, 02/01/22	325	338

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Industrials — continued
Avnet
5.875%, 06/15/20	$275	$310
4.875%, 12/01/22	580	619
Ball
4.000%, 11/15/23	375	359
Bombardier
7.750%, 03/15/20 144A	450	500
CNH Industrial Capital LLC
6.250%, 11/01/16	505	542
CRH America
4.125%, 01/15/16	805	839
Erickson
8.250%, 05/01/20#	380	377
General Electric
4.125%, 10/09/42	900	923
Graphic Packaging International
7.875%, 10/01/18	710	740
Harsco
5.750%, 05/15/18	350	378
Huntington Ingalls Industries
6.875%, 03/15/18	640	676
Interface
7.625%, 12/01/18	616	647
Owens-Brockway Glass Container
7.375%, 05/15/16	445	483
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	658	742
Sealed Air
5.250%, 04/01/23 144A	350	358

		9,130

Insurance — 1.2%
Allstate
5.750%, 08/15/53(A)	595	637
Aon
3.500%, 09/30/15	635	654
MetLife
6.400%, 12/15/66	735	829
Reinsurance Group of America
6.450%, 11/15/19	840	987

		3,107

Materials — 1.6%
Allegheny Technologies
5.875%, 08/15/23	675	745
APERAM
7.750%, 04/01/18 144A	480	504
ArcelorMittal
7.500%, 10/15/39	525	571
6.750%, 02/25/22	190	212
Freeport-McMoRan
3.550%, 03/01/22	635	638
Fresnillo PLC
5.500%, 11/13/23 144A	575	614
PolyOne
7.375%, 09/15/20	590	636

		3,920

	Par (000)	Value (000)

Real Estate Investment Trusts — 1.6%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	$1,175	$1,199
Digital Realty Trust LP
5.875%, 02/01/20#	935	1,047
5.250%, 03/15/21#	210	230
ProLogis LP
6.875%, 03/15/20	530	632
Realty Income
5.750%, 01/15/21	920	1,061

		4,169

Retail — 1.5%
eBay
2.875%, 08/01/21	450	451
Hanesbrands
6.375%, 12/15/20	510	548
L Brands
8.500%, 06/15/19	434	523
7.000%, 05/01/20	10	11
Levi Strauss
7.625%, 05/15/20	300	320
Sally Holdings LLC
6.875%, 11/15/19	600	646
Wal-Mart Stores
5.625%, 04/01/40	525	655
5.250%, 09/01/35	540	645

		3,799

Technology — 1.4%
Apple
3.850%, 05/04/43	1,360	1,302
Hewlett-Packard
4.375%, 09/15/21	875	947
KLA-Tencor
6.900%, 05/01/18	175	205
Oracle
4.300%, 07/08/34	630	659
Xilinx
3.000%, 03/15/21	515	520

		3,633

Telecommunications — 1.6%
AT&T
6.300%, 01/15/38	365	456
DigitalGlobe
5.250%, 02/01/21 144A	145	144
GTE
6.940%, 04/15/28	1,135	1,412
SBA Telecommunications
5.750%, 07/15/20	425	448
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	825	919
Verizon Communications
6.400%, 09/15/33	435	549

		3,928

Transportation — 0.8%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	620	643

See Notes to Schedules of Investments.

	Par (000)	Value (000)

CORPORATE BONDS — continued
Transportation — continued
ERAC USA Finance LLC
5.625%, 03/15/42 144A	$800	$938
Jurassic Holdings III
6.875%, 02/15/21 144A	320	327

		1,908

Utilities — 1.2%
Calpine
7.875%, 01/15/23 144A	703	780
DPL
6.500%, 10/15/16	735	779
Exelon Generation LLC
4.000%, 10/01/20	1,150	1,214
Puget Sound Energy
5.757%, 10/01/39	250	313
Toledo Edison
7.250%, 05/01/20	9	11

		3,097

Total Corporate Bonds (Cost $84,171)		88,379

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	600	722

Total Municipal Bond (Cost $634)		722

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 21.4%
Federal Home Loan Mortgage Corporation — 2.6%
8.000%, 10/01/29	2	2
7.500%, 03/01/27	1	2
7.500%, 09/01/30	1	1
6.000%, 12/01/35	653	742
5.500%, 09/01/37	79	87
5.500%, 01/01/38	3	3
4.500%, 03/01/40	588	642
4.500%, 06/01/41	2,299	2,483
3.500%, 06/01/42	2,089	2,148
2.381%, 03/01/36 (A)	414	442

		6,552

Federal National Mortgage Association — 16.8%
8.000%, 08/01/27	17	19
8.000%, 09/01/27	3	4
7.500%, 08/01/26	2	2
7.500%, 10/01/27	10	11
7.500%, 04/01/31	3	4
7.500%, 08/01/31	5	6
7.000%, 04/01/27	3	3
7.000%, 11/01/27	7	8
7.000%, 03/01/29	5	5
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	3	4
5.500%, 12/01/33	13	15
5.500%, 04/01/34	382	429
5.500%, 06/01/34	16	18

	Par (000)	Value (000)

5.500%, 03/01/36	$12	$13
5.500%, 07/01/37	18	20
5.500%, 05/01/38	30	33
5.000%, 07/01/33	26	28
5.000%, 08/01/37	397	439
5.000%, 03/01/40	508	565
5.000%, 07/01/40	66	74
5.000%, 08/01/40	1,278	1,412
4.500%, 02/01/39	522	564
4.500%, 06/01/39	700	764
4.500%, 10/01/39	62	67
4.500%, 05/01/40	2,607	2,840
4.500%, 07/01/40	11	12
4.500%, 11/01/40	1,480	1,600
4.500%, 02/01/41	205	221
4.500%, 04/01/41	658	712
4.500%, 08/01/41	26	28
4.000%, 10/01/25	606	648
4.000%, 11/01/40	2,276	2,414
4.000%, 01/01/41	83	88
4.000%, 02/01/41	3,108	3,296
4.000%, 11/01/41	29	30
4.000%, 12/01/41	63	67
4.000%, 01/01/42	70	75
4.000%, 02/01/42	2,030	2,155
4.000%, 07/01/42	1,936	2,054
3.500%, 02/01/26	1,038	1,097
3.500%, 09/01/26	33	35
3.500%, 11/01/26	423	447
3.500%, 01/01/28	2,286	2,416
3.500%, 03/01/41	2,224	2,292
3.500%, 01/01/42	43	44
3.500%, 06/01/42	3,313	3,415
3.500%, 09/01/42	50	52
3.500%, 10/01/42	1,692	1,744
3.500%, 11/01/42	2,088	2,151
3.000%, 06/01/27	1,086	1,128
3.000%, 10/01/27	955	992
3.000%, 11/01/42	2,434	2,429
2.500%, 11/01/27	3,596	3,649

		42,641

Government National Mortgage Association — 2.0%
10.000%, 05/15/19	1	1
9.000%, 11/15/16	2	2
9.000%, 11/15/19	2	2
9.000%, 06/15/21	21	21
9.000%, 08/15/21	7	7
9.000%, 09/15/21	13	13
8.500%, 08/15/27	14	14
8.000%, 09/15/27	6	6
7.500%, 10/15/29	22	24
7.500%, 12/15/29	2	2
7.000%, 02/15/17	19	20
7.000%, 05/20/24	2	2
7.000%, 10/15/25	2	2
7.000%, 04/15/26	1	1
7.000%, 01/15/27	2	3
7.000%, 09/15/27	2	2
7.000%, 10/15/27	38	40
7.000%, 12/15/27	2	2
7.000%, 04/15/29	2	2

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
6.000%, 04/15/29	$4	$4
4.500%, 08/15/39	965	1,050
4.500%, 06/15/41	27	30
4.000%, 09/15/41	1,869	1,996
3.500%, 07/15/42	1,851	1,928
3.500%, 12/20/42	41	43

		5,217

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $53,862)		54,410

U.S. TREASURY OBLIGATIONS — 36.3%
U.S. Treasury Bonds — 4.4%
4.500%, 02/15/36	4,025	5,078
3.750%, 08/15/41	4,100	4,659
3.125%, 08/15/44	1,520	1,534

		11,271

U.S. Treasury Notes — 31.9%
3.000%, 09/30/16	4,340	4,559
2.625%, 11/15/20	630	656
2.250%, 01/31/15	12,290	12,400
2.000%, 02/15/22	5	5
1.625%, 08/15/22	5,645	5,426
1.500%, 08/31/18	5,845	5,870
1.250%, 10/31/15	1,585	1,605
1.250%, 01/31/19	5,200	5,140
0.875%, 12/31/16	7,575	7,608
0.375%, 03/15/15	6,100	6,110
0.375%, 01/15/16	9,620	9,635
0.250%, 09/15/14	2,505	2,505
0.250%, 01/31/15	19,565	19,580

		81,099

Total U.S. Treasury Obligations (Cost $91,713)		92,370

	Number of Shares	Value (000)

COMMON STOCK — 0.1%
Consumer Discretionary — 0.1%
Houghton Mifflin Harcourt*	14,758	$283

Total Common Stock (Cost $166)		283

MONEY MARKET FUND — 3.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	8,871,226	8,871

Total Money Market Fund (Cost $8,871)		8,871

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned - 99.5% (Cost $247,153)		253,059

SHORT-TERM INVESTMENT PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 1.3%
Money Market Fund — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,239,000	3,239

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $3,239)		3,239

TOTAL INVESTMENTS — 100.8% (Cost $250,392)**		256,298

Other Assets & Liabilities — (0.8)%		(2,084)

TOTAL NET ASSETS — 100.0%		$254,214

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $250,463.

Gross unrealized appreciation (000)	$6,444
Gross unrealized depreciation (000)	(609)

Net unrealized appreciation (000)	$5,835

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,116 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $9,765 (000) and represents 3.8% of net assets as of August 31, 2014.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$5,086	$–	$5,086
Commercial Mortgage-Backed Securities	–	2,938	–	2,938
Common Stock	283	–	–	283
Corporate Bonds	–	88,379	–	88,379
Money Market Fund	8,871	–	–	8,871
Municipal Bond	–	722	–	722
Short-Term Investment Purchased with Collateral From Securities Loaned	3,239	–	–	3,239
U.S. Government Agency Mortgage-Backed Obligations	–	54,410	–	54,410
U.S. Treasury Obligations	–	92,370	–	92,370

Total Assets - Investments in Securities	$12,393	$243,905	$–	$256,298

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

ASSET-BACKED SECURITIES — 17.6%
Automotive — 9.9%
Bank of America Auto Trust,
Series 2012-1, Cl A4
1.030%, 12/15/16	$7,625	$7,656
BMW Vehicle Owner Trust,
Series 2013-A, Cl A2
0.410%, 02/25/16	2,817	2,818
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	5,139	5,142
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A2
0.480%, 11/15/16	3,528	3,528
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	6,660	6,665
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	4,053	4,075
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	7,060	7,072
Toyota Auto Receivables Owner Trust,
Series 2013-A, Cl A2
0.370%, 09/15/15	1,066	1,067
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	4,770	4,789

		42,812

Credit Cards — 6.2%
American Express Credit Account Master Trust,
Series 2012-2, Cl A
0.680%, 03/15/18	7,050	7,063
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	6,275	6,291
Citibank Credit Card Issuance Trust,
Series 2003-A7, Cl A7
4.150%, 07/07/17	6,950	7,170
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	6,200	6,213

		26,737

Equipment — 1.5%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	6,475	6,487

Total Asset-Backed Securities (Cost $76,222)		76,036

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.622%, 02/25/33 (A)	8	8
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	465	482
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	325	340

	Par (000)	Value (000)

Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	$2,499	$2,609
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	2,998	3,151
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	410	432
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	2,228	2,340
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	314	317
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	1,169	1,214
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	1,442	1,470
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	4,153	4,282
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	2,369	2,497
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	1,837	1,935
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	3,923	4,154
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	237	238
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	2,057	2,080

Total Collateralized Mortgage Obligations (Cost $27,668)		27,549

CORPORATE BONDS — 28.7%
Automotive — 0.2%
Daimler Finance North America LLC
0.834%, 01/09/15 (A) 144A	850	851

Cable — 1.0%
DIRECTV Holdings LLC
3.500%, 03/01/16	2,100	2,182
Discovery Communications LLC
3.700%, 06/01/15	2,199	2,251

		4,433

Consumer Discretionary — 0.5%
Carnival
1.200%, 02/05/16	2,170	2,181

Energy — 2.5%
BP Capital Markets PLC
3.875%, 03/10/15	3,160	3,218
ConocoPhillips
4.600%, 01/15/15	2,547	2,586
Devon Energy
0.681%, 12/15/15 (A)	1,625	1,631
Enterprise Products Operating LLC
3.700%, 06/01/15	1,275	1,304
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	2,150	2,199

		10,938

Financials — 17.5%
American Express Credit (MTN)
1.750%, 06/12/15	2,500	2,526

See Notes to Schedules of Investments.

	Par (000)	Value (000)

CORPORATE BONDS — continued
Financials — continued
Australia & New Zealand Banking Group
0.437%, 05/07/15 (A) 144A	$3,000	$3,004
Bank of America
4.500%, 04/01/15	5,000	5,114
Bank of Nova Scotia
1.375%, 07/15/16	4,300	4,355
Barclays Bank PLC
2.750%, 02/23/15	3,300	3,335
BB&T
5.200%, 12/23/15	2,200	2,323
Capital One Financial
2.150%, 03/23/15	3,750	3,786
Citigroup
2.650%, 03/02/15	5,000	5,052
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	5,000	5,091
Credit Suisse USA
5.125%, 08/15/15	2,100	2,192
General Electric Capital
1.625%, 07/02/15	5,000	5,054
Goldman Sachs Group
3.625%, 02/07/16	3,200	3,322
HSBC USA
2.375%, 02/13/15	4,425	4,465
JPMorgan Chase
5.150%, 10/01/15	4,000	4,183
Morgan Stanley (GMTN)
4.100%, 01/26/15	3,750	3,805
Royal Bank of Canada (MTN)
0.550%, 05/01/15	5,000	5,008
Toronto-Dominion Bank (MTN)
2.500%, 07/14/16	3,700	3,822
Wells Fargo
1.250%, 07/20/16	4,300	4,334
Westpac Banking
4.200%, 02/27/15	4,999	5,092

		75,863

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	2,250	2,280
Kroger
3.900%, 10/01/15	2,115	2,186
Nabisco
7.550%, 06/15/15	2,500	2,638

		7,104

Healthcare — 0.6%
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	2,430	2,476

Industrials — 0.3%
Amphenol
4.750%, 11/15/14	1,100	1,109

Insurance — 0.7%
Prudential Financial (MTN)
3.875%, 01/14/15	3,125	3,163

Materials — 0.5%
Rio Tinto Finance USA PLC
0.781%, 06/19/15 (A)	1,850	1,855

	Par (000)	Value (000)

2.500%, 05/20/16	$350	$360

		2,215

Retail — 0.6%
Walgreen
1.000%, 03/13/15	2,500	2,506

Technology — 0.6%
Hewlett-Packard
2.350%, 03/15/15	2,500	2,525

Telecommunications — 1.5%
AT&T
2.400%, 08/15/16	2,500	2,574
Verizon Communications
0.700%, 11/02/15	3,750	3,755

		6,329

Utilities — 0.6%
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,150	1,155
7.875%, 12/15/15	1,350	1,471

		2,626

Total Corporate Bonds (Cost $124,131)		124,319

U.S. TREASURY OBLIGATIONS — 44.4%

U.S. Treasury Notes — 44.4%
2.250%, 01/31/15	20,120	20,300
0.375%, 04/15/15	30,685	30,741
0.375%, 02/15/16	12,880	12,895
0.250%, 05/15/15	28,555	28,590
0.250%, 07/15/15	25,075	25,108
0.250%, 08/15/15	28,980	29,018
0.250%, 10/15/15	23,095	23,117
0.250%, 12/15/15	22,055	22,062

Total U.S. Treasury Obligations (Cost $191,746)		191,831

	Number of Shares	Value (000)

MONEY MARKET FUND — 2.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	12,724,113	12,724

Total Money Market Fund (Cost $12,724)		12,724

TOTAL INVESTMENTS — 100.0% (Cost $432,491)*		432,459

Other Assets & Liabilities — 0.0%		(93)

TOTAL NET ASSETS — 100.0%		$432,366

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

*	Aggregate cost for Federal income tax purposes is (000) $432,491.

Gross unrealized appreciation (000)	$347
Gross unrealized depreciation (000)	(379)

Net unrealized depreciation (000)	$(32)

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2014.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,855 (000) and represents 0.9% of net assets as of August 31, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$76,036	$–	$76,036
Collateralized Mortgage Obligations	–	27,549	–	27,549
Corporate Bonds	–	124,319	–	124,319
Money Market Fund	12,724	–	–	12,724
U.S. Treasury Obligations	–	191,831	–	191,831

Total Assets - Investments in Securities	$12,724	$419,735	$–	$432,459

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 99.0%
Arizona — 2.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,074
5.000%, 07/01/17	1,000	1,106

		2,180

California — 8.8%
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,195
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,618
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,302
Los Angeles Unified School District, Election 2004, Prerefunded 07/01/17 @ 100 (GO) Series H (AGM)
5.000%, 07/01/17	2,025	2,279

		7,394

Florida — 6.7%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,654
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,089
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,929

		5,672

Georgia — 2.1%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,799

Illinois — 14.3%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,670
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	2,500	2,976
Illinois State (GO)
5.500%, 07/01/26	1,125	1,266
5.250%, 07/01/28	1,535	1,675
Illinois State (RB)
5.000%, 06/15/17	1,000	1,111
Will County Forest Preservation District (GO)
5.000%, 12/15/20	2,775	3,315

		12,013

Indiana — 5.8%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/26	1,250	1,445
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,113
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,327

		4,885

	Par (000)	Value (000)

Kansas — 1.6%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	$1,190	$1,330

Louisiana — 3.7%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,103

Massachusetts — 7.6%
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,160
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,800	1,970
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,416
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,816

		6,362

Michigan — 4.1%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	2,000	2,361
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,090

		3,451

Missouri — 3.8%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,923
5.000%, 06/01/27	1,145	1,281

		3,204

Nevada — 4.1%
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,154
Nevada State (GO) Series D
5.000%, 06/01/18	2,000	2,303

		3,457

New York — 8.3%
Monroe County (GO)
5.000%, 06/01/16	3,000	3,223
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 1,
Sub-Series 1D (SBPA — Landesbank
Hessen-Thuringen Girozentrale) (VRDN)
0.050%, 09/02/14	300	300
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,502

		7,025

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
North Carolina — 4.3%
North Carolina Eastern Municipal Power Agency
(RB) Series A
5.000%, 01/01/23	$2,000	$2,342
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,241

		3,583

Ohio — 1.4%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,199

Pennsylvania — 11.8%
Allegheny County Higher Education Building
Authority, Chatham University (RB)
Series A
5.000%, 09/01/24	1,000	1,118
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	1,000	1,147
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	920
5.000%, 02/15/27	1,275	1,513
Philadelphia Hospitals and Higher Education
Facilities Authority, Jefferson Health System
(RB) Series B
5.000%, 05/15/17	2,740	3,070
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,125

	Par (000)	Value (000)

Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	$1,000	$1,083

		9,976

Texas — 6.0%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,621
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,311
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,164

		5,096

Guam — 2.0%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,686

Total Municipal Bonds (Cost $79,059)		83,415

TOTAL INVESTMENTS — 99.0% (Cost $79,059)*		83,415

Other Assets & Liabilities — 1.0%		816

TOTAL NET ASSETS — 100.0%		$84,231

*	Aggregate cost for Federal income tax purposes is (000) $79,059.

Gross unrealized appreciation (000)	$4,421
Gross unrealized depreciation (000)	(65)

Net unrealized appreciation (000)	$4,356

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$83,415	$–	$83,415

Total Assets - Investments in Securities	$–	$83,415	$–	$83,415

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 96.6%
District of Columbia — 2.1%
Washington Metropolitan Area Transit Authority
(RB) Series A
5.250%, 07/01/24	$1,000	$1,172

Maryland — 88.2%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,193
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,131
Charles County Consolidated Public
Improvement (GO)
5.000%, 03/01/18	1,000	1,145
5.000%, 07/15/19	1,335	1,577
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,315
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,415
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	30	30
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,843
Maryland Department of Transportation (RB)
Second Issue
5.000%, 09/01/22	2,000	2,300
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,791
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	1,018
Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame
(RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	512
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,324
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,582
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
Series A
5.000%, 05/15/26	1,500	1,740
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,090
Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,387
Maryland Health & Higher Educational Facilities
Authority, Peninsula Regional Medical Center
Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,667

	Par (000)	Value (000)

Maryland Industrial Development Financing
Authority, American Center for Physics
Headquarters Facility (RB)
5.250%, 12/15/14	$500	$502
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,522
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,637
Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,726
Maryland Water Quality Financing
Administration (RB) Series A
5.000%, 03/01/24	1,175	1,321
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,134
5.000%, 04/01/21	1,075	1,279
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,013
5.000%, 07/15/23	1,550	1,741
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	502
5.000%, 06/30/19	710	712
Washington Suburban Sanitation
Commission (GO)
5.000%, 06/01/19	680	704
Worcester County Consolidated Public
Improvement (GO)
5.000%, 03/01/22	2,000	2,429

		48,302

Guam — 5.0%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,752

Puerto Rico — 1.3%
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	510	682

Total Municipal Bonds
(Cost $50,319)		52,908

TOTAL INVESTMENTS — 96.6%

(Cost $50,319)*		52,908

Other Assets & Liabilities — 3.4%		1,879

TOTAL NET ASSETS — 100.0%		$54,787

*	Aggregate cost for Federal income tax purposes is (000) $50,314.

Gross unrealized appreciation (000)	$2,664
Gross unrealized depreciation (000)	(70)

Net unrealized appreciation (000)	$2,594

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$52,908	$–	$52,908

Total Assets - Investments in Securities	$–	$52,908	$–	$52,908

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 90.3%
Michigan — 80.1%
Caledonia Community Schools (GO)
(NATL-RE Q-SBLF)
5.000%, 05/01/21	$400	$411
Holland Electric Utility System (RB) Series A
5.000%, 07/01/29	500	573
Kent County (GO)
5.000%, 01/01/18	300	335
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	738
Lansing Building Authority (RB) (AMBAC)
5.000%, 06/01/19	400	422
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/23	500	604
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/22	500	585
Michigan Public Power Agency, Combustion Turbine No. 1 Project (RB) Series A (AGM)
5.000%, 01/01/20	405	450
Michigan State Hospital Finance Authority, Ascension Health (RB)
5.000%, 11/15/18	350	405
Michigan State Hospital Finance Authority, Henry Ford Health System (RB)
5.500%, 11/15/17	300	340
Michigan State Hospital Finance Authority, McLaren Health Care (RB) Series A
5.000%, 06/01/17	250	276
Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	891
Michigan State University (RB) Series A
5.000%, 08/15/25	500	594
Michigan State, Environmental Program (GO) Series A
6.000%, 11/01/24	500	591
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	300	307
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	400	444
University of Michigan (RB) Series A
5.000%, 04/01/22	410	501
West Branch - Rose City Area Schools (GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	31

		8,498

Guam — 5.2%
Guam (RB) Series A
5.000%, 01/01/27	500	550

	Par (000)	Value (000)

Puerto Rico — 5.0%
Puerto Rico Public Finance Corporation (RB) Series E (ETM) (AGM)
6.000%, 08/01/26	$400	$535

Total Municipal Bonds (Cost $9,139)		9,583

TOTAL INVESTMENTS — 90.3%
(Cost $9,139)*		9,583

Other Assets & Liabilities – 9.7%		1,025

TOTAL NET ASSETS — 100.0%		$10,608

*	Aggregate cost for Federal income tax purposes is (000) $ 9,139.

Gross unrealized appreciation (000)	$458
Gross unrealized depreciation (000)	(14)

Net unrealized appreciation (000)	$444

See Notes to Schedules of Investments.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$9,583	$–	$9,583

Total Assets - Investments in Securities	$–	$9,583	$–	$9,583

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 99.2%
Ohio — 94.8%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$2,680	$3,099
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	2,500	2,887
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,265
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,108
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,335
Cuyahoga County (GO)
5.650%, 05/15/18	495	535
Cuyahoga County (GO) Series A
5.000%, 12/01/20	2,205	2,577
Franklin County Hospital Facilities, Ohio Health
Corporation (RB)
5.000%, 05/15/28	1,150	1,323
Franklin County, Partially Prerefunded 12/01/15 @ 100 (GO)
5.000%, 12/01/16	950	1,007
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,164
Hamilton County Hospital Facilities (RB)
5.000%, 02/01/28	830	942
5.000%, 02/01/29	850	959
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,397
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	253
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,381
Mad River Local School District (GO) (NATL-RE)
5.750%, 12/01/14	510	515
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,420
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,142
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	675
Ohio State Highway Capital Improvements (GO) Series Q
5.000%, 05/01/21	2,000	2,419
5.000%, 05/01/23	1,000	1,207
4.000%, 05/01/17	500	546
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/23	2,000	2,234

	Par (000)	Value (000)

Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	$1,000	$1,136
5.000%, 02/15/19	1,000	1,161
Ohio State Turnpike Commission (RB) Series A (NATL-RE)
5.500%, 02/15/18	1,000	1,153
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,402
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	109
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,265
5.000%, 12/01/20	2,015	2,438
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,563
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,000	1,141
5.000%, 06/01/20	3,055	3,621
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	1,470	1,564
Wyoming City School District (GO) Series B (NATL-RE)
5.750%, 12/01/16	500	557
5.750%, 12/01/17	400	461

		56,961

Guam — 4.4%
Guam (RB) Series A
5.000%, 01/01/26	2,350	2,616

Total Municipal Bonds
(Cost $55,781)		59,577

TOTAL INVESTMENTS — 99.2%
(Cost $55,781)*		59,577

Other Assets & Liabilities – 0.8%		485

TOTAL NET ASSETS — 100.0%		$60,062

*	Aggregate cost for Federal income tax purposes is (000) $55,781.

Gross unrealized appreciation (000)	$3,797
Gross unrealized depreciation (000)	(1)

Net unrealized appreciation (000)	$3,796

See Notes to Schedules of Investments.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$59,577	$–	$59,577

Total Assets - Investments in Securities	$–	$59,577	$–	$59,577

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 84.8%
Pennsylvania — 80.7%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/25	$1,015	$1,123
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,584
Allegheny County Port Authority, Transportation (RB)
5.000%, 03/01/26	750	837
Bucks (GO)
5.125%, 05/01/22	505	581
Commonwealth of Pennsylvania (GO) First Series
5.000%, 06/01/27	500	584
Dauphin (GO)
5.000%, 11/15/20	500	575
Hempfield Township Municipal Authority (RB) (AGM)
5.000%, 09/01/16	500	521
Montgomery County Higher Education & Health
Authority, Arcadia University (RB)
5.250%, 04/01/23	750	834
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/22	500	542
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.000%, 05/01/29	750	825
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB)
5.250%, 08/15/25	750	876
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	538
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,205
Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	750	900
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/19	285	328
Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	500	588
Swarthmore Borough Authority (RB)
5.000%, 09/15/18	500	579
University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	500	580

		13,600

Guam — 4.1%
Guam (RB) Series A
5.000%, 01/01/25	610	686

Total Municipal Bonds
(Cost $13,362)		14,286

Value (000)

TOTAL INVESTMENTS — 84.8%
(Cost $13,362)*	$14,286

Other Assets & Liabilities – 15.2%	2,564

TOTAL NET ASSETS — 100.0%	$16,850

*	Aggregate cost for Federal income tax purposes is (000) $ 13,362.

Gross unrealized appreciation (000)	$929
Gross unrealized depreciation (000)	(5)

Net unrealized appreciation (000)	$924

See Notes to Schedules of Investments.

PNC Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$14,286	$–	$14,286

Total Assets - Investments in Securities	$–	$14,286	$–	$14,286

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 98.9%
Arizona — 3.2%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	$1,735	$1,966
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,650

		4,616

California — 4.8%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/18	1,000	1,145
5.000%, 04/01/20	1,000	1,188
California State (GO)
5.000%, 11/01/18	2,000	2,336
California State, Economic Recovery (GO)
Series A
5.000%, 07/01/20	1,825	2,164

		6,833

District of Columbia — 1.3%
District of Columbia, The Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,898

Florida — 5.0%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	1,967
5.000%, 06/01/19	1,000	1,161
5.000%, 06/01/21	1,500	1,772
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,181

		7,081

Georgia — 0.8%
DeKalb Private Hospital Authority,
Children’s Healthcare (RB)
5.000%, 11/15/14	1,075	1,085

Illinois — 13.3%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,180
Illinois (GO)
5.000%, 07/01/22	750	831
Illinois (GO) Series A
4.000%, 01/01/17	860	911
4.000%, 01/01/21	2,000	2,109
Illinois (RB)
5.000%, 06/15/17	3,000	3,364
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,749
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,140
Illinois State Toll Highway Authority (RB)
Series B (AGM) (SBPA - Landesbank
Hessen-Thuringen) (VRDN)
0.250%, 01/01/16	2,000	2,000
Illinois State, Employment Security (RB) Series A
5.000%, 12/15/16	2,550	2,816

	Par (000)	Value (000)

Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	$1,430	$1,664
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,119

		18,883

Indiana — 3.3%
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,160
5.000%, 08/15/21	1,000	1,170
Indiana Finance Authority, State of Indiana
Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,335

		4,665

Kansas — 0.8%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,187

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure
Authority, Downtown Crossing Project (BAN)
Series A
5.000%, 07/01/17	1,000	1,109

Maryland — 1.3%
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,791

Massachusetts — 4.2%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	2,000	2,120
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,683
Massachusetts Housing Finance Agency (RB)
Series C
0.950%, 12/01/15	2,205	2,216

		6,019

Michigan — 8.2%
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/16	2,000	2,184
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,181
5.000%, 07/01/23	2,090	2,116
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,158
Michigan State (GO)
5.500%, 12/01/15	1,000	1,066
Michigan State Hospital Finance Authority,
Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 06/29/18	1,500	1,511

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Michigan — continued
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	$1,000	$1,116
Wayne County Airport Authority (RB) Series B
3.000%, 12/01/14	1,250	1,257

		11,589

Minnesota — 2.2%
Bemidji Minnesota Health Care, Prerefunded
09/01/16 @100 (RB)
5.000%, 09/01/16	1,050	1,146
Minnesota Public Facilities Authority
(RB) Series C
5.000%, 03/01/17	1,745	1,942

		3,088

Mississippi — 1.7%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series A (VRDN)
0.030%, 09/02/14	1,500	1,500
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series K (VRDN)
0.040%, 09/02/14	900	900

		2,400

Missouri — 3.0%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,163
5.000%, 06/01/22	1,570	1,847
Missouri Highway & Transportation Commission (RB)
5.000%, 05/01/16	1,100	1,185

		4,195

Nevada — 2.2%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,021
Henderson, Catholic Healthcare West (RB) Series B
5.000%, 07/01/15	500	519
Nevada, University System (GO) Series G (NATL-RE)
5.000%, 08/01/16	500	528

		3,068

New Jersey — 1.2%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,696

New York — 5.2%
Erie County (GO) Series A (NATL - RE)
5.000%, 12/01/14	1,000	1,011

	Par (000)	Value (000)

Long Island Power Authority (RB) Series A
5.000%, 04/01/19	$1,385	$1,600
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,291
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,494

		7,396

North Carolina — 5.0%
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,451
5.000%, 04/01/19	1,000	1,175
North Carolina Eastern Municipal Power Agency (RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,433
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	1,715	2,016

		7,075

Ohio — 1.6%
Franklin County, Ohio Health Corporation (RB) Series B (VRDN)
5.000%, 11/15/33	1,500	1,665
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/23	500	583

		2,248

Pennsylvania — 8.0%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,096
5.000%, 09/01/19	610	680
4.000%, 09/01/15	920	941
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,959
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,177
Montgomery County Higher Education & Health Authority, Abington Memorial
Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,030
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/22	1,000	1,084
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania Health
Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,040
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	538
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,782

		11,327

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
South Dakota — 0.7%
South Dakota Health & Educational Facilities Authority, Regional Health (RB)
5.000%, 09/01/15	$1,000	$1,047

Texas — 11.9%
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,865
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,801
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.040%, 09/02/14	2,100	2,100
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.040%, 09/02/14	720	720
Katy Independent School District, School Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,423
Texas (GO) Series A
5.000%, 10/01/17	500	567
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,374
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,709
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,343

		16,902

Utah — 3.5%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,180
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,823

		5,003

Virginia — 0.7%
York County Economic Development Authority,
Virginia Electric and Power Company Project
(RB) Series A (VRDN)
1.875%, 05/16/19	1,050	1,069

Washington — 3.2%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,291
Washington (GO) Series 2011-A
5.000%, 01/01/18	2,000	2,281

		4,572

Guam — 1.8%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,574

Total Municipal Bonds
(Cost $137,022)		140,416

Value (000)
TOTAL INVESTMENTS — 98.9%
(Cost $137,022)*	$140,416

Other Assets & Liabilities – 1.1%	1,567

TOTAL NET ASSETS — 100.0%	$141,983

*	Aggregate cost for Federal income tax purposes is (000) $ 137,022.

Gross unrealized appreciation (000)	$3,511
Gross unrealized depreciation (000)	(117)

Net unrealized appreciation (000)	$3,394

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$140,416	$–	$140,416

Total Assets - Investments in Securities	$–	$140,416	$–	$140,416

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.4%
Federal Farm Credit Bank — 6.2%
Federal Farm Credit Bank
0.250%, 11/26/14	$6,850	$6,853
0.280%, 12/11/14	6,650	6,652
0.180%, 03/12/15	8,000	8,003
Federal Farm Credit Bank (DN)
0.107%, 11/17/14	11,900	11,897
Federal Farm Credit Bank (FRN)
0.080%, 03/09/15	7,300	7,298
0.090%, 05/08/15	14,000	13,999

		54,702

Federal Home Loan Bank — 19.4%
Federal Home Loan Bank
0.080%, 10/15/14	20,000	20,000
0.070%, 11/05/14	8,600	8,600
0.125%, 12/19/14	4,100	4,100
0.125%, 04/29/15	7,300	7,299
2.875%, 06/12/15	7,125	7,277
Federal Home Loan Bank (DN)
0.070%, 09/12/14	27,150	27,150
0.090%, 09/24/14	12,900	12,899
0.070%, 09/26/14	9,300	9,300
0.044%, 09/26/14	35,700	35,699
0.070%, 10/17/14	8,000	7,999
0.170%, 07/29/15	8,000	7,988
Federal Home Loan Bank (FRN)
0.114%, 01/13/15	14,000	14,000
0.101%, 01/20/15	9,150	9,150

		171,461

Federal Home Loan Mortgage Corporation — 16.5%
Federal Home Loan Mortgage Corporation
0.100%, 10/24/14	1,800	1,800
0.750%, 11/25/14	7,532	7,543
0.330%, 12/29/14	7,300	7,306
0.350%, 03/18/15	7,000	7,009
0.500%, 04/17/15	5,372	5,385
0.500%, 08/28/15	8,000	8,024
Federal Home Loan Mortgage Corporation (DN)
0.075%, 09/02/14	5,000	5,000
0.075%, 09/16/14	15,000	15,000
0.099%, 09/22/14	12,800	12,799
0.060%, 09/26/14	9,000	9,000
0.096%, 10/02/14	9,150	9,149
0.110%, 10/20/14	1,067	1,067
0.070%, 10/24/14	2,125	2,125
0.080%, 10/28/14	15,000	14,998
0.075%, 10/29/14	3,102	3,102
0.067%, 11/14/14	4,600	4,599
0.090%, 11/19/14	6,000	5,999
0.085%, 12/11/14	5,400	5,399
0.100%, 02/03/15	6,000	5,997
0.100%, 02/10/15	5,550	5,547
0.100%, 02/18/15	8,500	8,496

		145,344

Federal National Mortgage Association — 14.3%
Federal National Mortgage Association
3.000%, 09/16/14	17,147	17,167
0.750%, 12/19/14	16,394	16,426
0.375%, 03/16/15	7,000	7,010

	Par (000)	Value (000)
5.000%, 04/15/15	$5,538	$5,706
Federal National Mortgage Association (DN)
0.070%, 09/24/14	9,300	9,300
0.060%, 10/15/14	7,125	7,125
0.065%, 11/05/14	6,500	6,499
0.075%, 11/12/14	8,000	7,999
0.090%, 12/03/14	8,200	8,198
0.095%, 12/24/14	5,869	5,867
0.090%, 12/24/14	9,100	9,097
0.095%, 01/05/15	2,300	2,299
0.100%, 01/14/15	2,462	2,461
0.095%, 02/04/15	7,900	7,897
0.090%, 02/14/15	8,300	8,297
0.100%, 03/02/15	5,301	5,298

		126,646

Total U.S. Government Agency Obligations
(Cost $498,153)		498,153

U.S. TREASURY OBLIGATION — 2.3%
U.S. Treasury Note — 2.3%
0.075%, 01/31/16 (FRN)	20,350	20,348

Total U.S. Treasury Obligation
(Cost $20,348)		20,348

	Number of Shares
MONEY MARKET FUNDS — 1.8%
Invesco Government & Agency Portfolio	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares†	15,016,999	15,017

Total Money Market Funds
(Cost $16,017)		16,017

	Par (000)
REPURCHASE AGREEMENTS — 43.6%

Deutsche Bank Securities, Inc.

0.050% (dated 08/29/14, due 09/02/14, repurchase price $70,000,389, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 5.500%, due 04/01/28 to 07/01/44, total value $71,400,001)	$70,000	70,000

Goldman Sachs & Co.

0.040% (dated 8/29/14, due 09/02/14, repurchase price $100,000,444, collateralized by Federal Farm Credit Bank Bond, Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 0.000% to 6.750%, due 12/29/14 to 07/15/37, total value $102,000,805) (A)	100,000	100,000

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
Goldman Sachs & Co.

0.050% (dated 8/29/14, due 09/02/14, repurchase price $100,000,556, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 1.914% to 4.500%, due 10/01/33 to 12/01/43, total value $102,000,001) (A)	$100,000	$100,000

HSBC Securities USA

0.050% (dated 08/29/14, due 09/02/14, repurchase price $18,000,100, collateralized by Federal National Mortgage Association Bonds, 2.500% to 5.000%, due 08/01/28 to 06/01/44, total value $18,363,454)	18,000	18,000

Merrill Lynch Pierce Fenner and Smith

0.050% (dated 08/29/14, due 09/02/14, repurchase price $85,048,472, collateralized by Government National Mortgage Association Bonds, 3.000% to 7.000%, due 05/20/26 to 08/20/44, total value $86,748,959)	85,048	85,048

Toronto Dominion Securities LLC

0.060% (dated 08/29/14, due 09/02/14, repurchase price $12,000,080, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 4.000%, due 03/01/26 to 04/01/26, total value $12,240,000)	12,000	12,000

Total Repurchase Agreements
(Cost $385,048)		385,048

TOTAL INVESTMENTS — 104.1%
(Cost $919,566)*		919,566

Other Assets & Liabilities – (4.1)%		(35,995)

TOTAL NET ASSETS — 100.0%		$883,571

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Total value of Goldman Sachs & Co. Repurchase Agreements is $200,000 (000).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Funds	$16,017	$–	$–	$16,017
Repurchase Agreements	–	385,048	–	385,048
U.S. Government Agency Obligations	–	498,153	–	498,153
U.S. Treasury Obligation	–	20,348	–	20,348

Total Assets - Investments in Securities	$16,017	$903,549	$–	$919,566

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

ASSET-BACKED SECURITIES — 1.4%
Automotive — 1.4%
Fifth Third Auto Trust, Series 2014-1, Cl A1
0.200%, 03/16/15	$1,732	$1,732
Ford Credit Auto Lease Trust, Series 2014-A, Cl A1
0.200%, 04/15/15 144A	3,360	3,360
Hyundai Auto Lease Securitization Trust,
Series 2014-A, Cl A1
0.200%, 03/16/15 144A	1,579	1,579
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Cl A1
0.200%, 07/15/15 144A	3,550	3,550
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A1
0.200%, 02/17/15	65	65
Mercedes Benz Auto Lease Trust,
Series 2014-A, Cl A1
0.200%, 12/15/14	6,968	6,967
World Omni Auto Receivables Trust,
Series 2014-A, Cl A1
0.200%, 05/15/15	3,807	3,807

		21,060

Total Asset-Backed Securities
(Cost $21,060)		21,060

CERTIFICATES OF DEPOSIT — 10.6%
Banks — 0.3%
Citibank NA
0.210%, 09/29/14	5,000	5,000

Yankee — 10.3%
Bank of Montreal Chicago
0.170%, 11/12/14	14,100	14,100
0.180%, 11/21/14	9,000	9,000
Bank of Nova Scotia Houston
0.170%, 12/15/14	10,000	10,000
Canadian Imperial Bank of Commerce NY
0.210%, 02/02/15	14,000	14,000
Canadian Imperial Bank of Commerce NY (FRN)
0.315%, 02/24/15	18,600	18,600
Nordea Bank Finland NY
0.130%, 09/16/14	15,000	15,000
0.205%, 10/10/14	10,000	10,001
Svenska Handelsbanken
0.175%, 10/28/14	9,000	9,000
Toronto Dominion NY
0.210%, 01/20/15	12,000	12,000
0.300%, 08/10/15	15,000	15,000
Westpac Banking
0.290%, 10/29/14	18,000	18,000
0.226%, 03/13/15	16,000	16,000

Total Certificates of Deposit
(Cost $165,701)		165,701

ASSET-BACKED COMMERCIAL PAPER† — 19.7%
Financial Services — 19.7%
Alpine Securitization
0.190%, 10/01/14	15,000	14,998
0.190%, 10/21/14	12,000	11,997

	Par (000)	Value (000)

Cafco LLC
0.170%, 10/06/14	$16,000	$15,997
Collateralized CP LLC
0.120%, 09/24/14	12,200	12,199
0.160%, 10/06/14	16,250	16,247
0.150%, 11/17/14	9,000	8,997
0.210%, 11/24/14	19,700	19,690
Erste Abwicklungsanstalt
0.150%, 10/02/14	34,000	33,996
0.160%, 11/17/14	10,000	9,997
Fairway Finance LLC
0.190%, 10/06/14	18,000	17,997
0.150%, 10/08/14	9,000	8,999
Gotham Funding
0.140%, 09/17/14	9,000	8,999
Govco LLC
0.110%, 09/23/14	9,000	8,999
0.180%, 10/17/14	11,000	10,997
Liberty Street Funding LLC
0.170%, 09/08/14	3,400	3,400
0.130%, 09/17/14	9,000	8,999
0.170%, 09/19/14	13,000	12,999
Matchpoint Master Trust
0.098%, 09/04/14	2,500	2,500
Nieuw Amsterdam Receivables
0.120%, 09/10/14	10,000	10,000
0.150%, 11/06/14	7,500	7,498
Sheffield Receivables
0.160%, 09/18/14	5,000	5,000
0.185%, 10/09/14	5,400	5,399
0.150%, 10/22/14	7,000	6,999
0.190%, 11/12/14	4,421	4,419
0.180%, 11/18/14	9,000	8,996
Starbid Funding
0.098%, 09/04/14	20,000	20,000
0.130%, 09/08/14	10,000	10,000

Total Asset-Backed Commercial Paper
(Cost $306,318)		306,318

COMMERCIAL PAPER† — 33.3%
Banks — 25.8%
Abbey National North America
0.087%, 09/04/14	12,700	12,700
0.120%, 09/22/14	12,500	12,499
0.250%, 10/31/14	6,600	6,597
0.250%, 11/14/14	3,750	3,748
0.240%, 01/02/15	12,000	11,990
Australia & New Zealand Banking Group
0.140%, 09/05/14	18,000	18,000
0.160%, 09/15/14	22,500	22,499
Bank of Tokyo-Mitsubishi
0.120%, 09/03/14	8,000	8,000
0.121%, 09/09/14	10,000	10,000
0.180%, 09/12/14	10,000	9,999
0.190%, 01/02/15	10,500	10,493
BNP Paribas Finance
0.099%, 09/04/14	15,000	15,000
Commonwealth Bank of Australia
0.200%, 12/16/14	6,000	5,996
1.950%, 03/16/15	13,700	13,814

See Notes to Schedules of Investments.

	Par (000)	Value (000)

COMMERCIAL PAPER† — continued
Banks — continued
DnB Bank ASA
0.220%, 09/04/14	$5,000	$5,000
0.210%, 09/24/14	6,000	5,999
0.155%, 10/06/14	8,000	7,999
0.220%, 12/05/14	12,800	12,793
0.220%, 01/20/15	15,000	14,987
HSBC USA
0.170%, 10/20/14	21,000	20,995
0.170%, 12/02/14	16,000	15,993
0.170%, 12/05/14	12,000	11,995
National Australia Funding DE
0.200%, 01/15/15	15,000	14,989
0.190%, 02/09/15	9,000	8,992
Overseas-Chinese Banking
0.170%, 09/05/14	2,302	2,302
0.190%, 10/08/14	18,635	18,631
Rabobank USA Financial
0.230%, 03/02/15	20,000	19,977
Standard Chartered Bank
0.180%, 09/11/14	16,000	15,999
0.180%, 11/18/14	9,000	8,996
0.190%, 11/24/14	9,000	8,996
Svenska Handelsbanken
0.150%, 09/08/14	10,000	10,000
0.165%, 11/14/14	15,000	14,995
0.215%, 01/26/15	13,000	12,989
Toronto Dominion Holdings
0.140%, 11/24/14	9,000	8,997

		402,959

Consumer Staples — 0.3%
Nestle Capital
0.160%, 10/03/14	5,000	4,999

Financial Services — 4.0%
American Honda Finance
0.130%, 10/08/14	8,000	7,999
0.140%, 11/07/14	9,000	8,998
CPPIB Capital
0.150%, 10/30/14	12,440	12,437
JPMorgan Securities
0.180%, 10/27/14	5,900	5,898
Toyota Motor Credit
0.130%, 11/18/14	9,000	8,998
Toyota Motor Credit (MTN) (FRN)
0.230%, 10/08/14	18,000	18,000

		62,330

Healthcare — 1.9%
Catholic Health Initiatives
0.180%, 09/04/14	10,000	10,000
0.180%, 11/04/14	9,000	8,997
0.180%, 12/02/14	10,600	10,595

		29,592

Other — 1.3%
Northwestern University
0.100%, 09/02/14	20,000	20,000

Total Commercial Paper
(Cost $519,880)		519,880

	Par (000)	Value (000)
CORPORATE BONDS — 1.9%
Banks — 1.9%
Australia & New Zealand Banking Group
3.700%, 01/13/15 144A	$4,100	$4,150
Commonwealth Bank of Australia
0.185%, 12/16/14	9,000	9,000
Wells Fargo Bank NA (MTN) (FRN)
0.321%, 09/15/15	16,000	16,000

		29,150

Total Corporate Bonds
(Cost $29,150)		29,150

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement
0.231%, 06/12/15 (A)	16,000	16,000

Total Funding Agreement
(Cost $16,000)		16,000

MUNICIPAL SECURITIES — 13.2%
Connecticut — 2.1%
Connecticut Health & Educational Facility
Authority, Yale University (RB)
Series U (VRDN)
0.030%, 09/05/14	32,540	32,540

Mississippi — 1.2%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series C (VRDN)
0.040%, 09/05/14	9,000	9,000
0.020%, 09/02/14	9,180	9,180

		18,180

North Carolina — 0.9%
University of North Carolina at Chapel Hill (RB)
Series C (VRDN)
0.030%, 09/05/14	14,710	14,710

Ohio — 3.1%
Ohio State Common Schools (GO)
Series A (VRDN)
0.030%, 09/05/14	19,455	19,455
Ohio State Common Schools (GO)
Series B (VRDN)
0.030%, 09/05/14	4,860	4,860
Ohio State University (RB) Series B (VRDN)
0.030%, 09/05/14	23,875	23,875

		48,190

Texas — 3.9%
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.040%, 09/02/14	7,640	7,640
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.040%, 09/02/14	2,000	2,000

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
Houston Higher Education Finance, Rice
University Project (RB)
Series B (VRDN)
0.050%, 09/05/14	$3,000	$3,000
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.030%, 09/02/14	22,300	22,300
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.060%, 09/05/14	9,600	9,600
0.050%, 09/05/14	16,000	16,000

		60,540

Virginia — 1.5%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.030%, 09/05/14	10,800	10,800
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.030%, 09/05/14	13,400	13,400

		24,200

Wyoming — 0.5%
Uinta County, Chevron USA, Inc.
Project (RB) (VRDN)
0.020%, 09/02/14	7,500	7,500

Total Municipal Securities
(Cost $205,860)		205,860

REPURCHASE AGREEMENTS — 19.7%
Deutsche Bank Securities, Inc.

0.050% (dated 08/29/14, due 09/02/14, repurchase price $57,000,317, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 5.500%, due 12/01/26 to 04/01/43, total value $58,140,001)	57,000	57,000

Goldman Sachs & Co.

0.050% (dated 08/29/14, due 09/02/14, repurchase price $73,000,406, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 4.500%, due 04/01/27 to 12/01/43, total value $74,460,001) (B)	73,000	73,000

	Par (000)	Value (000)

0.040% (dated 08/29/14 due 09/02/14, repurchase price $41,000,182, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 0.625% to 3.750%, due 08/26/16 to 03/27/19, total value $41,820,146) (B)	$41,000	$41,000

HSBC Securities USA

0.050% (dated 08/29/14, due 09/02/14, repurchase price $19,000,106, collateralized by Federal National Mortgage Association Bonds, 3.500% to 5.000%, due 08/01/38 to 06/01/44, total value $19,384,297)	19,000	19,000

Merrill Lynch Pierce Fenner and Smith

0.050% (dated 08/29/14, due 09/02/14, repurchase price $83,590,464, collateralized by Government National Mortgage Association Bonds, 3.000% to 8.500%, due 09/15/25 to 08/20/44, total value $85,261,800)	83,590	83,590

Toronto Dominion Securities LLC

0.060% (dated 08/29/14, due 09/02/14, repurchase price $34,000,227, collateralized by Federal National Mortgage Association Bonds, 3.000% to 6.000%, due 10/01/32 to 05/01/36, total value $34,680,000)	34,000	34,000

Total Repurchase Agreements
(Cost $307,590)		307,590

TOTAL INVESTMENTS — 100.8%
(Cost $1,571,559)*		1,571,559

Other Assets & Liabilities – (0.8)%		(12,120)

TOTAL NET ASSETS — 100.0%		$1,559,439

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $16,000 (000) and represents 1.0% of net assets as of August 31, 2014.
(B)	Total value of Goldman Sachs & Co. Repurchase Agreements is $114,000 (000).
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $12,639 (000) and represents 0.8% of net assets as of August 31, 2014.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Commercial Paper	$–	$306,318	$–	$306,318
Asset-Backed Securities	–	21,060	–	21,060
Certificates of Deposit	–	165,701	–	165,701
Commercial Paper	–	519,880	–	519,880
Corporate Bonds	–	29,150	–	29,150
Funding Agreement	–	16,000	–	16,000
Municipal Securities	–	205,860	–	205,860
Repurchase Agreements	–	307,590	–	307,590

Total Assets - Investments in Securities	$–	$1,571,559	$–	$1,571,559

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.8%
Ohio — 98.8%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series A
(LOC - Bank of America) (VRDN)
0.050%, 09/02/14	$6,200	$6,200
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Union Bank NA) (VRDN)
0.040%, 09/02/14	11,200	11,200
Berea (BAN) (GO)
0.750%, 03/25/15	2,128	2,133
Cleveland Department of Public Utilities Division of Water (RB) Series Q
(LOC - Bank of New York Mellon) (VRDN)
0.040%, 09/05/14	15,300	15,300
Cleveland-Cuyahoga County Port Authority,
Cleveland Museum of Art Project (RB)
Series C (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 09/05/14	1,300	1,300
Cleveland-Cuyahoga County Port Authority,
Cleveland Museum of Art Project (RB)
Series D (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 09/05/14	3,300	3,300
Columbus (GO)
2.000%, 09/02/14	3,600	3,600
Cuyahoga Falls (BAN) (GO)
1.000%, 12/04/14	865	867
Fairfield Township, Fire Station Improvement
(BAN) (GO)
1.000%, 06/04/15	500	503
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B (SBPA - Barclays
Bank PLC) (VRDN)
0.030%, 09/05/14	2,320	2,320
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series D (LOC - U.S. Bank
NA) (VRDN)
0.050%, 09/05/14	2,565	2,565
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.030%, 09/05/14	4,480	4,480
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.030%, 09/05/14	4,700	4,700
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank PLC) (VRDN)
0.030%, 09/05/14	2,600	2,600
Huber Heights (BAN) (GO) Series B
1.000%, 11/07/14	2,000	2,002
Independence (BAN) (GO)
1.000%, 04/15/15	1,565	1,572
Kent City (BAN) (GO) (DD)
1.000%, 09/02/15	2,355	2,371
Lake County, East End Service Center Project
(BAN) (GO)
1.000%, 04/01/15	1,500	1,507

	Par (000)	Value (000)

Lakewood (BAN) (GO)
1.000%, 04/10/15	$1,300	$1,306
Lebanon (BAN) (GO)
1.000%, 04/21/15	1,735	1,744
Licking County (BAN) (GO)
1.250%, 06/02/15	900	906
Mayfield Village (BAN) (GO)
1.000%, 08/27/15	1,100	1,107
Miami County (BAN) (GO)
1.000%, 11/25/14	1,065	1,067
Montgomery County, Miami Valley Hospital
(RB) Series B (SBPA - Barclays Bank) (VRDN)
0.050%, 09/02/14	1,400	1,400
Montgomery County, Miami Valley Hospital
(RB) Series C (SBPA - Wells Fargo Bank)
(VRDN)
0.020%, 09/02/14	3,185	3,185
Newark City (BAN) (GO)
1.000%, 07/23/15	1,280	1,288
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB)
Series B-4 (VRDN)
0.030%, 09/02/14	3,300	3,300
Ohio Higher Educational Facility Commission,
Marietta College 2007 Project (RB) (LOC -
JPMorgan Chase Bank) (VRDN)
0.060%, 09/05/14	4,645	4,645
Ohio Higher Educational Facility Commission,
Marietta College Project (RB) (LOC -
JPMorgan Chase Bank) (VRDN)
0.060%, 09/05/14	1,235	1,235
Ohio Higher Educational Facility Commission,
Oberlin College 2008 Project (RB) (SBPA -
U.S. Bank NA) (VRDN)
0.050%, 09/05/14	4,700	4,700
Ohio Higher Educational Facility Commission,
Xavier University 2008 Project (RB) Series A
(LOC - U.S. Bank NA) (VRDN)
0.050%, 09/05/14	2,900	2,900
Ohio State (GO) Series B (VRDN)
0.030%, 09/05/14##	1,900	1,900
0.050%, 09/05/14	1,300	1,300
Ohio State (GO) Series D (VRDN)
0.050%, 09/05/14##	1,395	1,395
Ohio State Higher Educational Facility
Commission, Cleveland Clinic Health System
(RB) (SBPA - Wells Fargo Bank) (VRDN)
0.020%, 09/02/14	1,400	1,400
Ohio State University (RB) (VRDN)
0.040%, 09/05/14	3,000	3,000
Ohio State University (RB) Series B (VRDN)
0.030%, 09/05/14	400	400
Ohio State University (RB) Series E (VRDN)
0.040%, 09/05/14	1,300	1,300
Ohio State Water Development Authority,
FirstEnergy Generation Project (RB)
(LOC - Bank of Nova Scotia) (VRDN)

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
0.050%, 09/02/14	$1,000	$1,000
Pataskala (BAN) (GO)
1.650%, 11/19/14	1,295	1,299

		110,297

Municipal Securities
(Cost $110,297)		110,297

TOTAL INVESTMENTS — 98.8%
(Cost $110,297)*		110,297

Other Assets & Liabilities – 1.2%		1,287

TOTAL NET ASSETS — 100.0%		$111,584

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Securities	$–	$110,297	$–	$110,297

Total Assets - Investments in Securities	$–	$110,297	$–	$110,297

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 96.1%
Pennsylvania — 91.5%
Abington Township (GO)
5.000%, 07/15/15	$1,000	$1,042
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Bank of Nova Scotia) (VRDN)
0.050%, 09/02/14	2,625	2,625
Bucks County (GO)
3.000%, 06/01/15	1,000	1,021
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.040%, 09/05/14	2,540	2,540
Central Dauphin School District (GO)
3.000%, 12/01/14	1,585	1,596
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.030%, 09/02/14	1,300	1,300
Delaware River Port Authority (RB) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.040%, 09/05/14	2,840	2,840
Geisinger Authority, Geisinger
Health System (RB) (SBPA - Northern Trust)
(VRDN)
0.010%, 09/02/14	1,200	1,200
Haverford Township School District (GO)
(LOC - TD Bank) (VRDN)
0.050%, 09/05/14	1,140	1,140
Lancaster County Hospital Authority, Lancaster
General Hospital Project (RB)
5.000%, 07/01/15	565	587
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D
(LOC - JPMorgan Chase Bank) (VRDN)
0.030%, 09/02/14	1,200	1,200
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.040%, 09/05/14	3,355	3,355
Northampton County General Purpose Authority,
Lehigh University (RB) Series B (SBPA -
JPMorgan Chase Bank) (VRDN)
0.030%, 09/05/14	500	500
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB) Series B
(LOC - Wells Fargo Bank) (VRDN)
0.050%, 09/05/14	2,010	2,010
Pennsylvania Higher Educational Facilities
Authority, Temple University (RB)
First Series A
5.000%, 04/01/15	500	514
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania (RB)
Series A (LOC - Bank of America) (VRDN)
0.030%, 09/05/14	3,400	3,400
Philadelphia (GO) Series B (LOC - Bank of New
York Mellon) (VRDN)
0.040%, 09/05/14	2,000	2,000

	Par (000)	Value (000)

Philadelphia Gas Works (RB) 8th Series B
(LOC - Wells Fargo Bank) (VRDN)
0.040%, 09/05/14	$1,500	$1,500
Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JPMorgan Chase Bank) (VRDN)
0.030%, 09/05/14	1,850	1,850
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B
(SBPA - Wells Fargo Bank) (VRDN)
0.040%, 09/02/14	1,160	1,160
Philadelphia School District (GO) Series F
(LOC - Barclays Bank PLC) (VRDN)
0.040%, 09/05/14	3,200	3,200
Philadelphia School District (GO) Series H
(LOC - Royal Bank of Canada) (VRDN)
0.040%, 09/05/14	600	600
Philadelphia Water & Wastewater (RB) Series B
(LOC - TD Bank) (VRDN)
0.040%, 09/05/14	665	665
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.050%, 09/05/14	1,200	1,200
University of Pittsburgh, Commonwealth System
Higher Education (TECP)
0.070%, 11/03/14	1,400	1,400
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.030%, 09/05/14	1,150	1,150

		41,595

Puerto Rico — 4.6%
Puerto Rico Electric Power Authority, Prerefunded
07/01/15 @100 (RB) Series RR (FGIC)
5.000%, 07/01/15	2,000	2,081

Total Municipal Securities
(Cost $43,676)		43,676

TOTAL INVESTMENTS — 96.1%
(Cost $43,676)*		43,676

Other Assets & Liabilities – 3.9%		1,777

TOTAL NET ASSETS — 100.0%		$45,453

*	Also cost for Federal income tax purposes.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Securities	$–	$43,676	$–	$43,676

Total Assets - Investments in Securities	$–	$43,676	$–	$43,676

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 101.2%
Alaska — 1.4%
Valdez City, Exxon Pipeline Company Project
(RB) Series A (VRDN)
0.030%, 09/02/14	$9,000	$9,000

California — 0.7%
California State (GO) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.030%, 09/05/14	4,400	4,400

Connecticut — 2.4%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series U-2
(VRDN)
0.030%, 09/05/14	16,000	16,000

District of Columbia — 2.1%
District of Columbia, Georgetown University
(RB) Series C (LOC -TD Bank) (VRDN)
0.040%, 09/05/14	13,650	13,650

Florida — 1.8%
Citizens Property Insurance (RB) Series A
(NATL-RE)
5.000%, 03/01/15	6,010	6,151
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/15	5,625	5,822

		11,973

Illinois — 2.7%
Illinois Finance Authority, University of Chicago
(RB) (SBPA - U.S. Bank NA) (VRDN)
0.040%, 09/05/14	13,647	13,647
Illinois Finance Authority, University of Chicago
(RB) Series B (VRDN)
0.060%, 09/05/14	3,000	3,000
Illinois State, Prerefunded 09/01/14 @ 100 (GO)
5.000%, 09/01/14	1,340	1,340

		17,987

Indiana — 0.4%
Purdue University, Student Facilities System (RB)
Series A (VRDN)
0.040%, 09/05/14	2,435	2,435

Iowa — 3.1%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.080%, 09/02/14	13,595	13,595
Iowa Finance Authority, Drake University Project
(RB) (LOC - Wells Fargo Bank) (VRDN)
0.040%, 09/02/14	1,700	1,700
Iowa Higher Education Loan Authority (RN)
Series B
2.000%, 05/14/15	4,800	4,860

		20,155

Kentucky — 0.7%
Berea Educational Facilities, Berea College Project
(RB) Series A (VRDN)
0.040%, 09/02/14	2,800	2,800

	Par (000)	Value (000)

Berea Educational Facilities, Berea College Project
(RB) Series B (VRDN)
0.040%, 09/02/14	$2,215	$2,215

		5,015

Louisiana — 1.6%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.050%, 09/05/14	10,310	10,310

Maryland — 0.9%
Baltimore Industrial Development Authority,
Baltimore Capital Acquisition (RB) (LOC -
Bayerische Landesbank) (VRDN)
0.080%, 09/05/14\	6,300	6,300

Mississippi — 2.7%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series B
(VRDN)
0.040%, 09/02/14	4,500	4,500
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series G
0.020%, 09/02/14	5,730	5,730
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series C (VRDN)
0.020%, 09/02/14	2,500	2,500
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series L (VRDN)
0.040%, 09/02/14	4,800	4,800

		17,530

Missouri — 3.2%
Missouri Development Finance Board, The
Nelson Gallery Foundation (RB) Series A
(SBPA - Northern Trust) (VRDN)
0.050%, 09/02/14	5,650	5,650
Missouri State Health & Educational Facilities
Authority, Ascension Health (RB) Series C-3
(VRDN)
0.040%, 09/05/14	14,160	14,160
Missouri State Health & Educational Facilities
Authority, Washington University (RB)
Series B (SBPA - Wells Fargo Bank) (VRDN)
0.040%, 09/02/14	1,475	1,475

		21,285

Nevada — 0.8%
Nevada State (RB)
2.000%, 12/01/14	5,000	5,022

New Jersey — 2.9%
Hudson County Improvement Authority (RN)
Series T-1
1.000%, 05/13/15	9,000	9,045

See Notes to Schedules of Investments.

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
New Jersey — continued
Hudson County Improvement Authority (RN)
Series U-1A
1.250%, 07/15/15	$10,000	$10,078

		19,123

New Mexico — 2.8%
New Mexico Hospital Equipment Loan Council,
Presbyterian HealthCare (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.040%, 09/05/14	18,530	18,530

New York — 7.6%
New York City (GO) Sub-Series B-3
(LOC - TD Bank) (VRDN)
0.040%, 09/05/14	16,200	16,200
New York City (GO) Sub-Series G-7
(LOC - Bank of Tokyo-Mitsubishi UFJ)
(VRDN)
0.040%, 09/05/14	3,015	3,015
New York City Municipal Water Finance
Authority (RB) Series BB-4 (SBPA - Wells
Fargo Bank) (VRDN)
0.020%, 09/02/14	3,000	3,000
New York City Municipal Water Finance
Authority (RB) Sub-Series B-2 (SBPA - Royal Bank of Canada) (VRDN)
0.040%, 09/05/14	3,900	3,900
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 1,
Sub-Series 1D (SBPA - Landesbank
Hessen-Thuringen Girozentrale) (VRDN)
0.050%, 09/02/14	4,000	4,000
New York State Dormitory Authority, Prerefunded
09/15/14 @ 100 (RB)
4.800%, 09/15/14	19,140	20,037

		50,152

North Carolina — 2.5%
Charlotte (GO) Series A
5.000%, 07/01/15	6,560	6,825
Charlotte-Mecklenburg Hospital Authority,
Carolinas Healthcare System(RB) Series H
(LOC - Wells Fargo Bank) (VRDN)
0.020%, 09/02/14	1,000	1,000
University of North Carolina at Chapel Hill (RB) Series B (VRDN)
0.030%, 09/05/14	8,450	8,450

		16,275

Ohio — 18.1%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Union Bank NA) (VRDN)
0.040%, 09/02/14	4,500	4,500

	Par (000)	Value (000)

Cleveland Department of Public Utilities Division of Water (RB) Series Q
(LOC - Bank of New York Mellon) (VRDN)
0.040%, 09/05/14	$12,750	$12,750
Cleveland-Cuyahoga County Port Authority,
Cleveland Museum of Art Project (RB)
Series D (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 09/05/14	500	500
Cleveland-Cuyahoga County Port Authority,
Museum of Art Project (RB)
Series C (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 09/05/14	600	600
Columbus (GO)
2.000%, 09/02/14	3,000	3,000
Cuyahoga Falls (BAN) (GO)
1.000%, 12/04/14	1,000	1,002
Fairfield Township, Fire Station Improvement
(BAN) (GO)
1.000%, 06/04/15	1,800	1,810
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B (SBPA - Barclays
Bank PLC) (VRDN)
0.030%, 09/05/14	8,700	8,700
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series D (LOC -U.S. Bank
NA) (VRDN)
0.050%, 09/05/14	200	200
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.030%, 09/05/14	5,100	5,100
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.030%, 09/05/14	4,300	4,300
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank PLC) (VRDN)
0.030%, 09/05/14	8,700	8,700
Highland Heights, Street
Improvement (BAN) (GO)
0.750%, 06/17/15	3,650	3,662
Huber Heights (BAN) (GO)
1.500%, 11/07/14	1,100	1,102
Huber Heights (BAN) (GO) Series B
1.000%, 11/07/14	2,000	2,003
Kent City (BAN) (GO)
1.000%, 09/04/14	2,565	2,565
Lakewood (BAN) (GO)
1.000%, 04/10/15	1,550	1,557
Montgomery County, Miami Valley Hospital
(RB) Series B (SBPA - Barclays Bank) (VRDN)
0.050%, 09/02/14	8,500	8,500
0.050%, 09/02/14	5,500	5,500
Montgomery County, Miami Valley Hospital
(RB) Series C (SBPA - Wells Fargo Bank)
(VRDN)
0.020%, 09/02/14	600	600

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Ohio — continued
North Ridgeville, Capital Improvement &
Equipment (BAN) (GO)
1.000%, 06/04/15	$1,405	$1,412
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB)
Series B-4 (VRDN)
0.030%, 09/02/14	2,000	2,000
Ohio Higher Educational Facility Commission,
Oberlin College 2008 Project (RB) (SBPA -
U.S. Bank NA) (VRDN)
0.050%, 09/05/14	5,600	5,600
Ohio Higher Educational Facility Commission,
Xavier University 2000 Project (RB) (LOC -
U.S. Bank NA) (VRDN)
0.050%, 09/05/14	600	600
Ohio Higher Educational Facility Commission,
Xavier University 2008 Project (RB) Series A
(LOC - U.S. Bank NA) (VRDN)
0.050%, 09/05/14	900	900
Ohio State (GO) Series B (VRDN)
0.030%, 09/05/14##	9,000	9,000
Ohio State (GO) Series C (VRDN)
0.040%, 09/05/14	3,900	3,900
Ohio State (GO) Series D (VRDN)
0.050%, 09/05/14	5,600	5,600
Ohio State Higher Educational Facility
Commission, Cleveland Clinic Health System
(RB) (SBPA - Wells Fargo Bank) (VRDN)
0.020%, 09/02/14	4,900	4,900
Ohio State University (RB) Series B (VRDN)
0.030%, 09/05/14	1,000	1,000
Ohio State University (RB) Series E (VRDN)
0.040%, 09/05/14	5,400	5,400
Perrysburg (BAN) (GO)
1.000%, 10/30/14	1,935	1,937

		118,900

Pennsylvania — 14.8%
Abington Township (GO)
5.000%, 07/15/15	1,760	1,834
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Bank of Nova Scotia) (VRDN)
0.050%, 09/02/14	4,550	4,550
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.040%, 09/05/14	1,650	1,650
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.030%, 09/02/14	800	800
Delaware River Port Authority (RB) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.040%, 09/05/14	18,400	18,400
Geisinger Authority, Geisinger
Health System (RB) (SBPA - Northern Trust)
(VRDN)
0.010%, 09/02/14	2,000	2,000

	Par (000)	Value (000)

Geisinger Authority, Geisinger
Health System (RB) Series A
(SBPA - Wells Fargo Bank N.A.) (VRDN)
0.010%, 09/02/14	$750	$750
Geisinger Authority, Geisinger
Health System (RB) Series B
(SBPA - U.S. Bank) (VRDN)
0.030%, 09/02/14	905	905
Geisinger Authority, Geisinger
Health System (RB) Series C
(SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 09/02/14	2,500	2,500
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D
(LOC - JPMorgan Chase Bank) (VRDN)
0.030%, 09/02/14	800	800
Lower Merion Township School District, Capital Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.040%, 09/05/14	700	700
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - JPMorgan
Chase Bank) (VRDN)
0.030%, 09/05/14	700	700
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 09/05/14	1,265	1,265
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB)
Second Series (LOC - JPMorgan Chase Bank) (VRDN)
0.040%, 09/05/14	500	500
Pennsylvania Higher Educational Facilities
Authority, Temple University (RB)
First Series A
5.000%, 04/01/15	2,915	2,998
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania (RB)
Series A (LOC - Bank of America) (VRDN)
0.030%, 09/05/14	1,600	1,600
Philadelphia Gas Works (RB) 8th Series B
(LOC - Wells Fargo Bank) (VRDN)
0.040%, 09/05/14	2,300	2,300
Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JPMorgan Chase Bank) (VRDN)
0.030%, 09/05/14	950	950
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A
(SBPA - JPMorgan Chase Bank) (VRDN)
0.040%, 09/08/14	11,750	11,750
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B (SBPA -
JPMorgan Chase Bank (VRDN)
0.040%, 09/02/14	2,800	2,800

See Notes to Schedules of Investments.

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B
(SBPA - Wells Fargo Bank) (VRDN)
0.040%, 09/02/14	$2,200	$2,200
Philadelphia School District (GO) Series F
(LOC - Barclays Bank PLC) (VRDN)
0.040%, 09/05/14	300	300
Philadelphia School District (GO) Series H
(LOC - Royal Bank of Canada) (VRDN)
0.040%, 09/05/14	4,400	4,400
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.050%, 09/05/14	11,460	11,460
University of Pittsburgh, Commonwealth System
Higher Education (TECP)
0.070%, 11/03/14	4,405	4,405
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.030%, 09/05/14	15,220	15,220

		97,737

Tennessee — 1.5%
Chattanooga Health Educational & Housing
Facility Board, Catholic Health Initiatives (RB)
Series C (VRDN)
0.060%, 09/05/14	9,840	9,840

Texas — 18.8%
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.040%, 09/02/14	8,870	8,870
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-2 (VRDN)
0.040%, 09/02/14	6,000	6,000
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.040%, 09/02/14	2,500	2,500
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.040%, 09/02/14	3,000	3,000
Harris County Health Facilities Development
Corporation, Texas Children’s Health (RB)
Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.050%, 09/02/14	4,500	4,500
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
(VRDN)
0.020%, 09/02/14	3,000	3,000
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.030%, 09/02/14	7,000	7,000

	Par (000)	Value (000)

Lubbock Independent School District,
Prerefunded 02/15/15 @ 100 (GO) Series A
(PSF-GTD)
4.000%, 02/15/15	$1,000	$1,017
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.050%, 09/05/14	9,000	9,000
0.060%, 09/05/14	5,000	5,000
Tarrant County Cultural Education Facilities
Finance Corporation, Baylor Health Care
System Project (RB) Series D (LOC -
JPMorgan Chase Bank) (VRDN)
0.050%, 09/05/14	13,100	13,100
Tarrant County Health Facilities Development
Corporation, Cook Children’s Medical System
(RB) Series B (VRDN)
0.030%, 09/05/14	15,000	15,000
Texas (TRAN) (GO) (DD)
1.500%, 08/31/15	10,000	10,135
Texas Water Development Board (RB) Series A
(SBPA - JPMorgan Chase Bank) (VRDN)
0.050%, 09/02/14	13,900	13,900
University of Texas System (RB) Series B (VRDN)
0.030%, 09/05/14	8,490	8,490
0.030%, 09/05/14	2,950	2,950
0.040%, 09/05/14	10,000	10,000

		123,462

Utah — 4.6%
Murray, IHC Health Services (RB) Series C
(VRDN)
0.040%, 09/02/14	9,100	9,100
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank NA) (VRDN)
0.050%, 09/05/14	10,800	10,800
Utah State (GO) Series A
5.000%, 07/01/15	10,000	10,404

		30,304

Virginia — 2.5%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series A (VRDN)
0.030%, 09/05/14	5,000	5,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.040%, 09/05/14	4,000	4,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.030%, 09/05/14	7,250	7,250

		16,250

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Washington — 0.6%
Washington Health Care Facilities Authority,
Multicare Health System (RB) Series D (LOC -
Barclays Bank PLC) (VRDN)
0.050%, 09/02/14	$4,000	$4,000

Total Municipal Securities
(Cost $665,635)		665,635

TOTAL INVESTMENTS — 101.2%
(Cost $665,635)*		665,635

Other Assets & Liabilities – (1.2)%		(7,696)

TOTAL NET ASSETS — 100.0%		$657,939

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Securities	$–	$665,635	$–	$665,635

Total Assets - Investments in
Securities	$–	$665,635	$–	$665,635

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bills† — 51.5%
0.010%, 09/04/14	$5,000	$5,000
0.011%, 09/04/14	33,000	33,000
0.022%, 09/04/14	10,000	10,000
0.023%, 09/04/14	4,000	4,000
0.011%, 09/11/14	2,000	2,000
0.015%, 09/11/14	17,000	17,000
0.019%, 09/11/14	10,000	10,000
0.036%, 09/11/14	10,000	10,000
0.010%, 09/18/14	29,600	29,600
0.012%, 09/18/14	10,000	10,000
0.014%, 09/25/14	10,000	10,000
0.018%, 09/25/14	6,000	6,000
0.025%, 09/25/14	5,000	5,000
0.035%, 10/02/14	5,000	5,000
0.013%, 10/16/14	15,000	15,000
0.025%, 10/30/14	5,000	5,000
0.010%, 11/06/14	10,000	9,999
0.040%, 11/20/14	8,000	7,999
0.055%, 12/26/14	3,000	2,999
0.035%, 01/02/15	2,000	2,000

		199,597

U.S. Treasury Notes — 48.3%
0.250%, 09/15/14	25,000	25,002
0.250%, 09/30/14	10,000	10,002
0.500%, 10/15/14	42,500	42,524
0.250%, 10/31/14	10,000	10,004
2.375%, 10/31/14	10,000	10,038
0.375%, 11/15/14	20,000	20,014
0.250%, 11/30/14	18,000	18,009
0.125%, 12/31/14	20,000	20,007
0.250%, 01/15/15	5,000	5,004
0.250%, 01/31/15	6,500	6,505
0.250%, 02/15/15	8,000	8,007
0.375%, 04/15/15	1,750	1,753
0.375%, 06/15/15	1,500	1,503
0.075%, 01/31/16	8,500	8,499

		186,871

Total U.S. Treasury Obligations
(Cost $386,467)		386,468

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 1.6%
BlackRock Treasury Trust Fund††	500,000	$500
Dreyfus Treasury Prime Cash Management	5,544,373	5,544

Total Money Market Funds
(Cost $6,044)		6,044

TOTAL INVESTMENTS — 101.4%
(Cost $392,511)*		392,512

Other Assets & Liabilities – (1.4)%		(5,303)

TOTAL NET ASSETS — 100.0%		$387,209

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Funds	$6,044	$–	$–	$6,044
U.S. Treasury Obligations	–	386,468	–	386,468

Total Assets - Investments in Securities	$6,044	$386,468	$–	$392,512

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2014 (Unaudited)

Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of August 31, 2014, the Trust offered for sale shares of 37 Funds (individually, a “Fund”, collectively, the “Funds”).

As of August 31, 2014, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Michigan Intermediate Municipal Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, PNC Pennsylvania Intermediate Municipal Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Ohio Municipal Money Market Fund, PNC Pennsylvania Tax Exempt Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

1. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining market value for equity securities, exchange-traded funds (“ETFs”) and master limited partnerships (“MLPs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The Board has approved the use of such pricing services. A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service.

The investments of the Money Market Funds, other than investments in other money market funds, repurchase agreements, and funding agreements are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2014 (Unaudited)

cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held by the Money Market Funds on August 31, 2014 were valued using a method other than amortized cost.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the NYSE on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market. Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the NYSE on the day of valuation. The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2014 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds invest generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2014 (Unaudited)

demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Yankee Obligations

PNC Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which are designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at August 31, 2014 is included in the respective Fund’s Schedule of Investments.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at August 31, 2014 is included in the respective Fund’s Schedule of Investments.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2014 (Unaudited)

of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of August 31, 2014 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 08/31/14 (000)

Asset Derivative Value

Balanced Allocation Fund
Forward Currency Contract	$–	$40	$40
Futures Contracts	8	–	8

	$8	$40	$48

International Equity Fund
Forward Currency Contract	$–	$1,403	$1,403
Futures Contracts	393	–	393

	$393	$1,403	$1,796

Large Cap Growth Fund
Futures Contracts	$21	$–	$21

S&P 500 Index Fund
Futures Contracts	$39	$–	$39

Small Cap Fund
Futures Contracts	$18	$–	$18

Liability Derivative Value

International Equity Fund
Futures Contracts	$268	$–	$268

During the three-month period ended August 31, 2014, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2014 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts August 31, 2014 (000)
Balanced Allocation Fund
Forward Currency Contracts	$682	$–	$–	$682
Futures Contracts	203	263	(323)	143
International Equity Fund
Forward Currency Contracts	33,963	–	–	33,963
Futures Contracts	14,688	23,410	(23,137)	14,961
Large Cap Growth Fund
Futures Contracts	1,132	2,544	(2,396)	1,280
S&P 500 Index Fund
Futures Contracts	1,655	1,732	(2,425)	962
Small Cap Fund

	Notional Cost of Contracts May 31, 2014 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts August 31, 2014 (000)
Futures Contracts	1,172	1,155	(1,172)	1,155

2. Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At August 31, 2014, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index.

iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

The total value at May 31, 2014 and August 31, 2014, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the three-month period ended August 31, 2014 are shown in the following table.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2014 (Unaudited)

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 08/31/14 (000)	Purchases (000)		Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$22	$22	$–		$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	3	2	–		–	–	*	–
PNC Advantage Institutional Money Market Fund	125	133	43		35	–	*	–
PNC International Equity Fund	54	53	–		–	–		–
PNC Large Cap Core Fund	163	172	–	*	–	–	*	–
PNC Small Cap Fund	35	36	–		–	–		–
PNC Bond Fund	248	250	1		–	1		–
PNC High Yield Bond Fund	28	29	–	*	–	–	*	–
PNC Limited Maturity Bond Fund	246	245	–	*	–	–	*	–

	$924	$942	$44		$35	$1		$–

Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$24	$24	$–		$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	4	4	–		–	–	*	–
PNC Advantage Institutional Money Market Fund	61	71	21		11	–	*	–
PNC International Equity Fund	98	97	–		–	–		–
PNC Large Cap Core Fund	256	271	1		–	1		–
PNC Small Cap Fund	49	50	–		–	–		–
PNC Bond Fund	262	264	1		–	1		–
PNC High Yield Bond Fund	38	38	–		–	–	*	–
PNC Limited Maturity Bond Fund	110	110	–	*	–	–	*	–

	$902	$929	$23		$11	$2		$–

Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$49	$50	$–		$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	18	17	–		–	–	*	–
PNC Advantage Institutional Money Market Fund	62	76	26		12	–	*	–
PNC International Equity Fund	201	198	–		–	–		–
PNC Large Cap Core Fund	499	528	1		–	1		–
PNC Small Cap Fund	104	106	–		–	–		–
PNC Bond Fund	274	276	1		–	1		–
PNC High Yield Bond Fund	44	44	1		–	1		–
PNC Limited Maturity Bond Fund	15	15	–	*	–	–	*	–

	$1,266	$1,310	$29		$12	$3		$–

Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$44	$45	$–		$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	16	16	–		–	–	*	–
PNC Advantage Institutional Money Market Fund	38	47	20		11	–	*	–
PNC International Equity Fund	192	188	–		–	–		–
PNC Large Cap Core Fund	488	517	1		–	1		–
PNC Small Cap Fund	98	100	–		–	–		–
PNC Bond Fund	106	107	–	*	–	–	*	–
PNC High Yield Bond Fund	16	16	–	*	–	–	*	–

	$998	$1,036	$21		$11	$1		$–

Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$55	$56	$–		$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	19	19	–		–	–	*	–
PNC Advantage Institutional Money Market Fund	38	51	27		14	–	*	–
PNC International Equity Fund	219	215	–		–	–		–
PNC Large Cap Core Fund	529	560	1		–	1		–
PNC Small Cap Fund	114	117	–		–	–		–
PNC Bond Fund	75	75	–	*	–	–	*	–
PNC High Yield Bond Fund	12	12	–	*	–	–	*	–

	$1,061	$1,105	$28		$14	$1		$–

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 08/31/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$5,073	$4,844	$–	$–	$153		$–
iShares MSCI Emerging Markets Index Fund	2,085	2,208	–	–	17		–
iShares STOXX Europe 600 Banks DE	89	39	–	44	1		4
PNC Advantage Institutional Money Market Fund	3,741	3,954	1,883	1,670	–	*	–
	$10,988	$11,045	$1,883	$1,714	$171		$4
International Equity Fund
iShares STOXX Europe 600 Banks DE	4,149	2,312	–	1,507	51		134
PNC Advantage Institutional Money Market Fund	47,842	61,022	49,293	36,113	5		–
	$51,991	$63,334	$49,293	$37,620	$56		$134
Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$82	$545	$1,758	$1,295	$–	*	$–
Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,293	$2,641	$3,262	$1,914	$–	*	$–
Large Cap Value Fund
iShares Russell 1000 Value Fund	$741	$821	$816	$762	$–		$46
PNC Advantage Institutional Money Market Fund	137	241	4,426	4,322	–	*	–
	$878	$1,062	$5,242	$5,084	$–	*	$46
Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$849	$698	$943	$1,094	$–	*	$–
Mid Cap Index Fund
PNC Advantage Institutional Money Market Fund	$44	$48	$25	$21	$–	*	$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$951	$713	$700	$991	$–		$57
PNC Advantage Institutional Money Market Fund	956	12,927	16,745	4,774	–	*	–
	$1,907	$13,640	$17,445	$5,765	$–	*	$57
Multi-Factor Small Cap Growth Fund
PNC Advantage Institutional Money Market Fund	1,609	678	688	1,619	–	*	–
Multi-Factor Small Cap Value Fund
PNC Advantage Institutional Money Market Fund	$2,336	$930	$919	$2,325	$–	*	$–
S&P 500 Index Fund
BlackRock	$370	$390	$–	$11	$5		–	*
PNC Advantage Institutional Money Market Fund	1,324	1,792	6,920	6,452	–	*	–
PNC Financial Services Group	427	412	–	12	2		1
	$2,121	$2,594	$6,920	$6,475	$7		$1
Small Cap Fund
PNC Advantage Institutional Money Market Fund	$59,664	$46,234	$33,125	$46,555	$2		$–
Small Cap Index Fund
PNC Advantage Institutional Money Market Fund	$46	$112	$144	$78	$–	*	$–
Bond Fund
PNC Advantage Institutional Money Market Fund	$7,012	$2,213	$6,533	$11,332	$–	*	$–
Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,299	$1,621	$5,520	$5,198	$–	*	$–
High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$1,926	$3,346	$3,429	$2,009	$–	*	$–
Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$7,167	$9,038	$14,276	$12,405	$–	*	$–
Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$6,594	$4,277	$24,593	$26,910	$1		$–

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2014 (Unaudited)

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 08/31/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$8,581	$12,110	$13,313	$9,784	–	*	$–
Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$10,472	$12,724	$49,885	$47,633	$1		$–
Government Money Market Fund
PNC Advantage Institutional Government Money Market Fund	$15,017	$15,017	$–	$–	$–	*	$–
Treasury Money Market Fund
BlackRock Treasury Trust Fund	$500	$500	$–	$–	$–	*	$–
*Amount represents less than $500.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, PNC Advantage Funds, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund or PNC Advantage money market fund with respect to a Fund’s short-term reserves swept into a PNC money market fund or PNC Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC money market fund or PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

Details of affiliated holdings at August 31, 2014 are included in the respective Fund’s Schedule of Investments.

3. Market and Credit Risk

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt

Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

4. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

Effective October 8, 2014, each of PNC Michigan Intermediate Municipal Bond Fund, PNC Pennsylvania Intermediate Municipal Bond Fund, PNC Pennsylvania Tax Exempt Money Market Fund, and PNC Ohio Municipal Money Market Fund were liquidated pursuant to plans approved by the Board of Trustees on August 28, 2014.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	10/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	10/27/2014

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	10/27/2014

* Print the name and title of each signing officer under his or her signature.